UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-03605

                                     Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                                 Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Institutional Funds

50 South LaSalle Street

                                     Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 557-7547

Date of fiscal year end:   November 30

Date of reporting period:   May 31, 2015

Item 1. Reports to Stockholders.

MONEY MARKET PORTFOLIOS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

6	FINANCIAL HIGHLIGHTS

13	SCHEDULES OF INVESTMENT

13	DIVERSIFIED ASSETS PORTFOLIO Ticker Symbols:
Shares: BDAXX
Service: BDCXX

20	TREASURY PORTFOLIO Ticker Symbol:
Shares: NITXX

22	TAX-EXEMPT PORTFOLIO Ticker Symbols:
Shares: BTEXX
Service: BTSXX

31	U.S. GOVERNMENT PORTFOLIO Ticker Symbols:
Shares: BNGXX
Service: BGCXX

34	U.S. GOVERNMENT SELECT PORTFOLIO Ticker Symbols:
Shares: BGSXX
Service: BSCXX
Williams Capital Shares: WCGXX

38	MUNICIPAL PORTFOLIO
Ticker Symbols:
Shares: NMUXX
Service: BMSXX

57	ABBREVIATIONS AND OTHER INFORMATION

58	NOTES TO THE FINANCIAL STATEMENTS

66	FUND EXPENSES

68	APPROVAL OF MANAGEMENT AGREEMENT

72	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Performance calculations reflect fee waivers and reimbursements in effect. In the absence of fee waivers and reimbursements, performance would be reduced. Performance is based on net change in net asset value assuming reinvestment of all dividends and distributions.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Institutional Funds in the future. These statements are based on Northern Institutional Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Institutional Funds’ management strategies from those currently expected to be employed.

Investments in the Portfolios are not insured or guaranteed by the FDIC or any other governmental agency. Although each Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES	MAY 31, 2015 (UNAUDITED)

Amounts in thousands, except per share data	DIVERSIFIED ASSETS PORTFOLIO	TREASURY PORTFOLIO	TAX-EXEMPT PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO	MUNICIPAL PORTFOLIO
ASSETS:
Investments, at amortized cost which approximates fair value	$10,508,445	$6,092,254	$1,017,920	$3,651,725	$16,252,516	$4,288,325
Repurchase agreements, at cost which approximates fair value	1,139,213	7,226,554	–	2,424,410	5,613,849	–
Cash	–	200,119	3,296	138,679	593	10,100
Interest income receivable	5,449	5,254	2,169	361	1,446	5,360
Receivable for securities sold	1,000	200,250	5,180	–	–	4,860
Receivable for fund shares sold	35,615	184,758	–	–	–	–
Receivable from affiliate for expense reimbursements	1,487	1,591	207	1,238	1,871	317
Prepaid and other assets	24	27	10	30	45	6
Total Assets	11,691,233	13,910,807	1,028,782	6,216,443	21,870,320	4,308,968
LIABILITIES:
Cash overdraft	11,141	–	–	–	–	–
Payable for securities purchased	579,740	–	–	17,505	–	17,500
Payable for fund shares redeemed	–	–	–	70,051	1,235	–
Distributions payable to shareholders	94	118	8	50	184	38
Payable to affiliates:
Management fees	3,118	2,131	274	1,643	3,321	671
Custody fees	112	140	18	69	197	49
Transfer agent fees	142	178	12	75	277	56
Trustee fees	82	11	8	39	65	25
Accrued other liabilities	98	66	35	30	120	56
Total Liabilities	594,527	2,644	355	89,462	5,399	18,395
Net Assets	$11,096,706	$13,908,163	$1,028,427	$6,126,981	$21,864,921	$4,290,573
ANALYSIS OF NET ASSETS:
Capital stock	$11,096,667	$13,908,134	$1,028,440	$6,127,021	$21,864,951	$4,290,496
Accumulated undistributed net investment income (loss)	(108)	(13)	(2)	(64)	(48)	(9)
Accumulated undistributed net realized gain (loss)	147	42	(11)	24	18	86
Net Assets	$11,096,706	$13,908,163	$1,028,427	$6,126,981	$21,864,921	$4,290,573
Net Assets:
Shares	$11,090,542	$13,908,163	$1,027,505	$6,112,852	$21,613,346	$4,272,684
Service Shares	6,164	–	922	14,129	90,591	17,889
Williams Capital Shares	–	–	–	–	160,984	–
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	11,090,503	13,908,134	1,027,516	6,112,862	21,613,397	4,272,624
Service Shares	6,165	–	922	14,128	90,590	17,883
Williams Capital Shares	–	–	–	–	160,984	–
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Service Shares	1.00	–	1.00	1.00	1.00	1.00
Williams Capital Shares	–	–	–	–	1.00	–

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS	SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED)

Amounts in thousands	DIVERSIFIED ASSETS PORTFOLIO	TREASURY PORTFOLIO	TAX-EXEMPT PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO	MUNICIPAL PORTFOLIO
INVESTMENT INCOME:
Interest income	$11,193	$6,068	$440	$3,545	$12,042	$1,823
Total Investment Income	11,193	6,068	440	3,545	12,042	1,823
EXPENSES:
Management fees	18,491	13,357	1,850	9,774	19,434	4,099
Custody fees	600	799	73	340	1,134	247
Transfer agent fees	841	1,113	84	444	1,620	342
Registration fees	54	56	27	37	60	35
Printing fees	11	9	3	7	17	5
Professional fees	62	70	28	44	85	40
Trustee fees	86	105	9	46	136	36
Other	85	84	10	89	149	40
Total Expenses	20,230	15,593	2,084	10,781	22,635	4,844
Less expenses contractually reimbursed by investment adviser	(591)	(707)	(117)	(388)	(983)	(275)
Less expenses voluntarily reimbursed by investment adviser	(8,892)	(9,514)	(1,580)	(7,053)	(10,591)	(2,970)
Less custodian credits	(2)	(15)	(3)	(8)	–	(4)
Net Expenses	10,745	5,357	384	3,332	11,061	1,595
Net Investment Income	448	711	56	213	981	228
NET REALIZED GAINS:
Net realized gains on:
Investments	147	42	3	24	18	89
Net Gains	147	42	3	24	18	89
Net Increase in Net Assets Resulting from Operations	$595	$753	$59	$237	$999	$317

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

	DIVERSIFIED ASSETS PORTFOLIO		TREASURY PORTFOLIO
Amounts in thousands	2015	2014	2015	2014
OPERATIONS:
Net investment income	$448	$1,083	$711	$756
Net realized gains (losses) on:
Investments	147	(8)	42	31
Net Increase in Net Assets Resulting from Operations	595	1,075	753	787
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from Shares transactions	(215,000)	122,324	(796,916)	4,539,084
Net increase (decrease) in net assets resulting from Service Shares transactions	216	(230)	–	–
Net increase in net assets resulting from Williams Capital Shares transactions	–	–	–	–
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(214,784)	122,094	(796,916)	4,539,084
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
From net investment income	(560)	(1,084)	(746)	(1,314)
Total Distributions to Shares Shareholders	(560)	(1,084)	(746)	(1,314)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
From net investment income	–	(1)	–	–
Total Distributions to Service Shares Shareholders	–	(1)	–	–
DISTRIBUTIONS TO WILLIAMS CAPITAL SHARES SHAREHOLDERS:
From net investment income	–	–	–	–
Total Distributions to Williams Capital Shares Shareholders	–	–	–	–
Total Increase (Decrease) in Net Assets	(214,749)	122,084	(796,909)	4,538,557
NET ASSETS:
Beginning of period	11,311,455	11,189,371	14,705,072	10,166,515
End of period	$11,096,706	$11,311,455	$13,908,163	$14,705,072
Accumulated Undistributed Net Investment Income (Loss)	$(108)	$4	$(13)	$22

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED)

OR THE FISCAL YEAR ENDED NOVEMBER 30, 2014

TAX-EXEMPT PORTFOLIO		U.S. GOVERNMENT PORTFOLIO		U.S. GOVERNMENT SELECT PORTFOLIO		MUNICIPAL PORTFOLIO
2015	2014	2015	2014	2015	2014	2015	2014

$56	$120	$213	$357	$981	$1,635	$228	$542

3	9	24	83	18	100	89	37
59	129	237	440	999	1,735	317	579

(77,189)	(63,568)	341,041	(763,923)	2,469,181	1,794,817	(398,529)	(62,853)
288	(350)	(12,702)	3,182	(33,250)	(17,163)	(9,511)	(6,015)
–	–	–	–	20,007	140,977	–	–
(76,901)	(63,918)	328,339	(760,741)	2,455,938	1,918,631	(408,040)	(68,868)

(56)	(120)	(298)	(646)	(1,067)	(1,774)	(267)	(705)
(56)	(120)	(298)	(646)	(1,067)	(1,774)	(267)	(705)

–	–	(1)	(3)	(6)	(13)	(1)	(5)
–	–	(1)	(3)	(6)	(13)	(1)	(5)

–	–	–	–	(7)	(2)	–	–
–	–	–	–	(7)	(2)	–	–
(76,898)	(63,909)	328,277	(760,950)	2,455,857	1,918,577	(407,991)	(68,999)

1,105,325	1,169,234	5,798,704	6,559,654	19,409,064	17,490,487	4,698,564	4,767,563
$1,028,427	$1,105,325	$6,126,981	$5,798,704	$21,864,921	$19,409,064	$4,290,573	$4,698,564
$(2)	$(2)	$(64)	$22	$(48)	$51	$(9)	$31

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

DIVERSIFIED ASSETS PORTFOLIO	SHARES
Selected per share data	2015(1)	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.01%	0.01%	0.02%	0.02%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$11,090,542	$11,305,508	$11,183,193	$11,046,917	$11,117,953	$8,767,742
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.19%	0.16%	0.20%	0.21%	0.21%	0.30%
Expenses, before waivers, reimbursements and credits	0.36%	0.36%	0.37%	0.37%	0.37%	0.37%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.01%	0.01%	0.02%	0.02%
Net investment loss, before waivers, reimbursements and credits	(0.16)%	(0.19)%	(0.16)%	(0.15)%	(0.14)%	(0.05)%

	SERVICE
Selected per share data	2015(1)	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.01%	0.01%	0.02%	0.02%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$6,164	$5,947	$6,178	$11,352	$36,093	$72,076
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.19%	0.16%	0.20%	0.19%	0.22%	0.30%
Expenses, before waivers, reimbursements and credits	0.36%	0.37%	0.38%	0.41%	0.63%	0.63%
Net investment income, net of waivers, reimbursements and credits	0.01%	0.01%	0.01%	0.03%	0.01%	0.02%
Net investment loss, before waivers, reimbursements and credits	(0.16)%	(0.20)%	(0.17)%	(0.19)%	(0.40)%	(0.31)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

TREASURY PORTFOLIO	SHARES
Selected per share data	2015(1)	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.01%	0.02%	0.02%	0.02%	0.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$13,908,163	$14,705,072	$10,166,515	$8,622,208	$7,634,979	$4,970,610
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.07%	0.06%	0.09%	0.12%	0.10%	0.15%
Expenses, before reimbursements and credits	0.21%	0.27%	0.32%	0.32%	0.32%	0.32%
Net investment income, net of reimbursements and credits	0.01%	0.01%	0.01%	0.02%	0.02%	0.07%
Net investment loss, before reimbursements and credits	(0.13)%	(0.20)%	(0.22)%	(0.18)%	(0.20)%	(0.10)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

TAX-EXEMPT PORTFOLIO			SHARES
Selected per share data	2015(1)	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.01%	0.01%	0.01%	0.02%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,027,505	$1,104,692	$1,168,252	$1,784,110	$1,222,940	$1,273,685
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.07%	0.08%	0.12%	0.16%	0.20%	0.28%
Expenses, before reimbursements and credits	0.37%	0.38%	0.38%	0.37%	0.37%	0.37%
Net investment income, net of reimbursements and credits	0.01%	0.01%	0.01%	0.01%	0.02%	0.02%
Net investment loss, before reimbursements and credits	(0.29)%	(0.29)%	(0.25)%	(0.20)%	(0.15)%	(0.07)%

			SERVICE
Selected per share data	2015(1)	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.01%	0.01%	0.01%	0.02%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$922	$633	$982	$679	$966	$1,308
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.07%	0.08%	0.12%	0.16%	0.22%	0.28%
Expenses, before reimbursements and credits	0.37%	0.38%	0.39%	0.41%	0.63%	0.63%
Net investment income, net of reimbursements and credits	0.01%	0.01%	0.01%	0.01%	0.00%	0.02%
Net investment loss, before reimbursements and credits	(0.29)%	(0.29)%	(0.26)%	(0.24)%	(0.41)%	(0.33)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT PORTFOLIO			SHARES
Selected per share data	2015(1)	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.01%	0.01%	0.01%	0.02%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$6,112,852	$5,771,872	$6,536,003	$6,818,808	$6,380,311	$5,378,943
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.11%	0.09%	0.11%	0.15%	0.14%	0.21%
Expenses, before reimbursements and credits	0.36%	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income, net of reimbursements and credits	0.01%	0.01%	0.01%	0.01%	0.01%	0.02%
Net investment loss, before reimbursements and credits	(0.24)%	(0.27)%	(0.25)%	(0.21)%	(0.22)%	(0.14)%

			SERVICE
Selected per share data	2015(1)	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.01%	0.01%	0.01%	0.02%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$14,129	$26,832	$23,651	$25,167	$26,937	$33,003
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.11%	0.09%	0.11%	0.15%	0.14%	0.21%
Expenses, before reimbursements and credits	0.36%	0.38%	0.38%	0.40%	0.63%	0.63%
Net investment income, net of reimbursements and credits	0.01%	0.01%	0.01%	0.01%	0.01%	0.02%
Net investment loss, before reimbursements and credits	(0.24)%	(0.28)%	(0.26)%	(0.24)%	(0.48)%	(0.40)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT SELECT PORTFOLIO	SHARES
Selected per share data	2015(1)	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.01%	0.01%	0.01%	0.01%	0.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$21,613,346	$19,144,244	$17,349,481	$16,986,442	$13,248,289	$12,599,523
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.10%	0.08%	0.11%	0.13%	0.11%	0.19%
Expenses, before reimbursements and credits	0.21%	0.28%	0.32%	0.32%	0.32%	0.32%
Net investment income, net of reimbursements and credits	0.01%	0.01%	0.01%	0.01%	0.01%	0.03%
Net investment loss, before reimbursements and credits	(0.10)%	(0.19)%	(0.20)%	(0.18)%	(0.20)%	(0.10)%

	SERVICE
Selected per share data	2015(1)	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.01%	0.01%	0.01%	0.01%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$90,591	$123,842	$141,006	$213,106	$262,089	$120,824
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.10%	0.08%	0.11%	0.13%	0.11%	0.20%
Expenses, before reimbursements and credits	0.21%	0.29%	0.33%	0.35%	0.58%	0.58%
Net investment income, net of reimbursements and credits	0.01%	0.01%	0.01%	0.01%	0.01%	0.02%
Net investment loss, before reimbursements and credits	(0.10)%	(0.20)%	(0.21)%	(0.21)%	(0.46)%	(0.36)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED)
OR FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO	WILLIAMS CAPITAL
Selected per share data	2015(1)	2014(1)(2)
Net Asset Value, Beginning of Period	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–
Net realized gains (losses)	–	–
Total from Investment Operations	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–
Total Distributions Paid	–	–
Net Asset Value, End of Period	$1.00	$1.00
Total Return(3)	0.01%	0.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$160,984	$140,978
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	0.10%	0.08%
Expenses, before reimbursements and credits	0.21%	0.21%
Net investment income, net of reimbursements and credits	0.01%	0.01%
Net investment loss, before reimbursements and credits	(0.10)%	(0.12)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	For the period September 15, 2014 (commencement of operations) through November 30, 2014.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued	SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

MUNICIPAL PORTFOLIO	SHARES
Selected per share data	2015(1)	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.02%	0.01%	0.02%	0.05%	0.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$4,272,684	$4,671,165	$4,734,148	$4,345,703	$4,815,069	$4,710,432
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.07%	0.08%	0.12%	0.17%	0.19%	0.20%
Expenses, before reimbursements and credits	0.21%	0.28%	0.32%	0.32%	0.32%	0.32%
Net investment income, net of reimbursements and credits	0.01%	0.01%	0.01%	0.01%	0.05%	0.10%
Net investment loss, before reimbursements and credits	(0.13)%	(0.19)%	(0.19)%	(0.14)%	(0.08)%	(0.02)%

	SERVICE
Selected per share data	2015(1)	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.01%	0.02%	0.01%	0.02%	0.02%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$17,889	$27,399	$33,415	$32,419	$28,333	$39,651
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.07%	0.08%	0.12%	0.17%	0.23%	0.29%
Expenses, before reimbursements and credits	0.21%	0.29%	0.33%	0.35%	0.58%	0.58%
Net investment income, net of reimbursements and credits	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Net investment loss, before reimbursements and credits	(0.13)%	(0.20)%	(0.20)%	(0.17)%	(0.34)%	(0.28)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO	MAY 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ABS COMMERCIAL PAPER – 3.3%

ABS Other – 3.3%

Collateralized Commercial Paper Co. LLC, 0.35%, 7/31/15	$44,000	$43,975
0.36%, 9/8/15	55,000	54,947

Collateralized Commercial Paper II Co., 0.31%, 7/1/15 (1)(2)	68,000	68,000
0.32%, 7/28/15 (2)	47,000	47,000

Kells Funding LLC, 0.23%, 6/12/15 (2)	59,000	58,996
0.20%, 7/17/15 (2)	39,000	38,990
0.28%, 7/27/15 (1)(2)	54,000	53,997
		365,905
Total ABS Commercial Paper
(Cost $365,905)		365,905

ASSET-BACKED SECURITIES – 0.6%

ABS Other – 0.2%

Dell Equipment Finance Trust, Series 2015-1, Class A1, 0.42%, 9/18/15 (2)	18,214	18,214

Volvo Financial Equipment LLC, Series 2015-1A, Class A1, 0.35%, 8/27/15 (2)	4,129	4,130
		22,344

Car Loan – 0.4%

Honda Auto Receivables Owner Trust, Series 2014-4, 0.22%, 8/18/15	15,829	15,829

Honda Auto Receivables Owner Trust, Series 2015-1, Class A1, 0.24%, 10/17/15	22,943	22,943
		38,772
Total Asset-Backed Securities
(Cost $61,116)		61,116

CERTIFICATES OF DEPOSIT – 31.6%

Banking – 31.6%

ANZ Banking Group Ltd., London, 0.23%, 9/4/15	54,000	54,000

Bank of America N.A., 0.38%, 7/6/15, FRCD (1)	60,000	60,000
0.25%, 8/13/15	45,000	45,000

Bank of America N.A., New York Branch, 0.30%, 7/17/15	35,000	35,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 31.6% – continued

Banking – 31.6% – continued

0.32%, 9/1/15	$56,000	$56,000
0.33%, 9/9/15	25,000	25,000

Bank of Montreal, Chicago Branch, 0.27%, 6/5/15, FRCD (1)	90,000	90,000
0.30%, 6/8/15, FRCD (1)	66,000	66,000
0.32%, 7/16/15, FRCD (1)	40,000	40,000
0.42%, 8/12/15, FRCD	11,000	11,002

Bank of Nova Scotia, Houston Branch, 0.41%, 7/2/15, FRCD (1)	20,000	20,007

Bank of Nova Scotia, Houston, 0.25%, 6/1/15, FRCD (1)	50,000	50,000
0.32%, 6/1/15, FRCD (1)	25,000	25,000
0.28%, 6/9/15, FRCD (1)	15,000	15,000
0.32%, 6/11/15, FRCD (1)	40,000	40,000
0.32%, 7/1/15, FRCD (1)	9,000	9,000
0.51%, 7/13/15, FRCD (1)	36,000	36,043
0.28%, 8/4/15, FRCD	76,000	76,000

Bank of Tokyo-Mitsubishi UFJ Ltd., 0.29%, 6/22/15, FRCD (1)	90,000	90,000

Bank Tokyo-Mitsubishi UFJ Financial Group, Inc., 0.27%, 6/15/15, FRCD (1)	52,000	52,000

BMO Harris Bank N.A., 0.32%, 6/26/15, FRCD (1)	55,000	55,000

BNP Paribas S.A., New York Branch, 0.24%, 7/14/15	55,000	55,000
0.24%, 8/4/15	60,000	60,000

Commonwealth Bank of Australia, London, 0.36%, 9/15/15	63,000	63,000

DNB Nor Bank ASA, New York Branch, 0.22%, 6/5/15, FRCD (1)	35,000	35,000
0.28%, 6/9/15, FRCD (1)	60,000	59,999
0.19%, 6/23/15	55,000	55,000

HSBC Bank PLC, London Branch, 0.31%, 6/17/15	35,000	35,000
0.32%, 6/26/15	52,000	52,001

HSBC Bank USA N.A., 0.30%, 7/27/15, FRCD (1)	86,000	86,000

JPMorgan Chase Bank N.A., 0.25%, 6/2/15	80,000	80,000
0.33%, 7/23/15, FRCD (1)	62,000	62,000

Mitsubishi UFJ Trust & Banking Corp., 0.25%, 6/26/15	20,000	20,000
0.25%, 7/6/15	55,000	55,000
0.28%, 7/9/15	39,000	39,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 31.6% – continued

Banking – 31.6% – continued

National Australia Bank Ltd., London, 0.27%, 9/2/15	$45,000	$45,000

National Bank of Canada, New York, 0.35%, 8/19/15	48,000	48,000

Nordea Bank Finland PLC, New York, 0.19%, 7/13/15	60,000	60,000

Norinchukin Bank, New York Branch, 0.25%, 6/25/15	55,000	55,000

Rabobank Nederland, London Branch, 0.28%, 6/12/15, FRCD (1)	55,000	55,000
0.24%, 7/9/15	35,000	35,000
0.20%, 7/15/15	60,000	60,000
0.34%, 8/24/15, FRCD (1)	60,000	60,000

Rabobank Nederland, New York Branch, 0.30%, 9/1/15	55,000	55,000

Royal Bank of Canada, New York, 0.30%, 6/18/15, FRCD (1)	57,000	57,000
0.27%, 7/6/15	105,000	105,000
0.31%, 8/4/15, FRCD (1)	10,000	10,000

Skandinaviska Enskilda Banken AB, New York, 0.27%, 7/24/15	60,000	60,000
0.19%, 7/27/15	35,000	35,000

State Street Bank & Trust Co., 0.27%, 6/22/15, FRCD	70,000	70,000
0.32%, 7/6/15, FRCD (1)	49,000	49,000

Sumitomo Mitsui Banking Corp., 0.28%, 8/7/15	65,000	65,001

Svenska Handelsbanken AB, New York, 0.19%, 6/22/15	38,000	38,000
0.19%, 7/13/15	85,000	85,000
0.21%, 8/4/15	70,000	70,001

Swedbank AB, New York Branch, 0.24%, 6/23/15, FRCD (1)	73,000	73,000

Toronto Dominion Bank, New York, 0.18%, 6/8/15	39,000	39,000
0.24%, 6/12/15	52,000	52,000
0.25%, 6/16/15, FRCD	21,000	21,000
0.25%, 7/16/15	55,000	55,000
0.26%, 7/17/15	50,000	50,000
0.32%, 8/12/15, FRCD (1)	55,000	55,000
0.29%, 8/24/15, FRCD	54,000	54,000
0.30%, 9/15/15	55,000	55,000
0.53%, 2/24/16	37,000	37,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 31.6% – continued

Banking – 31.6% – continued

Wells Fargo Bank N.A., 0.29%, 6/3/15, FRCD (1)	$60,000	$60,000
0.32%, 7/20/15, FRCD (1)	30,000	30,000
0.27%, 8/7/15	45,000	45,000
0.31%, 8/18/15, FRCD (1)	5,800	5,800
0.33%, 8/25/15, FRCD (1)	55,000	55,000
		3,510,854
Total Certificates of Deposit
(Cost $3,510,854)		3,510,854

COMMERCIAL PAPER – 16.9%

Banking – 4.2%

Australia and New Zealand Banking Group, 0.30%, 8/20/15 (1)(2)	84,000	84,000

Commonwealth Bank of Australia, 0.29%, 8/20/15 (2)	24,000	23,999

HSBC Bank PLC, 0.27%, 6/15/15 (1)(2)	75,000	75,000

Nordea Bank AB, 0.28%, 8/26/15 (2)	56,000	55,963

Oversea-Chinese Banking Corp., 0.28%, 6/16/15	36,000	35,996
0.19%, 7/8/15	56,000	55,989

PNC Bank N.A., 0.41%, 9/10/15	75,000	74,916

Swedbank AB, 0.20%, 7/14/15	41,000	40,990

United Overseas Bank Ltd., 0.26%, 9/3/15 (2)	17,000	16,988
		463,841

Brokerage – 0.8%

JPMorgan Securities LLC, 0.30%, 7/22/15	48,415	48,394
0.30%, 8/3/15	38,000	37,980
		86,374

Diversified Manufacturing – 3.3%

General Electric Co., 0.08%, 6/2/15	173,000	173,000
0.08%, 6/3/15	195,000	194,999
		367,999

Finance Companies – 1.7%

General Electric Capital Corp., 0.08%, 6/1/15	52,000	52,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 16.9% – continued

Finance Companies – 1.7% – continued
0.28%, 8/5/15	$75,000	$74,962
0.25%, 8/7/15	21,000	20,990
0.30%, 9/28/15	35,000	34,966
		182,918

Food and Beverage – 0.3%

Coca-Cola (The) Co., 0.29%, 9/18/15	32,000	31,972

Foreign Agencies – 0.7%

KFW, 0.17%, 7/20/15 (2)	30,000	29,993

Nederlandse Waterschapsbank N.V., 0.24%, 8/28/15 (2)(3)	51,000	50,970
		80,963

Foreign Local Government – 0.8%

NRW.BANK, 0.20%, 7/21/15 (2)	90,000	89,975

Healthcare – 0.3%

Catholic Health Initiatives, 0.38%, 7/23/15	38,185	38,165

Technology – 4.8%

Automatic Data Processing, Inc., 0.02%, 6/2/15 (2)	530,000	529,999
Total Commercial Paper
(Cost $1,872,206)		1,872,206

CORPORATE NOTES/BONDS – 3.9%

Automotive – 1.0%

American Honda Finance Corp., 0.27%, 7/7/15, FRN (1)	111,000	111,000

Banking – 1.0%

Bank of Nova Scotia (The), 1.65%, 10/29/15 (2)	10,650	10,703

Canadian Imperial Bank of Commerce, 2.35%, 12/11/15	12,000	12,114

Commonwealth Bank of Australia, 0.87%, 7/8/15, FRN (1)(2)	20,000	20,040

PNC Bank N.A., 0.80%, 1/28/16	13,233	13,255

Toronto Dominion Bank, 2.20%, 7/29/15 (2)	25,000	25,074

Toronto Dominion Bank, New York, 0.48%, 8/6/15, FRN (1)	10,000	10,009

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE NOTES/BONDS – 3.9% – continued

Banking – 1.0% – continued

Westpac Banking Corp., 3.00%, 12/9/15	$21,000	$21,269
		112,464

Foreign Agencies – 0.9%

Export Development Canada, 0.19%, 6/1/15, FRN (1)(2)	50,000	50,000
0.20%, 6/1/15, FRN (1)(2)	13,000	13,000
0.14%, 6/22/15, FRN (1)	39,000	38,986
		101,986

Integrated Energy – 0.1%

Shell International Finance B.V., 0.35%, 8/10/15, FRN (1)	11,000	11,003

Pharmaceuticals – 0.1%

Wyeth LLC, 5.50%, 2/15/16	13,030	13,493

Retailers – 0.6%

Wal-Mart Stores, 5.32%, 6/1/15, FRN	30,000	30,000
5.48%, 6/1/15, FRN (1)	30,000	31,460
		61,460

Supranational – 0.2%

International Bank for Reconstruction & Development, 0.15%, 6/1/15, FRN (1)	26,000	25,998
Total Corporate Notes/Bonds
(Cost $437,404)		437,404

EURODOLLAR TIME DEPOSITS – 14.0%

Banking – 14.0%

Australia and New Zealand Banking, 0.06%, 6/1/15	104,000	104,000

Credit Agricole S.A., London, 0.10%, 6/1/15	267,000	267,000

HSBC Holdings PLC, Paris Branch, 0.15%, 6/1/15	300,000	300,000

Nordea Bank, Grand Cayman, 0.06%, 6/1/15	250,317	250,317

Skandinaviska Enskilda Banken AB, 0.10%, 6/1/15	377,000	377,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
EURODOLLAR TIME DEPOSITS – 14.0% – continued

Banking – 14.0% – continued

Swedbank AB, 0.06%, 6/1/15	$253,000	$253,000
		1,551,317
Total Eurodollar Time Deposits
(Cost $1,551,317)		1,551,317

MEDIUM TERM NOTES – 0.3%

Banking – 0.3%

Royal Bank of Canada, 2.63%, 12/15/15	38,000	38,444
Total Medium Term Notes
(Cost $38,444)		38,444

U.S. GOVERNMENT AGENCIES – 12.1% (4)

Federal Farm Credit Bank – 3.4%

FFCB Discount Notes, 0.20%, 7/23/15	38,000	37,989
0.18%, 11/24/15	20,000	19,982
0.28%, 5/3/16	25,000	24,934

FFCB FRN, 0.21%, 6/1/15 (1)	20,000	20,000
0.18%, 6/2/15 (1)	50,000	49,991
0.15%, 6/6/15 (1)	45,000	44,996
0.16%, 6/15/15 (1)	25,000	24,998
0.16%, 6/19/15 (1)	25,000	24,999
0.14%, 6/20/15 (1)	38,000	37,997
0.18%, 6/20/15 (1)	25,000	25,006
0.18%, 6/22/15 (1)	25,000	24,996
0.19%, 6/30/15 (1)	37,000	37,010
		372,898

Federal Home Loan Bank – 7.8%

FHLB Bonds, 0.20%, 8/12/15	52,015	52,014
0.20%, 10/16/15	18,000	17,997
0.33%, 2/18/16	15,500	15,499
0.23%, 2/24/16	30,000	29,995
0.34%, 3/9/16	54,000	53,992
0.34%, 3/14/16	60,000	59,989

FHLB Discount Notes, 0.10%, 6/1/15	46,513	46,513
0.07%, 6/12/15	79,000	78,998
0.11%, 6/19/15	40,000	39,998

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 12.1% (4) – continued

Federal Home Loan Bank – 7.8% – continued
0.10%, 7/15/15	$40,000	$39,995
0.18%, 11/18/15	13,500	13,489
0.28%, 4/29/16	30,000	29,922

FHLB FRN, 0.13%, 6/7/15 (1)	150,000	149,999
0.17%, 6/11/15 (1)	63,000	62,997
0.13%, 6/20/15 (1)	129,000	128,994
0.19%, 6/23/15 (1)	50,000	50,000
		870,391

Federal National Mortgage Association – 0.9%

FNMA FRN, 0.15%, 6/5/15 (1)	35,000	34,999
0.18%, 6/21/15 (1)	50,000	50,005
0.20%, 6/26/15 (1)	20,000	19,996
		105,000
Total U.S. Government Agencies
(Cost $1,348,289)		1,348,289

U.S. GOVERNMENT OBLIGATIONS – 3.7%

U.S. Treasury Bills – 1.1%
0.22%, 12/10/15	34,000	33,961
0.27%, 1/7/16	51,000	50,917
0.29%, 3/31/16	34,000	33,917
		118,795

U.S. Treasury Floating Rate Notes – 2.6%
0.07%, 6/1/15 (1)	149,000	149,002
0.08%, 6/1/15 (1)	107,332	107,334
0.09%, 6/1/15 (1)	31,620	31,620
		287,956
Total U.S. Government Obligations
(Cost $406,751)		406,751

MUNICIPAL INVESTMENTS – 8.3%

Alabama – 0.4%

Tuscaloosa County IDA Gulf Opportunity Zone Revenue VRDB, Series A, Hunt Refining Project, (Sumitomo Mitsui Banking Corp. LOC), 0.10%, 6/8/15	48,500	48,500

California – 0.8%

Saddleback Valley Community Church, (FHLB of San Francisco LOC), 0.13%, 6/8/15 (1)	13,205	13,205

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 8.3% – continued

California – 0.8% – continued

San Diego County California Regional Transportation Commission Sales Tax Revenue VRDB, 0.08%, 6/8/15	$71,645	$71,645
		84,850

Colorado – 0.3%

Catholic Health Initiative Municipal CP, 0.36%, 7/7/15	37,112	37,099

Connecticut – 0.3%

Connecticut State Health & Educational Facility Authority Adjustable Revenue Bonds, Series U, Yale University, 0.09%, 6/8/15	36,510	36,510

Florida – 0.6%

County of Miami-Dade Seaport Revenue VRDB, Series A, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.09%, 6/8/15	69,700	69,700

Illinois – 0.8%

Illinois State Toll Highway Authority Refunding VRDB, Series A-1A, (Assured Guaranty Municipal Corp. Insured), 0.13%, 6/8/15	84,795	84,795

Massachusetts – 0.8%

Massachusetts State Bay Transportation Authority Senior Sales Tax Revenue VRDB, Series A-2, 0.10%, 6/8/15	82,765	82,765

Minnesota – 0.1%

Minnesota State Office of Higher Education Taxable Revenue VRDB, Student, Series A, (U.S. Bank N.A. LOC), 0.12%, 6/8/15	12,600	12,600

Nevada – 0.3%

County of Clark Department of Aviation Airport Revenue VRDB, Series D-2B, Sub Lien, (Royal Bank of Canada LOC), 0.09%, 6/8/15	32,150	32,150

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 8.3% – continued

New York – 2.4%

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, New York City Water, Series AA-2, 0.09%, 6/8/15	$56,950	$56,950

New York City Municipal Water Finance Authority Water & Sewer System Revenue VRDB, Subseries B-2, 0.09%, 6/1/15	40,240	40,240

New York City Municipal Water Finance Authority Water & Sewer System Revenue VRDB, Subseries BB-3, Second General Fiscal 2008, 0.09%, 6/8/15	87,650	87,650

RBC Municipal Products, Inc. Trust Taxable Floater Notes, Series E-51, (Royal Bank of Canada LOC), 0.28%, 7/1/15 (2)	23,485	23,485

RBC Municipal Products, Inc. Trust Taxable Floating Revenue Notes, Series E-52, (Royal Bank of Canada LOC), 0.28%, 7/1/15 (2)	28,505	28,505

Saratoga County IDA Taxable Revenue VRDB, (JPMorgan Chase Bank N.A. LOC), 0.13%, 6/8/15	23,265	23,265
		260,095

Pennsylvania – 1.0%

Pennsylvania State Turnpike Commission Registration Fee Refunding VRDB, Series B, (Assured Guaranty Municipal Corp. Insured), 0.15%, 6/8/15	47,600	47,600

Pennsylvania State Turnpike Commission Registration Fee Revenue Refunding VRDB, Series C, (Assured Guaranty Municipal Corp. Insured), 0.14%, 6/8/15	68,095	68,095
		115,695

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

DIVERSIFIED ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 8.3% – continued

Texas – 0.5%

Texas State G.O. Unlimited VRDB, Series B, Veterans, 0.09%, 6/8/15	$51,400	$51,400
Total Municipal Investments
(Cost $916,159)		916,159

Investments, at Amortized Cost
($10,508,445)		10,508,445

REPURCHASE AGREEMENTS – 10.3%

Joint Repurchase Agreements – 2.0% (5)

Bank of America Securities LLC, dated 5/29/15, repurchase price $72,761 0.06%, 6/5/15	72,760	72,760

Morgan Stanley & Co., Inc., dated 5/29/15, repurchase price $72,761 0.08%, 6/5/15	72,760	72,760

Societe Generale, New York Branch, dated 5/29/15, repurchase price $72,762 0.13%, 6/5/15	72,761	72,761
		218,281

Repurchase Agreements – 8.3% (6)

Citigroup Global Markets, Inc., dated 5/29/15, repurchase price $113,933 0.11%, 6/1/15	113,932	113,932

Federal Reserve Bank of New York, dated 5/29/15, repurchase price $625,003 0.05%, 6/1/15	625,000	625,000

JPMorgan Clearing Corp., dated 5/29/15, repurchase price $105,026 0.23%, 6/5/15	105,000	105,000

JPMorgan Securities LLC, dated 5/29/15, repurchase price $77,035 0.46%, 8/28/15	77,000	77,000
		920,932
Total Repurchase Agreements
(Cost $1,139,213)		1,139,213

Total Investments – 105.0%
(Cost $11,647,658) (7)		11,647,658

Liabilities less Other Assets – (5.0)%		(550,952)
NET ASSETS – 100.0%		$11,096,706

(1)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	Restricted security has been deemed illiquid. At May 31, 2015, the value of this restricted illiquid security amounted to approximately $50,970,000 or 0.5% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
Nederlandse Waterschapsbank N.V., 0.24%, 8/28/15	4/29/15	$50,970

(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$36,548	0.75% – 3.63%	1/15/25 – 2/15/44
U.S. Treasury Notes	$185,955	0.13% – 2.38%	1/15/16 – 7/15/23
Total	$222,503

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
Common Stock	$113,427	Not Applicable	Not Applicable
Corporate Bonds	$74,828	0.47% – 9.70%	10/28/15 – 5/15/57
FHLMC	$188	3.50%	7/1/42
FNMA	$4,781	4.00%	4/1/45
GNMA	$2,219	2.50%	3/20/45
U.S. Treasury Bonds	$741,213	0.63% – 4.38%	5/15/40 – 2/15/44
U.S. Treasury Notes	$92	0.13%	4/15/19
Total	$936,748

(7)	The cost for federal income tax purposes was $11,647,658.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2015 (UNAUDITED)

At May 31, 2015, the maturity analysis for the Portfolio as a percentage of investments was:

MATURITY ANALYSIS	% OF TOTAL INVESTMENTS
Overnight (One Business Day)	30.1%
2 - 15 Days	23.3
16 - 30 Days	10.7
31 - 60 Days	16.1
61 - 97 Days	11.5
98 - 180 Days	4.3
181 - 270 Days	1.7
271 - 366 Days	2.3

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2015:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Diversified Assets Portfolio (1)(2)	$—	$11,647,658	$—	$11,647,658

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Diversified Assets Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the Diversified Assets Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2014.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 43.8%

U.S. Treasury Bills – 15.3%
0.00%, 6/4/15	$491	$491
0.13%, 6/25/15	300,000	299,973
0.13%, 6/25/15	25,000	24,998
0.14%, 6/25/15	516,000	515,951
0.15%, 6/25/15	250,000	249,975
0.13%, 7/9/15	75,000	74,989
0.00%, 7/16/15	2,994	2,994
0.01%, 7/23/15	720	720
0.11%, 9/17/15	95,000	94,970
0.15%, 9/17/15	90,000	89,960
0.14%, 10/1/15	95,000	94,955
0.19%, 12/10/15	196,000	195,807
0.20%, 12/10/15	100,000	99,895
0.24%, 3/3/16	190,000	189,652
0.21%, 3/31/16	100,000	99,825
0.25%, 5/26/16	100,000	99,749
		2,134,904

U.S. Treasury Floating Rate Notes – 18.6%
0.06%, 6/1/15 (1)	710,000	709,923
0.07%, 6/1/15 (1)	375,000	374,849
0.08%, 6/1/15 (1)	1,367,500	1,367,544
0.09%, 6/1/15 (1)	135,000	134,998
		2,587,314

U.S. Treasury Notes – 9.9%
0.38%, 6/15/15	300,000	300,037
0.25%, 7/31/15	320,000	320,094
1.75%, 7/31/15	120,000	120,331
4.25%, 8/15/15	225,000	226,942
0.38%, 8/31/15	150,000	150,094
1.25%, 9/30/15	150,000	150,551
4.50%, 11/15/15	100,000	101,987
		1,370,036
Total U.S. Government Obligations
(Cost $6,092,254)		6,092,254

Investments, at Amortized Cost
($6,092,254)		6,092,254

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 52.0%

Joint Repurchase Agreements – 0.6% (2)

Bank of America Securities LLC, dated 5/29/15, repurchase price $25,000 0.06%, 6/5/15	$25,000	$25,000

Morgan Stanley & Co., Inc., dated 5/29/15, repurchase price $25,000 0.08%, 6/5/15	25,000	25,000

Societe Generale, New York Branch, dated 5/29/15, repurchase price $25,001 0.13%, 6/5/15	25,000	25,000
		75,000

Repurchase Agreements – 51.4% (3)

Bank of Nova Scotia, dated 5/29/15, repurchase price $700,006 0.10%, 6/1/15	700,000	700,000

Barclays Capital, Inc., dated 5/29/15, repurchase price $240,002 0.09%, 6/1/15	240,000	240,000

BNP Paribas Securities Corp., dated 5/11/15, repurchase price $500,039 0.08%, 6/15/15	500,000	500,000

BNP Paribas Securities Corp., dated 5/29/15, repurchase price $137,001 0.09%, 6/1/15	137,000	137,000

Credit Suisse Securities, dated 5/29/15, repurchase price $19,554 0.08%, 6/1/15	19,554	19,554

Federal Reserve Bank of New York, dated 5/29/15, repurchase price $3,500,015 0.05%, 6/1/15	3,500,000	3,500,000

Goldman Sachs & Co., dated 5/29/15, repurchase price $500,020 0.07%, 6/5/15	500,000	500,000

HSBC Securities (USA), Inc., dated 5/29/15, repurchase price $260,002 0.07%, 6/1/15	260,000	260,000

Societe Generale, New York Branch, dated 5/27/15, repurchase price $250,003 0.06%, 6/3/15	250,000	250,000

Societe Generale, New York Branch, dated 5/29/15, repurchase price $295,003 0.11%, 6/1/15	295,000	295,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 52.0% – continued

Repurchase Agreements – 51.4%(3) – continued

Societe Generale, New York Branch, dated 5/29/15, repurchase price $750,042 0.08%, 6/5/15	$750,000	$750,000
		7,151,554
Total Repurchase Agreements
(Cost $7,226,554)		7,226,554

Total Investments – 95.8%
(Cost $13,318,808)(4)		13,318,808

Other Assets less Liabilities – 4.2%		589,355
NET ASSETS – 100.0%		$13,908,163

(1)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(2)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$12,558	0.75% – 3.63%	1/15/25 – 2/15/44
U.S. Treasury Notes	$63,893	0.13% – 2.38%	1/15/16 – 7/15/23
Total	$76,451

(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$24,007	0.00% – 0.10%	6/11/15 – 1/7/16
U.S. Treasury Bonds	$2,279,995	0.00% – 10.63%	8/15/15 – 2/15/45
U.S. Treasury Notes	$4,818,589	0.06% – 4.75%	6/15/15 – 1/15/25
U.S. Treasury Strips	$105,402	0.00% – 2.12%	11/15/15 – 11/15/27
Total	$7,227,993

(4)	The cost for federal income tax purposes was $13,318,808.

Percentages shown are based on Net Assets.

At May 31, 2015, the maturity analysis for the Portfolio was:

MATURITY ANALYSIS	% OF TOTAL INVESTMENTS
Overnight (One Business Day)	59.3%
2 - 15 Days	11.1
16 - 30 Days	14.0
31 - 60 Days	0.6
61 - 97 Days	6.0
98 - 180 Days	3.9
181 - 270 Days	2.2
271 - 366 Days	2.9

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2015:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Treasury Portfolio (1)	$–	$13,318,808	$–	$13,318,808

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2014.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.0%

Alabama – 1.0%

Hoover Alabama Multifamily Housing Revenue Refunding VRDB, Royal Oaks Apartment Project, (FHLMC LOC), 0.11%, 6/8/15	$5,200	$5,200

Taylor-Ryan Improvement District No. 2 VRDB, Special Assessment, Improvement, (Wells Fargo Bank N.A. LOC), 0.12%, 6/8/15	5,500	5,500
		10,700

Alaska – 2.2%

City of Valdez Marine Terminal Adjustable Revenue Refunding Bonds, Series A, Exxon Pipeline Co. Project, 0.06%, 6/1/15	22,200	22,200

California – 15.1%

California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Pacific Gas & Electric, Series A, (MUFG Union Bank N.A. LOC), 0.07%, 6/1/15	5,500	5,500

California State Municipal Financial Authority PCR Refunding VRDB, Chevron USA, Inc. Project, 0.05%, 6/1/15	6,500	6,500

California State School Cash Reserve Program Authority Revenue Notes, Series E, 2.00%, 6/30/15	5,000	5,008

California State School Cash Reserve Program Authority TRANS, Series A, 2.00%, 6/1/15	3,000	3,000

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, South Shore Apartments, Series M, (FHLB of San Francisco LOC), 0.10%, 6/8/15	6,000	6,000

California Statewide Communities Development Authority Revenue VRDB, Community Hospital of Monterey, (Wells Fargo Bank N.A. LOC), 0.12%, 6/8/15	2,100	2,100

City of Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A, (Bank of New York Mellon LOC), 0.11%, 6/8/15	5,005	5,005

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.0% – continued

California – 15.1% – continued

Corona California Multifamily Housing Revenue Refunding VRDB, Country Hills Project, (FHLMC LOC), 0.11%, 6/8/15	$2,355	$2,355

County of Los Angeles G.O. Unlimited TRANS, 1.50%, 6/30/15	1,000	1,001

Golden Empire Schools Financing Authority Lease Revenue Refunding Bonds, Kern High School District, 0.30%, 5/1/16	6,000	6,000

Metropolitan Water District of Southern California Revenue Refunding Bonds, Series A-2, 0.15%, 6/8/15	13,000	13,000

Metropolitan Water District of Southern California Revenue Refunding VRDB, Series D, 0.08%, 6/8/15	3,000	3,000

Mission Viejo Community Development Financing Authority Revenue VRDB, Mall Improvement Project, Series A, (MUFG Union Bank N.A. LOC), 0.08%, 6/8/15	2,000	2,000

Nuveen California Dividend Advantage Municipal Fund 3 VRDP, Series 1-1600, 0.18%, 6/8/15 (1)	29,000	29,000

Nuveen California Dividend Advantage Municipal Fund Tax-Exempt Preferred Floating VRDP, Series 5, 0.17%, 6/8/15 (1)	3,000	3,000

Orange County Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Class I, (FNMA LOC), 0.12%, 6/8/15	11,000	11,000

Sacramento Transportation Authority Measure A Sales Tax Revenue Refunding VRDB, Measure A, 0.07%, 6/8/15	4,800	4,800

San Francisco City & County Finance Corp. Adjustable Revenue Refunding Bonds, Series 2008-1, Moscone Center, (State Street Bank & Trust Co. LOC), 0.08%, 6/8/15	5,725	5,725

State of California G.O., Series A-3, (Bank of Montreal LOC), 0.06%, 6/1/15	7,600	7,600

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.0% – continued

California – 15.1% – continued

State of California RANS, 1.50%, 6/22/15	$10,500	$10,508

University of California Municipal CP, 0.08%, 6/8/15	13,000	13,000

West Hills Community College District COPS VRDB, (MUFG Union Bank N.A. LOC), 0.08%, 6/8/15	10,000	10,000
		155,102

Colorado – 2.6%

City & County of Denver G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/15	11,780	11,876

Colorado Housing & Finance Authority Revenue VRDB, SFM, Series 1-A3, 0.08%, 6/8/15	4,795	4,795

Colorado State General Fund TRANS, Series A, 1.00%, 6/26/15	10,000	10,006
		26,677

District of Columbia – 1.1%

District of Columbia G.O. Unlimited TRANS, 1.50%, 9/30/15	10,000	10,046

District of Columbia Revenue VRDB, Henry J. Kaiser Foundation, 0.13%, 6/8/15	1,200	1,200
		11,246

Florida – 0.4%

County of Miami-Dade G.O. Unlimited Bonds, Building Better Communities Program, (U.S. Treasury Escrowed), 5.00%, 7/1/15	600	602

Florida Housing Financial Corp. Multifamily Revenue Refunding Bonds, Lighthouse Bay Apartments, (FHLMC LOC), 0.09%, 6/8/15	1,350	1,350

Florida Multifamily Housing Finance Corp. Revenue Refunding Bonds, Mortgage, Cypress Lake Apartments, Series M-1, (FHLMC LOC), 0.09%, 6/8/15	2,400	2,400
		4,352

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.0% – continued

Georgia – 3.1%

Gainesville & Hall County Development Authority Revenue VRDB, Senior Living Facility, Lanier Village, Series B, (TD Bank N.A. LOC), 0.08%, 6/1/15	$10,610	$10,610

Main Street Natural Gas, Inc. Variable Revenue Bonds, Subseries A1, (Royal Bank of Canada Gtd.), 0.16%, 6/4/15 (2)	20,000	20,000

Monroe County Development Authority PCR VRDB, Oglethorpe Power Corp., (Bank of Montreal LOC), 0.10%, 6/8/15	1,675	1,675
		32,285

Idaho – 1.5%

State of Idaho G.O. Unlimited TANS, 2.00%, 6/30/15	15,000	15,023

Illinois – 5.6%

Chicago Waterworks Refunding VRDB, Subseries 04-2, (State Street Bank & Trust Co. LOC), 0.18%, 6/8/15	4,000	4,000

City of Chicago Illinois G.O. Refunding VRDB, Project Series D-1, (Bank of Montreal LOC), 0.36%, 6/1/15	2,110	2,110

City of Chicago Municipal CP, (Wells Fargo Bank N.A. LOC), 0.13%, 9/17/15	8,500	8,500

Eastern Illinois EDA Multifamily Housing Revenue Bonds, Providence at Thornberry and Sycamore Project, (U.S. Treasury Escrowed), 0.35%, 8/1/15	5,000	5,000

Illinois Educational Facilities Authority Revenue VRDB, Series B, University of Chicago, 0.17%, 3/10/16	8,000	8,000

Illinois Finance Authority Revenue Bonds, Loyola Academy, (JPMorgan Chase Bank N.A. LOC), 0.12%, 6/8/15	3,000	3,000

Illinois Finance Authority Revenue Refunding VRDB, Presbyterian Home, (JPMorgan Chase Bank N.A. LOC), 0.12%, 6/8/15	5,475	5,475

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.0% – continued

Illinois – 5.6% – continued

Illinois Finance Authority Revenue VRDB, Illinois Wesleyan University, (PNC Bank N.A. LOC), 0.13%, 6/8/15	$6,300	$6,300

Illinois Finance Authority Revenue VRDB, Nazareth Academy Project, (PNC Bank N.A. LOC), 0.12%, 6/8/15	7,100	7,100

Illinois State Health Facilties Authority VRDB, Series A, Advocate Health Care Network, 0.13%, 7/16/15	4,490	4,490

Illinois State Toll Highway Authority Toll Highway Revenue VRDB, Series A-2D, (Royal Bank of Canada LOC), 0.09%, 6/8/15	3,700	3,700

Peoria, Illinois IDR Bonds, Peoria Production Shop Project, (JPMorgan Chase Bank N.A. LOC), 0.49%, 6/8/15	145	145
		57,820

Indiana – 0.9%

Indiana Bond Bank Revenue Notes, Series A, Advance Funding Program, 2.00%, 1/5/16	8,520	8,610

Indiana State Finance Authority VRDB, Series A, United Methodist Memorial Home, (FHLB of Indianapolis LOC), 0.40%, 6/8/15	650	650

Indiana State Health & Educational Facilities Financing Authority Hospital Adjustable Revenue Bonds, Howard Regional Health System Project, Series B, (BMO Harris Bank N.A. LOC), 0.08%, 6/1/15	95	95
		9,355

Iowa – 2.7%

Iowa Finance Authority College Facilities Revenue VRDB, Drake University Project, (Wells Fargo Bank N.A. LOC), 0.07%, 6/1/15	2,000	2,000

Iowa Finance Authority Educational Facilities Revenue VRDB, Holy Family Catholic Schools, (U.S. Bank N.A. LOC), 0.07%, 6/1/15	6,200	6,200

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.0% – continued

Iowa – 2.7% – continued

Iowa Finance Authority Health Facilities Revenue VRDB, Great River Medical Center Project, (JPMorgan Chase Bank N.A. LOC), 0.08%, 6/1/15	$4,315	$4,315

Iowa Finance Authority Health Facilities Revenue VRDB, Unity Point Health, Series B2, (MUFG Union Bank N.A. LOC), 0.11%, 6/8/15	7,300	7,300

Iowa Higher Education Loan Authority College Facilities Revenue VRDB, Loras College Project, 0.09%, 6/1/15	8,400	8,400
		28,215

Kansas – 1.0%

City of Olathe Health Facilities Revenue VRDB, Olathe Med Center, (Bank of America N.A. LOC), 0.08%, 6/1/15	3,000	3,000

Kansas State Health Facilities Development Finance Authority VRDB, Ku Health System, Series J, (U.S. Bank N.A. LOC), 0.07%, 6/1/15	7,400	7,400
		10,400

Kentucky – 1.5%

City of Fort Mitchell Kentucky League of Cities Funding Trust Lease Program Revenue VRDB, Series A, (U.S. Bank N.A. LOC), 0.11%, 6/8/15	290	290

Kentucky State Rural Water Finance Corp. Public Project Construction Revenue Notes, Series D-1, 1.00%, 8/1/15	5,600	5,607

Lexington-Fayette Urban County Government Revenue Refunding VRDB, Eastland Parkway, (FHLB of Cincinnati LOC), 0.25%, 6/8/15	1,495	1,495

Morehead Kentucky League of Cities Revenue VRDB, Series A, Funding Trust Lease Program, (U.S. Bank N.A. LOC), 0.11%, 6/8/15	5,075	5,075

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.0% – continued

Kentucky – 1.5% – continued

Williamstown Kentucky League of Cities Revenue VRDB, Funding Trust Lease, Series B, (U.S. Bank N.A. LOC), 0.11%, 6/8/15	$3,205	$3,205
		15,672

Louisiana – 0.3%

Louisiana State Public Facilities Authority Revenue VRDB, Tiger Athletic, (FHLB of Atlanta LOC), 0.10%, 6/8/15	2,600	2,600

Maine – 0.2%

Maine Health & Higher Educational Facilities Authority Revenue VRDB, Bowdoin College, (JPMorgan Chase Bank N.A. LOC), 0.10%, 6/8/15	2,000	2,000

Maryland – 1.1%

Maryland Health & Higher Educational Facilities Authority Revenue VRDB, Adventist Healthcare, Series A, (MUFG Union Bank N.A. LOC), 0.10%, 6/8/15	7,800	7,800

Maryland State Community Development Administration Department of Housing & Community Development Revenue VRDB, Series F, Non-AMT, Non-Ace Multifamily, (FHLMC LOC), 0.12%, 6/8/15	3,100	3,100
		10,900

Michigan – 1.8%

Michigan Finance Authority Revenue VRDB, Healthcare Equipment Loan Program, Series D, (JPMorgan Chase Bank N.A. LOC), 0.11%, 6/8/15	6,345	6,345

Michigan Higher Education Facilities Authority Revenue VRDB, Limited Obligation, Cleary University Project, (Comerica Bank LOC), 0.09%, 6/8/15	925	925

Michigan State Building Authority Revenue Refunding VRDB, Series I, Facilities Program, (Citibank N.A. LOC), 0.08%, 6/8/15	10,830	10,830
		18,100

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.0% – continued

Minnesota – 3.2%

City of Bloomington Housing Senior Revenue Refunding VRDB, Presbyterian Homes, (FHLMC LOC), 0.11%, 6/8/15	$10,130	$10,130

City of Minneapolis & St. Paul Housing & Redevelopment Authority Health Care Revenue VRDB, Series A, Children’s Hospitals and Clinics, (Assured Guaranty Municipal Corp. Insured), 0.08%, 6/1/15	1,500	1,500

Minnesota State Housing Finance Agency Multifamily Housing Revenue Bonds, Gus Johnson Plaza, (U.S. Treasury Escrowed), 0.35%, 12/15/15	5,120	5,120

Minnesota State Rural Water Finance Authority Public Projects Construction Revenue Notes, 1.00%, 12/1/15	6,250	6,273

Minnesota State School Districts Tax & Aid Anticipation Borrowing Program COPS, Series A, (Minnesota School Districts Tax & Aid Anticipation Borrowing Program Insured), 2.00%, 9/15/15	7,410	7,450

Oak Park Heights Minnesota Multifamily Revenue Refunding VRDB, Series 2005, Housing Boutwells Landing, (FNMA LOC), 0.11%, 6/8/15	2,790	2,790
		33,263

Mississippi – 1.2%

Mississippi Business Finance Corp. Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc., Series I, (Chevron Corp. Gtd.), 0.06%, 6/1/15	3,000	3,000

Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, Series 2, Mississippi Health, 0.09%, 6/8/15	9,725	9,725
		12,725

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	25	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.0% – continued

Missouri – 0.7%

Missouri State Health & Educational Facilities Authority Revenue VRDB, De Smet Jesuit High School, (U.S. Bank N.A. LOC), 0.07%, 6/1/15	$2,500	$2,500

Missouri State Health & Educational Facilities Authority Revenue VRDB, Pooled Hospital, Series B, (U.S. Bank N.A. LOC), 0.10%, 6/8/15	4,135	4,135
		6,635

New Hampshire – 1.0%

New Hampshire Health & Education Facilities Authority Revenue VRDB, Wentworth Douglas Hospital, (TD Bank N.A. LOC), 0.07%, 6/1/15	9,300	9,300

New Hampshire Higher Educational and Health Facilities Authority Revenue Bonds, Hunt Community Issue, (TD Bank N.A. LOC), 0.10%, 6/8/15	1,385	1,385
		10,685

New Jersey – 0.0%

BB&T Municipal Trust Revenue Bonds, Series 2047, 0.12%, 6/8/15 (1)	310	310

New York – 11.1%

City of New York G.O., Series A-5, (Royal Bank of Canada LOC), 0.08%, 6/1/15	800	800

Erie County Industrial Development Agency VRDB, Canisius High School Buffalo, (Manufacturers & Traders Trust Co. LOC), 0.10%, 6/8/15	13,870	13,870

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Fiscal, Subseries B-3, 0.08%, 6/1/15	5,000	5,000

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Subseries A-1, 0.08%, 6/1/15	20,000	20,000

New York City Municipal Water Finance Authority Water & Sewer System Revenue VRDB, Subseries B-3, 0.07%, 6/1/15	13,850	13,850

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.0% – continued

New York – 11.1% – continued

New York City New York IDA Civic Facilities Revenue VRDB, Sephardic Community Youth Center, (Manufacturers & Traders Trust Co. LOC), 0.15%, 6/8/15	$4,135	$4,135

New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Subordinate Bonds, Series D3 0.08%, 6/1/15	10,000	10,000

New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Bonds, 0.08%, 6/1/15	11,600	11,600

New York City Water Finance Authority & Sewer System VRDB, Second General Resolution, 0.07%, 6/1/15	5,000	5,000

New York State Dormitory Authority Revenues Non State Supported Debt Revenue VRDB, FFT Senior Communities, Inc., (HSBC Bank USA N.A. LOC), 0.10%, 6/8/15	2,600	2,600

New York State Housing Finance Agency Revenue VRDB, Series A, 160 Madison Avenue, (PNC Bank N.A. LOC), 0.10%, 6/1/15	12,175	12,175

Town of Niagara New York Area Development Corp. Revenue VRDB, Niagara Falls Memorial, (HSBC Bank USA N.A. LOC), 0.10%, 6/8/15	3,350	3,350

Town of North Hempstead G.O. Limited BANS, Series C, 0.50%, 10/2/15	5,000	5,004

Westchester County Industrial Development Agency Revenue Refunding VRDB, Hebrew Hospital Senior Housing, Inc., (Manufacturers & Traders Trust Co. LOC), 0.15%, 6/8/15	6,235	6,235
		113,619

North Carolina – 3.7%

BB&T Municipal Trust Revenue Bonds, Floaters, Series 1009, 0.20%, 6/8/15 (1)	4,970	4,970

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.0% – continued

North Carolina – 3.7% – continued

Forsyth County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue VRDB, Recreation Facilities-YMCA Winston, (Branch Banking & Trust Co. LOC), 0.10%, 6/8/15	$100	$100

North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2008, High Point University Project, (Branch Banking & Trust Co. LOC), 0.10%, 6/8/15	100	100

North Carolina Capital Facilities Finance Agency Revenue VRDB, YMCA of Greater Charlotte Project, Series A, (Branch Banking & Trust Co. LOC), 0.10%, 6/8/15	4,305	4,305

North Carolina Capital Recreational Facilities Finance Agency Revenue VRDB, YMCA Greater Charlotte Project, Series B, (Branch Banking & Trust Co. LOC), 0.10%, 6/8/15	5,900	5,900

North Carolina Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series A, 0.11%, 6/8/15	2,000	2,000

North Carolina State Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series B, 0.08%, 6/1/15	10,765	10,765

University of North Carolina at Chapel Hill Revenue Bonds, Eagle 720053014, Class A, 0.11%, 6/8/15 (1)	800	800

Winston-Salem North Carolina Water & Sewer System Revenue Refunding VRDB, Series C, 0.10%, 6/8/15	8,945	8,945
		37,885

Ohio – 1.9%

County of Franklin Ohio Health Care Facilities Revenue VRDB, Ohio Presbyterian, Series A, (PNC Bank N.A. LOC), 0.10%, 6/8/15	9,900	9,900

Nuveen Ohio Quality Income Municipal Fund VRDP, Series 1-1480, 0.19%, 6/8/15 (1)	10,000	10,000
		19,900

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.0% – continued

Oregon – 0.3%

Oregon State Health, Housing, Educational & Cultural Facilities Authority Revenue Bonds, Assumption Village Project, Series A, (MUFG Union Bank N.A. LOC), 0.12%, 6/8/15	$2,950	$2,950

Pennsylvania – 3.7%

Butler County IDA Pennsylvania Revenue Refunding VRDB, Concordia Lutheran, Series A, (JPMorgan Chase Bank N.A. LOC), 0.10%, 6/8/15	5,855	5,855

City of Philadelphia Gas Works Revenue Refunding Bonds, 8th, Series E, (PNC Bank N.A. LOC), 0.10%, 6/8/15	7,000	7,000

Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project, (Manufacturers & Traders Trust Co. LOC), 0.15%, 6/8/15	9,090	9,090

Lancaster Pennsylvania IDA Revenue Bonds, Willow Valley Retirement, Series A, (PNC Bank N.A. LOC), 0.10%, 6/8/15	9,200	9,200

Montgomery County IDA Revenue VRDB, Acts Retirement Life Community, (TD Bank N.A. LOC), 0.08%, 6/1/15	2,815	2,815

Ridley Pennsylvania School District G.O. VRDB, Series 2009, (TD Bank N.A. LOC), 0.09%, 6/8/15	2,400	2,400

University of Pittsburgh of The Commonwealth System of Higher Education Asset Revenue Notes, 2.00%, 7/22/15	2,000	2,005
		38,365

Puerto Rico – 3.0%

RBC Municipal Products, Inc. Trust Adjustable Revenue Bonds, Floaters CTFS, Series E-54, (Royal Bank of Canada LOC), 0.30%, 6/8/15 (1)	28,500	28,500

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	27	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.0% – continued

Puerto Rico – 3.0% – continued

Rib Floater Trust Revenue Bonds, 2014 Series 4WE, (Barclays Bank PLC LOC), 0.50%, 6/8/15 (1)	$2,300	$2,300
		30,800

South Carolina – 3.7%

City of Columbia South Carolina Waterworks & Sewer System Revenue VRDB, (U.S. Bank N.A. LOC), 0.09%, 6/1/15	2,930	2,930

South Carolina State Jobs-EDA Hospital Revenue Refunding VRDB, Series A, AnMed Health Project, (Wells Fargo Bank N.A. LOC), 0.08%, 6/8/15	34,585	34,585
		37,515

Tennessee – 1.3%

IDB Tennessee Blount County & Cities Alcoa & Maryville Revenue VRDB, Series A, Local Government Improvement, (Branch Banking & Trust Co. LOC), 0.10%, 6/8/15	4,115	4,115

Shelby County Tennessee Health Educational & Housing Facilities Board Multifamily Housing Revenue Refunding VRDB, Providence Place Apartments Project, (FNMA LOC), 0.10%, 6/8/15	9,445	9,445
		13,560

Texas – 14.5%

City of Garland Municipal CP, (Citibank N.A. LOC), 0.05%, 6/3/15	3,300	3,300

City of Houston Revenue TRANS, 5.00%, 6/30/15	10,300	10,340

Comal Texas Independent School District G.O. Bonds, Series ROCS RR-II-R-11907, (Texas Permanent School Fund Program Guaranty Insured), 0.10%, 6/8/15 (1)	8,210	8,210

Gulf Coast Waste Disposal Authority Revenue Refunding Bonds, Exxon Mobil Project, 0.06%, 6/1/15	3,000	3,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.0% – continued

Texas – 14.5% – continued

Harris County Texas Cultural Education Facilities Finance Corp. Revenue Refunding VRDB, YMCA Greater Houston, (JPMorgan Chase Bank N.A. LOC), 0.09%, 6/8/15	$9,175	$9,175

Harris County Texas Hospital District Revenue Refunding VRDB, Senior Lien, (JPMorgan Chase Bank N.A. LOC), 0.10%, 6/8/15	9,430	9,430

Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding VRDB, Exxon Mobil Project, Series A, 0.06%, 6/1/15	17,000	17,000

Lower Neches Valley Texas Authority Industrial Development Corp. Revenue VRDB, Exxon Mobil Project, 0.06%, 6/1/15	8,000	8,000

Lubbock Texas Independent School District G.O. VRDB, School Building, Series A, (Texas Permanent School Fund Program Guaranty Insured), 0.10%, 6/8/15	2,120	2,120

Nueces County Health Facilities Development Corp. Revenue VRDB, Series A, Driscoll Children’s Foundation, (JPMorgan Chase Bank N.A. LOC), 0.09%, 6/8/15	8,200	8,200

Port Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series A, (Total S.A. Gtd.), 0.10%, 6/8/15	9,900	9,900

Port of Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, (Total S.A. Gtd.), 0.10%, 6/8/15	25,000	25,000

Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA, (Total S.A. Gtd.), 0.10%, 6/8/15	4,400	4,400

Texas State G.O. Unlimited TRANS, 1.50%, 8/31/15	30,000	30,102

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.0% – continued

Texas – 14.5% – continued

Texas Transportation Commission State Highway Fund Revenue Bonds, Series A, Prerefunded First Tier, (U.S. Treasury Escrowed), 4.38%, 4/1/16	$1,290	$1,334
		149,511

Utah – 1.0%

Utah Water Finance Agency Revenue VRDB, Series B-1, 0.09%, 6/8/15	10,000	10,000

Virginia – 0.9%

Lynchburg IDA Revenue Refunding VRDB, Hospital Centra Health, Series E, (FHLB of Atlanta LOC), 0.09%, 6/8/15	300	300

Virginia College Building Authority Educational Facilities Revenue VRDB, University of Richmond Project, 0.09%, 6/8/15	9,200	9,200
		9,500

Washington – 1.5%

Washington Health Care Facilities Authority Adjustable Revenue Bonds, Multicare Health System, Series D, (Barclays Bank PLC LOC), 0.08%, 6/1/15	15,000	15,000

Wisconsin – 1.1%

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Aurora Healthcare, Series C, (Bank of Montreal LOC), 0.08%, 6/1/15	700	700

Wisconsin State School Districts Cash Flow Administration Program Revenue Notes, Series A, 1.00%, 10/9/15	10,525	10,555
		11,255

Municipal States Pooled Securities – 3.1%

BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 1007, 0.20%, 6/8/15 (1)	2,915	2,915

Blackrock Muniyield Quality Fund, Inc. VRDP, Series W-7-1766, 0.19%, 6/8/15	10,000	10,000

FHLMC 0.11%, 6/8/15	4,880	4,880
	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.0% – continued

Municipal States Pooled Securities – 3.1% – continued

Western Asset Intermediate Municipals Fund, Inc. VRDP, Series 1 (AMT), 0.19%, 6/8/15 (1)	$14,000	$14,000
		31,795
Total Municipal Investments
(Cost $1,017,920)		1,017,920

Total Investments – 99.0%
(Cost $1,017,920) (3)		$1,017,920

Other Assets less Liabilities – 1.0%		10,507
NET ASSETS – 100.0%		$1,028,427

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The cost for federal income tax purposes was $1,017,920.

Percentages shown are based on Net Assets.

At May 31, 2015, the industry sectors for the Portfolio were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Hospital	19.4%
State	10.2
Water & Sewer	9.6
Housing	8.1
IDB & PCR	7.4
Miscellaneous Revenues	7.3
University	6.6
School	5.2
All other sectors less than 5%	26.2

Total	100.0%

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	29	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT PORTFOLIO continued	MAY 31, 2015 (UNAUDITED)

At May 31, 2015, the maturity analysis for the Portfolio was:

MATURITY ANALYSIS	% OF TOTAL INVESTMENTS
Overnight (One Business Day)	28.3%
2 - 15 Days	52.5
16 - 30 Days	2.2
31 - 60 Days	4.0
61 - 97 Days	5.5
98 - 180 Days	4.4
181 - 270 Days	2.1
271 - 366 Days	1.0

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of May 31, 2015:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Tax-Exempt Portfolio (1)(2)	$–	$1,017,920	$–	$1,017,920

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Tax-Exempt Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the Tax-Exempt Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2014.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO	MAY 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 55.4% (1)

Federal Farm Credit Bank – 12.3%

FFCB Discount Notes, 0.14%, 6/8/15	$15,000	$15,000
0.20%, 7/1/15	17,000	16,997
0.15%, 7/2/15	11,000	10,999
0.16%, 7/2/15	21,000	20,997
0.16%, 7/13/15	50,000	49,991
0.18%, 9/8/15	13,000	12,994
0.23%, 9/18/15	50,000	49,965
0.21%, 10/5/15	11,000	10,992
0.15%, 11/4/15	10,000	9,993
0.20%, 11/20/15	20,000	19,981
0.19%, 1/5/16	4,000	3,995
0.19%, 1/11/16	44,000	43,948

FFCB FRN, 0.20%, 6/1/15 (2)	13,000	13,005
0.21%, 6/1/15 (2)	28,000	27,999
0.18%, 6/2/15 (2)	25,000	24,995
0.13%, 6/3/15 (2)	13,000	13,000
0.15%, 6/5/15	38,000	38,000
0.14%, 6/6/15 (2)	52,000	51,998
0.16%, 6/6/15 (2)	39,000	38,997
0.14%, 6/7/15 (2)	15,000	14,999
0.17%, 6/9/15 (2)	18,000	17,992
0.13%, 6/16/15 (2)	34,000	33,998
0.19%, 6/18/15 (2)	25,000	25,014
0.14%, 6/20/15 (2)	10,000	9,999
0.14%, 6/21/15 (2)	12,000	12,000
0.21%, 6/22/15 (2)	13,000	13,002
0.16%, 6/23/15 (2)	23,000	22,999
0.17%, 6/24/15 (2)	8,000	7,998
0.23%, 6/24/15 (2)	7,000	7,001
0.13%, 6/25/15	45,000	45,000
0.17%, 6/26/15 (2)	15,000	15,000
0.14%, 6/28/15 (2)	20,000	19,999
0.16%, 6/30/15 (2)	31,000	30,999
		749,846

Federal Home Loan Bank – 20.0%

FHLB Bonds, 0.19%, 9/10/15	10,000	10,000
0.20%, 9/25/15	20,000	20,000
0.17%, 10/16/15	11,000	10,999
0.18%, 11/6/15	10,000	9,999
0.33%, 1/8/16	6,000	6,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 55.4% (1) – continued

Federal Home Loan Bank – 20.0% – continued
0.26%, 1/27/16	$19,000	$18,998
0.35%, 3/7/16	20,000	20,000
0.40%, 3/11/16	19,000	19,000
0.33%, 4/1/16	10,000	9,997

FHLB Discount Notes, 0.06%, 6/4/15	31,000	31,000
0.07%, 6/5/15	100,000	99,999
0.07%, 7/6/15	41,000	40,997
0.09%, 7/6/15	75,000	74,994
0.07%, 7/7/15	20,000	19,999
0.09%, 7/8/15	30,000	29,997
0.08%, 7/10/15	55,000	54,995
0.09%, 7/10/15	12,000	11,999
0.08%, 7/15/15	127,000	126,987
0.09%, 7/17/15	35,000	34,996
0.08%, 7/29/15	95,000	94,988
0.10%, 8/19/15	40,000	39,991
0.09%, 8/26/15	105,000	104,977
0.20%, 11/25/15	97,000	96,905
0.23%, 2/2/16	15,000	14,976
0.30%, 2/12/16	13,000	12,972
0.28%, 2/23/16	13,000	12,973

FHLB FRN, 0.15%, 6/10/15 (2)	103,000	102,997
0.14%, 6/18/15 (2)	15,000	15,000
0.13%, 6/20/15 (2)	18,000	17,999
0.15%, 6/21/15 (2)	38,000	37,999
0.19%, 6/23/15 (2)	23,000	23,000
		1,225,733

Federal Home Loan Mortgage Corporation – 13.3%

FHLMC Bond, 0.50%, 8/28/15	20,439	20,455

FHLMC Discount Notes, 0.01%, 6/1/15	75,000	75,000
0.07%, 6/4/15	25,000	25,000
0.07%, 6/24/15	25,000	24,999
0.13%, 9/2/15	30,000	29,990
0.14%, 9/17/15	50,000	49,979
0.10%, 10/1/15	52,000	51,982
0.10%, 10/2/15	25,000	24,991
0.15%, 10/19/15	40,000	39,977

FHLMC FRN, 0.18%, 6/12/15 (2)	14,000	13,997

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	31	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 55.4% (1) – continued

Federal Home Loan Mortgage Corporation – 13.3% – continued
0.19%, 6/12/15 (2)	$45,000	$44,992
0.19%, 6/13/15 (2)	20,000	19,997
0.16%, 6/16/15 (2)	200,000	200,009
0.17%, 6/16/15 (2)	51,900	51,902
0.14%, 6/18/15 (2)	30,000	29,997
0.18%, 6/21/15 (2)	50,000	49,994
0.18%, 6/26/15	63,000	63,002
		816,263

Federal National Mortgage Association – 9.8%

FNMA Bonds, 0.35%, 8/28/15	100,000	100,044
0.50%, 10/22/15	31,200	31,240

FNMA Discount Notes, 0.16%, 8/3/15	110,000	109,969
0.13%, 9/14/15	77,000	76,971
0.17%, 11/16/15	25,000	24,981
0.21%, 1/4/16	54,000	53,932
0.23%, 1/4/16	68,000	67,905
0.30%, 3/1/16	19,000	18,957

FNMA FRN, 0.18%, 6/21/15 (2)	92,000	92,011
0.20%, 6/26/15 (2)	25,000	24,996
		601,006
Total U.S. Government Agencies
(Cost $3,392,848)		3,392,848

U.S. GOVERNMENT OBLIGATIONS – 4.2%

U.S. Treasury Bills – 2.8%
0.15%, 6/25/15	32,000	31,997
0.13%, 7/9/15	34,000	33,995
0.11%, 9/17/15	29,000	28,990
0.15%, 9/17/15	29,000	28,988
0.14%, 10/1/15	31,000	30,985
0.25%, 5/26/16	19,000	18,952
		173,907

U.S. Treasury Floating Rate Notes – 1.4%
0.07%, 6/1/15 (2)	51,000	50,971
0.08%, 6/1/15 (2)	8,000	8,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 4.2% – continued

U.S. Treasury Floating Rate Notes – 1.4% – continued
0.09%, 6/1/15 (2)	$15,000	$15,000
0.10%, 6/1/15 (2)	11,000	10,999
		84,970
Total U.S. Government Obligations
(Cost $258,877)		258,877

Investments, at Amortized Cost
($3,651,725)		3,651,725

REPURCHASE AGREEMENTS – 39.6%

Joint Repurchase Agreements – 1.9% (3)

Bank of America Securities LLC, dated 5/29/15, repurchase price $39,169 0.06%, 6/5/15	39,169	39,169

Morgan Stanley & Co., Inc., dated 5/29/15, repurchase price $39,169 0.08%, 6/5/15	39,168	39,168

Societe Generale, New York Branch, dated 5/29/15, repurchase price $39,169 0.13%, 6/5/15	39,168	39,168
		117,505

Repurchase Agreements – 37.7% (4)

Bank of America N.A., dated 5/29/15, repurchase price $661,006 0.10%, 6/1/15	661,000	661,000

BNP Paribas Securities Corp., dated 5/29/15, repurchase price $200,002 0.10%, 6/1/15	200,000	200,000

BNP Paribas Securities Corp., dated 5/7/15, repurchase price $200,016 0.09%, 6/8/15	200,000	200,000

Citigroup Global Markets, Inc., dated 5/29/15, repurchase price $107,224 0.10%, 6/1/15	107,223	107,223

Citigroup Global Markets, Inc., dated 5/29/15, repurchase price $199,684 0.11%, 6/1/15	199,682	199,682

HSBC Securities (USA), Inc., dated 5/29/15, repurchase price $170,001 0.09%, 6/1/15	170,000	170,000

Societe Generale, New York Branch, dated 5/27/15, repurchase price $250,003 0.06%, 6/3/15	250,000	250,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 39.6% – continued

Repurchase Agreements – 37.7% (4) – continued

Societe Generale, New York Branch, dated 5/29/15, repurchase price $519,006 0.13%, 6/1/15	$519,000	$519,000
		2,306,905
Total Repurchase Agreements
(Cost $2,424,410)		2,424,410

Total Investments – 99.2%
(Cost $6,076,135) (5)		6,076,135

Other Assets less Liabilities – 0.8%		50,846
NET ASSETS – 100.0%		$6,126,981

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$19,674	0.75% – 3.63%	1/15/25 – 2/15/44
U.S. Treasury Notes	$100,104	0.13% – 2.38%	1/15/16 – 7/15/23
Total	$119,778

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)		COUPON RATES	MATURITY DATES
FHLB	$18,769		0.00% – 5.63%	8/21/15 – 10/24/29
FHLMC	$325,308		0.00% – 6.00%	9/10/15 – 5/1/45
FNMA	$983,586		0.00% – 6.50%	9/28/15 – 5/1/45
GNMA	$232,539		2.50% – 7.00%	7/15/27 – 5/20/65
TVA	$25,744		2.88%	9/15/24
U.S. Treasury Bonds	$232,291		0.75% – 3.38%	11/15/27 – 5/15/45
U.S. Treasury Notes	$550,488		0.13% – 4.00%	6/15/15 – 5/15/25
U.S. Treasury Strips	$–	*	2.02% – 2.11%	2/15/26 – 8/15/26
Total	$2,368,725

*	Value rounds to less than one thousand.

(5)	The cost for federal income tax purposes was $6,076,135.

Percentages shown are based on Net Assets.

At May 31, 2015, the maturity analysis for the Portfolio was:

MATURITY ANALYSIS	% OF TOTAL INVESTMENTS
Overnight (One Business Day)	36.2%
2 - 15 Days	16.2
16 - 30 Days	14.4
31 - 60 Days	9.0
61 - 97 Days	8.3
98 - 180 Days	10.6
181 - 270 Days	3.9
271 - 366 Days	1.4

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2015:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Portfolio (1)(2)	$–	$6,076,135	$–	$6,076,135

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the U.S. Government Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the U.S. Government Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2014.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	33	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 68.5% (1)

Federal Farm Credit Bank – 28.6%

FFCB Bonds, 0.13%, 6/17/15	$25,000	$25,000
0.50%, 6/23/15	15,055	15,058
0.25%, 9/10/15	100,000	100,035
0.55%, 9/16/15	15,000	15,019

FFCB Discount Notes, 0.01%, 6/1/15	100,000	100,000
0.12%, 6/1/15	50,000	50,000
0.10%, 6/3/15	50,000	50,000
0.07%, 6/5/15	15,000	15,000
0.14%, 6/8/15	28,276	28,275
0.10%, 6/12/15	100,000	99,997
0.15%, 6/19/15	25,000	24,998
0.09%, 6/22/15	20,000	19,999
0.08%, 6/25/15	50,000	49,997
0.15%, 6/26/15	25,000	24,997
0.11%, 7/2/15	15,000	14,998
0.16%, 7/2/15	67,000	66,991
0.11%, 7/8/15	42,000	41,995
0.12%, 7/9/15	50,000	49,994
0.15%, 7/13/15	50,000	49,991
0.12%, 7/14/15	50,000	49,993
0.10%, 7/15/15	70,700	70,691
0.14%, 7/16/15	50,000	49,991
0.07%, 7/17/15	10,000	9,999
0.13%, 7/21/15	75,000	74,986
0.11%, 7/27/15	25,000	24,996
0.10%, 8/3/15	20,000	19,997
0.14%, 8/4/15	30,000	29,993
0.08%, 8/6/15	25,000	24,996
0.14%, 8/11/15	50,000	49,986
0.08%, 8/19/15	20,000	19,997
0.14%, 8/24/15	12,000	11,996
0.15%, 8/31/15	20,000	19,992
0.15%, 9/1/15	25,000	24,990
0.18%, 9/8/15	43,000	42,979
0.16%, 9/10/15	100,000	99,955
0.23%, 9/18/15	50,000	49,965
0.16%, 9/21/15	22,255	22,244
0.11%, 10/15/15	50,000	49,979
0.19%, 10/20/15	42,000	41,969
0.19%, 10/23/15	15,000	14,989
0.19%, 11/3/15	55,000	54,955

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 68.5% (1) – continued

Federal Farm Credit Bank – 28.6% – continued
0.15%, 11/4/15	$35,000	$34,977
0.20%, 11/6/15	25,000	24,978
0.20%, 11/20/15	35,000	34,967
0.18%, 11/23/15	30,000	29,974
0.20%, 12/4/15	25,000	24,974
0.19%, 1/4/16	25,000	24,971
0.19%, 1/5/16	17,000	16,980
0.19%, 1/6/16	10,000	9,988
0.23%, 1/7/16	30,000	29,958
0.21%, 1/8/16	15,000	14,981
0.25%, 1/12/16	75,000	74,883
0.24%, 1/19/16	15,000	14,977

FFCB FRN, 0.17%, 6/1/15 (2)	78,000	78,000
0.20%, 6/1/15 (2)	106,000	106,035
0.24%, 6/1/15 (2)	66,800	66,845
0.14%, 6/2/15 (2)	25,000	24,999
0.18%, 6/2/15 (2)	88,000	87,984
0.21%, 6/2/15 (2)	26,000	26,015
0.13%, 6/3/15 (2)	105,000	104,999
0.16%, 6/3/15 (2)	233,000	232,996
0.18%, 6/3/15 (2)	55,970	55,971
0.13%, 6/4/15 (2)	125,000	124,998
0.15%, 6/6/15 (2)	67,000	66,994
0.16%, 6/6/15 (2)	80,000	80,002
0.18%, 6/6/15 (2)	12,400	12,400
0.20%, 6/6/15 (2)	120,000	120,048
0.14%, 6/7/15 (2)	75,000	74,996
0.17%, 6/9/15 (2)	20,000	19,998
0.15%, 6/10/15 (2)	75,000	74,999
0.18%, 6/10/15 (2)	146,000	146,010
0.23%, 6/10/15 (2)	34,500	34,516
0.15%, 6/11/15	67,000	67,000
0.20%, 6/14/15 (2)	53,500	53,534
0.14%, 6/15/15 (2)	208,000	207,997
0.17%, 6/15/15 (2)	150,000	149,996
0.13%, 6/16/15 (2)	125,000	124,991
0.13%, 6/16/15	41,000	41,000
0.15%, 6/16/15	100,000	100,001
0.19%, 6/17/15 (2)	25,000	25,008
0.14%, 6/20/15 (2)	38,000	37,997
0.15%, 6/20/15 (2)	449,000	448,979
0.20%, 6/20/15 (2)	65,000	65,046
0.21%, 6/20/15 (2)	45,000	45,004

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 68.5% (1) – continued

Federal Farm Credit Bank – 28.6% – continued
0.25%, 6/20/15 (2)	$15,428	$15,441
0.14%, 6/21/15 (2)	87,500	87,497
0.18%, 6/22/15 (2)	122,000	121,981
0.21%, 6/22/15 (2)	23,428	23,432
0.21%, 6/22/15	26,000	26,001
0.16%, 6/23/15 (2)	80,000	79,996
0.17%, 6/23/15 (2)	56,000	56,000
0.13%, 6/24/15 (2)	275,000	274,993
0.14%, 6/24/15 (2)	50,000	49,999
0.16%, 6/24/15 (2)	56,000	55,994
0.17%, 6/24/15 (2)	28,000	27,991
0.24%, 6/24/15 (2)	13,500	13,507
0.14%, 6/26/15 (2)	69,000	68,999
0.17%, 6/26/15 (2)	43,000	42,999
0.19%, 6/26/15 (2)	85,000	85,016
0.22%, 6/27/15 (2)	14,000	14,002
0.13%, 6/28/15 (2)	122,000	121,998
0.14%, 6/28/15 (2)	72,000	71,996
0.16%, 6/30/15 (2)	83,000	82,999
		6,264,789

Federal Home Loan Bank – 37.7%

FHLB Bonds, 0.13%, 6/2/15	85,000	85,000
0.13%, 6/16/15	25,000	25,000
0.13%, 7/23/15	43,000	43,000
0.18%, 8/18/15	21,000	21,001
0.20%, 8/18/15	30,000	30,005
0.19%, 8/27/15	136,000	136,020
0.13%, 8/28/15	13,455	13,454
0.20%, 8/28/15	13,000	13,001
0.21%, 8/28/15	50,000	50,004
0.38%, 8/28/15	60,605	60,634
0.19%, 9/10/15	40,000	39,999
0.20%, 9/25/15	27,000	27,000
0.16%, 10/13/15	128,000	127,989
0.17%, 10/16/15	42,000	41,996
0.17%, 11/6/15	128,000	127,985
0.18%, 11/6/15	42,000	41,997
0.13%, 11/18/15	41,000	40,985
0.22%, 11/23/15	27,000	27,001
0.22%, 12/4/15	34,000	34,000
0.23%, 1/8/16	20,000	19,995
0.33%, 1/8/16	23,000	23,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 68.5% (1) – continued

Federal Home Loan Bank – 37.7% – continued
0.34%, 1/25/16	$17,000	$17,006
0.25%, 1/26/16	32,970	32,964
0.26%, 1/27/16	147,500	147,481
0.30%, 2/26/16	45,000	45,000
0.35%, 3/7/16	66,000	66,000
0.40%, 3/11/16	69,000	69,000
0.33%, 4/1/16	65,000	64,980

FHLB Discount Notes, 0.07%, 6/1/15	300,000	300,000
0.06%, 6/3/15	250,000	249,999
0.06%, 6/4/15	152,000	151,999
0.08%, 6/12/15	655,500	655,484
0.09%, 6/12/15	300,000	299,993
0.11%, 6/17/15	150,000	149,993
0.10%, 6/19/15	200,000	199,990
0.06%, 7/1/15	87,000	86,995
0.07%, 7/1/15	260,000	259,986
0.07%, 7/6/15	154,800	154,788
0.09%, 7/6/15	79,000	78,994
0.07%, 7/7/15	65,000	64,995
0.08%, 7/8/15	77,000	76,993
0.09%, 7/8/15	117,000	116,990
0.07%, 7/9/15	150,000	149,989
0.09%, 7/10/15	45,000	44,996
0.10%, 7/15/15	125,000	124,986
0.09%, 7/17/15	134,000	133,984
0.08%, 7/22/15	279,175	279,142
0.09%, 7/22/15	50,000	49,994
0.08%, 7/29/15	125,000	124,984
0.09%, 7/29/15	125,000	124,983
0.09%, 7/31/15	218,000	217,969
0.09%, 8/5/15	200,000	199,967
0.11%, 8/12/15	43,000	42,991
0.11%, 8/14/15	216,000	215,953
0.10%, 8/17/15	74,000	73,985
0.10%, 8/19/15	149,000	148,968
0.09%, 8/21/15	300,000	299,924
0.14%, 8/21/15	212,000	211,946
0.09%, 8/26/15	527,000	526,884
0.14%, 8/26/15	250,000	249,916
0.10%, 9/11/15	43,000	42,988
0.20%, 9/17/15	47,125	47,135
0.23%, 1/29/16	40,000	39,938

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	35	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 68.5% (1) – continued

Federal Home Loan Bank – 37.7% – continued
0.23%, 2/2/16	$45,000	$44,929
0.28%, 2/8/16	21,000	20,959
0.30%, 2/12/16	46,000	45,902
0.28%, 2/23/16	45,000	44,907
0.29%, 2/26/16	73,220	73,061
0.29%, 3/3/16	25,000	24,945

FHLB FRN, 0.15%, 6/10/15 (2)	44,000	43,999
0.17%, 6/11/15 (2)	40,000	39,998
0.14%, 6/18/15 (2)	43,000	43,000
0.13%, 6/20/15 (2)	50,000	49,996
0.15%, 6/21/15 (2)	100,000	99,998
0.19%, 6/23/15 (2)	40,000	40,000
		8,242,012

Tennessee Valley Authority – 2.2%

TVA Discount Notes, 0.06%, 6/16/15	65,576	65,574
0.06%, 6/23/15	152,382	152,377
0.06%, 7/7/15	263,572	263,556
		481,507
Total U.S. Government Agencies
(Cost $14,988,308)		14,988,308

U.S. GOVERNMENT OBLIGATIONS – 5.8%

U.S. Treasury Bills – 3.0%
0.15%, 6/25/15	112,000	111,989
0.13%, 7/9/15	110,000	109,984
0.11%, 9/17/15	123,000	122,953
0.12%, 9/17/15	100,000	99,962
0.15%, 9/17/15	123,000	122,953
0.14%, 10/1/15	15,000	14,993
0.25%, 5/26/16	68,000	67,830
		650,664

U.S. Treasury Floating Rate Notes – 2.6%
0.06%, 6/1/15 (2)	220,345	220,309
0.07%, 6/1/15 (2)	129,000	128,937
0.08%, 6/1/15 (2)	122,000	122,000
0.09%, 6/1/15 (2)	42,000	42,000
0.10%, 6/1/15 (2)	50,000	49,995
		563,241

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 5.8% – continued

U.S. Treasury Note – 0.2%

1.38%, 11/30/15	$50,000	$50,303
Total U.S. Government Obligations
(Cost $1,264,208)		1,264,208

Investments, at Amortized Cost
(Cost $16,252,516)		16,252,516

REPURCHASE AGREEMENTS – 25.7% (3)

Repurchase Agreements – 25.7%

Bank of America N.A., dated 5/29/15,repurchase price $1,167,010 0.10%, 6/1/15	1,167,000	1,167,000

Barclays Capital, Inc., dated 5/29/15,repurchase price $250,001 0.06%, 6/1/15	250,000	250,000

BNP Paribas Securities Corp., dated 5/29/15, repurchase price $100,001 0.10%, 6/1/15	100,000	100,000

BNP Paribas Securities Corp., dated 5/29/15, repurchase price $349,003 0.11%, 6/1/15	349,000	349,000

Citigroup Global Markets, Inc., dated 5/29/15, repurchase price $249,187 0.10%, 6/1/15	249,185	249,185

Credit Suisse Securities, dated 5/29/15,repurchase price $78,665 0.08%, 6/1/15	78,664	78,664

Federal Reserve Bank of New York, dated 5/29/15, repurchase price $575,002 0.05%, 6/1/15	575,000	575,000

JPMorgan Securities LLC, dated 5/29/15,repurchase price $1,000,008 0.09%, 6/1/15	1,000,000	1,000,000

JPMorgan Securities LLC, dated 5/29/15,repurchase price $1,500,015 0.11%, 6/1/15	1,500,000	1,500,000

Societe Generale, New York Branch, dated 5/29/15, repurchase price $120,001 0.13%, 6/1/15	120,000	120,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	36	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 25.7% (3) – continued

Repurchase Agreements – 25.7% – continued

Societe Generale, New York Branch, dated 5/29/15, repurchase price $225,002 0.12%, 6/1/15	$225,000	$225,000
		5,613,849
Total Repurchase Agreements
(Cost $5,613,849)		5,613,849

Total Investments – 100.0%
(Cost $21,866,365)(4)		21,866,365

Liabilities less Other Assets – 0.0%		(1,444)
NET ASSETS – 100.0%		$21,864,921

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FHLB	$84,740	0.00% – 2.88%	7/29/15 – 6/14/24
FHLMC	$510,494	0.00% – 7.50%	5/27/16 – 5/1/45
FNMA	$2,836,620	0.00% – 7.00%	1/30/17 – 10/1/47
GNMA	$10	2.50% – 7.00%	7/15/27 – 3/20/45
U.S. Treasury Bills	$332,325	0.00% – 0.22%	7/2/15 – 4/28/16
U.S. Treasury Bonds	$869,008	2.16% – 4.38%	8/15/28 – 5/15/40
U.S. Treasury Notes	$1,114,936	0.09% – 3.63%	6/30/15 – 2/15/25

Total	$5,748,133

(4)	The cost for federal income tax purposes was $21,866,365.

Percentages shown are based on Net Assets.

At May 31, 2015, the maturity analysis for the Portfolio was:

MATURITY ANALYSIS	% OF TOTAL INVESTMENTS
Overnight (One Business Day)	31.6%
2 - 15 Days	14.1
16 - 30 Days	15.7
31 - 60 Days	12.6
61 - 97 Days	13.6
98 - 180 Days	7.1
181 - 270 Days	3.4
271 - 366 Days	1.9

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurements date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2015:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Select Portfolio (1)	$–	$21,866,365	$–	$21,866,365

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2014.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	37	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9%

Alabama – 0.9%

Alabama State Multifamily HFA Adjustable Revenue Bonds, Series B, ARD Rural Development Portfolio, (U.S. Treasury Escrowed), 0.35%, 9/1/15	$3,049	$3,049

Mobile IDB Adjustable PCR Bonds, 1st Series, Alabama Power Barry Plant, 0.10%, 6/1/15	22,000	22,000

Taylor-Ryan Improvement District No. 2 VRDB, Special Assessment, Improvement, (Wells Fargo Bank N.A. LOC), 0.12%, 6/8/15	11,300	11,300
		36,349

Arkansas – 0.3%

Benton County Arkansas Public Facilities Board College Parking Revenue Refunding VRDB, Series A, Northwest Arkansas Community, (FHLB of Dallas LOC), 0.10%, 6/8/15	5,810	5,810

Benton County Public Facilities Board Multifamily Housing Revenue Refunding VRDB, Bentonville Apartments, Series A, (FHLMC LOC), 0.12%, 6/8/15	6,900	6,900
		12,710

California – 7.7%

Alameda Public Financing Authority VRDB, Series A, Alameda Point Improvement Project, (MUFG Union Bank N.A. LOC), 0.08%, 6/8/15	7,200	7,200

BB&T Municipal Trust Various States G.O., Floaters, Series 2048, 0.11%, 6/8/15 (1)	16,095	16,095

BB&T Municipal Trust Various States, G.O., Floaters, Series 2049, 0.13%, 6/8/15 (1)	11,090	11,090

California State School Cash Reserve Program Authority Revenue Notes, Series D, 2.00%, 6/30/15	5,000	5,007

California State School Cash Reserve Program Authority Revenue Notes, Series E, 2.00%, 6/30/15	18,000	18,027

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

California – 7.7% – continued

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, David Avenue Apartments, Series WW, (FHLMC LOC), 0.11%, 6/8/15	$5,300	$5,300

California Statewide Communities Development Authority Multifamily Housing Revenue VRDB, Encanto Homes Apartments, (FHLB of San Francisco LOC), 0.10%, 6/8/15	3,000	3,000

California Statewide Communities Development Authority Revenue VRDB, Community Hospital of Monterey, (Wells Fargo Bank N.A. LOC), 0.12%, 6/8/15	9,900	9,900

California Statewide Communities Development Authority Revenue VRDB, Series OO, Imperial Park Apartments, (FHLMC LOC), 0.11%, 6/8/15	4,000	4,000

City & County of San Francisco California Multifamily Housing Revenue Refunding VRDB, Post Street Towers, Series A, (FHLMC LOC), 0.10%, 6/8/15	6,800	6,800

City of Fresno California Multifamily Housing Revenue Refunding VRDB, Heron Pointe Apartments, Series A, (FNMA LOC), 0.09%, 6/8/15	1,815	1,815

City of Los Angeles G.O. Unlimited TRANS, 1.50%, 6/25/15	43,000	43,039

City of Oceanside California Multifamily Housing Revenue VRDB, Shadow Way, Non AMT, (FHLMC LOC), 0.10%, 6/8/15	2,350	2,350

City of San Jose Multifamily Housing Revenue VRDB, Series F, Villa Monterey Apartments, (FNMA LOC), 0.11%, 6/8/15	8,000	8,000

County of Los Angeles G.O. Unlimited TRANS, 1.50%, 6/30/15	23,300	23,326

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	38	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

California – 7.7% – continued

Daly City Housing Development Finance Agency Multifamily Revenue Refunding VRDB, Serramonte Del Ray, Series A, (FNMA LOC), 0.11%, 6/8/15	$8,730	$8,730

Livermore Refunding VRDB, 2008 Government COPS, (U.S. Bank N.A. LOC), 0.09%, 6/8/15	12,310	12,310

Los Angeles California Department of Water & Power System Revenue VRDB, Subseries A-2, 0.09%, 6/8/15	22,000	22,000

Los Angeles Department of Water & Power Revenue VRDB, Subseries B-1, 0.08%, 6/8/15	5,000	5,000

Metropolitan Water District of Southern California Revenue Refunding VRDB, Series D, 0.08%, 6/8/15	7,500	7,500

Mission Viejo Community Development Financing Authority Revenue VRDB, Mall Improvement Project, Series A, (MUFG Union Bank N.A. LOC), 0.08%, 6/8/15	1,000	1,000

Orange County Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Class I, (FNMA LOC), 0.12%, 6/8/15	13,800	13,800

Sacramento County California Housing Authority Multifamily Housing Revenue Refunding VRDB, Series A, Bent Tree Apartments, (FNMA LOC), 0.09%, 6/8/15	6,265	6,265

Sacramento County California Multifamily Housing Revenue VRDB, Series B, River Pointe Apartments, (FNMA LOC), 0.11%, 6/8/15	3,000	3,000

Sacramento County Housing Authority VRDB, Series C-1 (AMT), Season at Winter, (FHLMC LOC), 0.12%, 6/8/15	15,000	15,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

California – 7.7% – continued

San Francisco City & County California Redevelopment Agency Revenue Bonds, Series C, 3rd Mission, (FNMA LOC), 0.11%, 6/8/15	$16,100	$16,100

San Francisco City & County Redevelopment Agency Multifamily Housing Revenue Refunding VRDB, Series B-2, Fillmore Center, (FHLMC Gtd.), 0.12%, 6/8/15	6,750	6,750

State of California G.O., Series A-3, (Bank of Montreal LOC), 0.06%, 6/1/15	22,600	22,600

Sunnyvale COPS Refunding VRDB, Government Center Site, Series A, (MUFG Union Bank N.A. LOC), 0.08%, 6/8/15	10,585	10,585

University of California VRDB, General Series AL-1, 0.08%, 6/8/15	14,800	14,800
		330,389

Colorado – 3.8%

Arapahoe County Colorado Multifamily Revenue Refunding VRDB, Series 2001, Rent Housing Hunters Run, (FHLMC LOC), 0.09%, 6/8/15	400	400

City of Colorado Springs Utilities System Revenue VRDB, System Improvement, Series A, 0.09%, 6/8/15	11,715	11,715

Colorado Health Facilities Authority Adjustable Revenue Bonds, Frasier Meadows Manor Project, (JPMorgan Chase Bank N.A. LOC), 0.10%, 6/8/15	1,605	1,605

Colorado Health Facilities Authority Revenue VRDB, Fraiser Meadows Community Project, (JPMorgan Chase Bank N.A. LOC), 0.10%, 6/8/15	24,000	24,000

Colorado Health Facilities Authority Revenue VRDB, Series 2006-A, Golden West Manor, (U.S. Bank N.A. LOC), 0.12%, 6/8/15	6,095	6,095

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	39	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Colorado – 3.8% – continued

Colorado Housing & Finance Authority Revenue Bonds, SFM, Series B-3, 0.09%, 6/8/15	$7,750	$7,750

Colorado Housing & Finance Authority Revenue Bonds, SFM, Series C-3 (AMT), 0.10%, 6/8/15	12,500	12,500

Colorado Multifamily Housing & Finance Authority Revenue Bonds, Class I-A2 (AMT), 0.10%, 6/8/15	10,785	10,785

Colorado Springs Utilities Revenue Refunding VRDB, 0.09%, 6/8/15	8,500	8,500

Colorado State General Fund TRANS, Series A, 1.00%, 6/26/15	38,000	38,023

Colorado State HFA SFM Revenue VRDB, (AMT), 0.10%, 6/8/15	24,010	24,010

RBC Municipal Products, Inc. Trust Revenue Bonds, Floaters, Series C-11, (Royal Bank of Canada LOC), 0.17%, 6/8/15 (1)(2)	17,580	17,580
		162,963

Connecticut – 0.1%

Connecticut State Development Authority Revenue Refunding VRDB, Bradley Airport Hotel Project, (TD Bank N.A. LOC), 0.10%, 6/8/15	4,000	4,000

District of Columbia – 3.7%

District of Columbia G.O. Unlimited TRANS, 1.50%, 9/30/15	40,000	40,183

District of Columbia G.O., ROCS-RR-II-R-11180WF, (Wells Fargo & Co. Gtd.), 0.12%, 6/8/15 (1)	16,470	16,470

District of Columbia Multifamily Housing Finance Agency Collateralized Revenue Bonds, Metro Village Apartments Project, (U.S. Treasury Escrowed), 0.35%, 8/1/15	17,800	17,800

District of Columbia Revenue VRDB, Henry J. Kaiser Foundation, 0.13%, 6/8/15	4,700	4,700

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

District of Columbia – 3.7% – continued

District of Columbia Revenue VRDB, Series 2007, DC Preparatory Academy, (Manufacturers & Traders Trust Co. LOC), 0.15%, 6/8/15	$8,165	$8,165

District of Columbia University Revenue VRDB, Series B-1, Georgetown University, (JPMorgan Chase Bank N.A. LOC), 0.09%, 6/8/15	16,350	16,350

District of Columbia University Revenue VRDB, Series C-1, Georgetown University, (JPMorgan Chase Bank N.A. LOC), 0.09%, 6/8/15	21,500	21,500

District of Columbia Water & Sewer Authority Public Utility VRDB, Sub Lien, Subseries B-2, 0.07%, 6/8/15	7,000	7,000

Metropolitan Washington DC Airports Authority System Revenue Refunding VRDB, Subseries C-1 (AMT), (Barclays Bank PLC LOC), 0.10%, 6/1/15	17,900	17,900

Metropolitan Washington DC Airports Authority System Revenue Refunding VRDB, Subseries C-2, (Barclays Bank PLC LOC), 0.09%, 6/8/15	6,500	6,500
		156,568

Florida – 3.4%

Capital Trust Agency Florida Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation, (FNMA LOC), 0.10%, 6/8/15	27,270	27,270

County of Miami-Dade County Aviation Adjustable Revenue Bonds, Eagle-20130016, Class A, (Columbia Insurance Co. Insured), 0.13%, 6/8/15 (1)	11,500	11,500

Florida Housing Finance Corp. Multifamily Mortgage Revenue VRDB, Series 2008-L, Hudson Ridge Apartments, (FHLB of San Francisco LOC), 0.10%, 6/8/15	6,855	6,855

Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Lee Vista Apartments, (FHLMC LOC), 0.10%, 6/8/15	15,510	15,510

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	40	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Florida – 3.4% – continued

Florida Housing Finance Corp. Multifamily Revenue Refunding VRDB, Series 2004, Mortgage, Maitland Apartments, (FHLMC LOC), 0.10%, 6/8/15	$17,175	$17,175

Florida Multifamily Housing Finance Corp. Revenue Refunding Bonds, Mortgage, Cypress Lake Apartments, Series M-1, (FHLMC LOC), 0.09%, 6/8/15	2,900	2,900

Highlands County Health Facilities Authority Revenue Refunding VRDB, Hospital Adventist, Series 1-5, 0.09%, 6/8/15	10,000	10,000

JEA Electric System Revenue VRDB, Series Three-B-3, 0.09%, 6/8/15	9,400	9,400

Lee County Florida HFA Multifamily Housing Revenue Refunding Bonds VRDB, Series 1995-A, Forestwood Apartments Project, (FNMA LOC), 0.11%, 6/8/15	11,485	11,485

Orange County HFA Multifamily Housing Adjustable Revenue Bonds, Series B, Lakeside Pointe Apartments, (FNMA Insured), 0.13%, 6/8/15	6,530	6,530

Orange County Multifamily HFA Revenue VRDB, Marbella Cove, Series B, (FHLB of San Francisco LOC), 0.13%, 6/8/15	4,185	4,185

Osceola County HFA Multifamily Housing Adjustable Revenue Bonds, Series A, Arrow Ridge Apartments, 0.10%, 6/8/15	4,335	4,335

State of Florida Board of Public Education G.O. Eagle-720050054-Class A, 0.10%, 6/8/15 (1)	10,000	10,000

Sunshine State Governmental Financing Commission Revenue VRDB, Miami Dade County Program, Series A, (Bank of New York Mellon LOC), 0.10%, 6/8/15	9,700	9,700
		146,845

Georgia – 1.2%

Bacon Georgia IDA Revenue Bonds, D L Lee & Sons, Inc. Project, (Branch Banking & Trust Co. LOC), 0.15%, 6/8/15	4,795	4,795

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Georgia – 1.2% – continued

BB&T Municipal Trust Revenue VRDB, Floaters, Series 2024, (Branch Banking & Trust Co. LOC), 0.13%, 6/8/15 (1)	$10,215	$10,215

Cobb County Georgia Housing Authority Multifamily Housing Revenue Refunding VRDB, Series 1999, Cobb-Six Flags Association, (FHLMC LOC), 0.10%, 6/8/15	5,390	5,390

DeKalb County Georgia Multifamily Housing Authority Revenue VRDB, Highland Place Apartments Project, (FHLMC LOC), 0.12%, 6/8/15	11,700	11,700

East Point Housing Authority Multi Family Housing Revenue VRDB, Robins Creste Apartments Project, (FHLMC LOC), 0.16%, 6/8/15	6,640	6,640

Gainesville & Hall County Development Authority Revenue VRDB, Senior Living Facility, Lanier Village, Series B, (TD Bank N.A. LOC), 0.08%, 6/1/15	4,800	4,800

Richmond County Development Authority Multifamily Housing Revenue Bonds, Stonegate Club Apartments Project, (FNMA LOC), 0.12%, 6/8/15	6,505	6,505
		50,045

Hawaii – 0.2%

Eclipse Funding Trust G.O. VRDB, Solar Eclipse, Honolulu, (U.S. Bank N.A. LOC), 0.11%, 6/8/15 (1)	4,030	4,030

Hawaii State Housing Finance & Development Corp. Multifamily Revenue VRDB, Series 2008, Housing Lokahi Kau, (FHLMC LOC), 0.10%, 6/8/15	3,075	3,075
		7,105

Idaho – 1.6%

Idaho Housing & Finance Association Non-profit Facilities Revenue VRDB, Series 2008, College of Idaho Project, (U.S. Bank N.A. LOC), 0.10%, 6/8/15	9,475	9,475

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	41	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Idaho – 1.6% – continued

State of Idaho G.O. Unlimited TANS, 2.00%, 6/30/15	$60,000	$60,091
		69,566

Illinois – 7.5%

Aurora Illinois Revenue VRDB, Series 2003, Counseling Center of Fox Valley Project, (BMO Harris Bank N.A. LOC), 0.17%, 6/8/15	3,210	3,210

Bridgeview Illinois G.O. Refunding VRDB, Series C, (BMO Harris Bank N.A. LOC), 0.10%, 6/8/15	10,000	10,000

Chicago Illinois State Multifamily Housing Development Finance Authority Revenue VRDB, West Chicago Senior Apartments, (Citibank N.A. LOC), 0.12%, 6/8/15	6,700	6,700

Chicago Midway Airport Refunding VRDB, Second Lien (AMT), (JPMorgan Chase Bank N.A. LOC), 0.10%, 6/8/15	41,570	41,570

Chicago Midway International Airport Revenue VRDB, Series C-1, Second Lien (AMT), (Bank of Montreal LOC), 0.14%, 6/8/15	43,920	43,920

Chicago Waterworks Refunding VRDB, Subseries 04-2, (State Street Bank & Trust Co. LOC), 0.18%, 6/8/15	15,000	15,000

Eastern Illinois EDA Multifamily Housing Revenue Bonds, Providence at Thornberry and Sycamore Project, (U.S. Treasury Escrowed), 0.35%, 8/1/15	15,000	15,000

Illinois Development Finance Authority Revenue VRDB, BAPS, Inc. Project, (Comerica Bank LOC), 0.09%, 6/8/15	5,255	5,255

Illinois Development Finance Authority Revenue VRDB, Evanston Northwestern, Series B, 0.09%, 6/1/15	1,600	1,600

Illinois Development Finance Authority Revenue VRDB, Series 1998, American Youth Hostels Project, (BMO Harris Bank N.A. LOC), 0.12%, 6/8/15	5,760	5,760

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Illinois – 7.5% – continued

Illinois Development Financial Authority Revenue VRDB, Series 2003, Jewish Council Youth Services, (BMO Harris Bank N.A. LOC), 0.17%, 6/8/15	$1,305	$1,305

Illinois Educational Facilities Authority Revenue VRDB, Series 2003-B, Augustana College, (BMO Harris Bank N.A. LOC), 0.09%, 6/8/15	5,690	5,690

Illinois Educational Facilities Authority Revenue VRDB, Series B, University of Chicago, Series B-3 0.17%, 3/10/16	22,265	22,265

Illinois Educational Facilities Authority Revenue VRDB, The Adler Planetarium, (PNC Bank N.A. LOC), 0.10%, 6/8/15	7,500	7,500

Illinois Finance Authority Multifamily Revenue VRDB, Series 2005, Housing Villagebrook Apartments Project, (FHLMC LOC), 0.12%, 6/8/15	4,700	4,700

Illinois Finance Authority Revenue Bonds, Loyola Academy, (JPMorgan Chase Bank N.A. LOC), 0.12%, 6/8/15	5,000	5,000

Illinois Finance Authority Revenue Refunding VRDB, Presbyterian Home, (JPMorgan Chase Bank N.A. LOC), 0.12%, 6/8/15	11,145	11,145

Illinois Finance Authority Revenue VRDB, Series D, Carle Foundation, (JPMorgan Chase Bank N.A. LOC), 0.12%, 6/8/15	14,600	14,600

Illinois Finance Authority Revenue VRDB, University of Chicago Medical, Series D-2, (PNC Bank N.A. LOC), 0.08%, 6/1/15	8,000	8,000

Illinois Multifamily Housing Development Authority Revenue VRDB, Alden Gardens Bloomingdale, (BMO Harris Bank N.A. LOC), 0.12%, 6/8/15	2,135	2,135

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	42	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Illinois – 7.5% – continued

Illinois State Development Finance Authority Adjustable Revenue Bonds, Series A, Presbyterian Home, (JPMorgan Chase Bank N.A. LOC), 0.12%, 6/8/15	$19,600	$19,600

Illinois State Finance Authority Industrial Development VRDB, Durex Industries Project, (U.S. Bank N.A. LOC), 0.18%, 6/8/15	2,750	2,750

Illinois State Finance Authority Multifamily Housing Revenue VRDB, Autumn Ridge Apartments, Series A, (FHLMC LOC), 0.10%, 6/8/15	4,575	4,575

Illinois State Finance Authority Revenue VRDB, E-Carle Foundation, Series E, (JPMorgan Chase Bank N.A. LOC), 0.14%, 6/8/15	10,000	10,000

Illinois State Finance Authority Revenue VRDB, WBEZ Alliance, Inc. Project, (BMO Harris Bank N.A. LOC), 0.11%, 6/8/15	22,000	22,000

Illinois State Health Facilities Finance Authority VRDB, Riverside Health System, (JPMorgan Chase Bank N.A. LOC), 0.09%, 6/8/15	5,800	5,800

Southwestern Illinois Development Authority Revenue VRDB, Arizon Co., Inc. Project, (FHLB of Des Moines LOC), 0.12%, 6/8/15	1,600	1,600

State of Illinois G.O. Unlimited VRDB, Series B-4, (State Street Bank & Trust Co. LOC), 0.09%, 6/8/15	14,600	14,600

University of Illinois Revenue VRDB, Series 2008, Auxiliary Facilities Systems, 0.09%, 6/8/15	10,850	10,850
		322,130

Indiana – 4.3%

Elkhart County Indiana Multifamily Revenue VRDB, Series 2008 II-A, Housing Ashton Pines Apartments, (FHLB of Indianapolis LOC), 0.11%, 6/8/15	8,000	8,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Indiana – 4.3% – continued

Indiana State Development Finance Authority Economic Development Revenue VRDB, Series 2003, Young Men’s Christian Association, (Wells Fargo Bank N.A. LOC), 0.20%, 6/8/15	$600	$600

Indiana State Health & Educational Facilities Financing Authority Hospital Adjustable Revenue Bonds, Howard Regional Health System Project, Series B, (BMO Harris Bank N.A. LOC), 0.08%, 6/1/15	9,580	9,580

Lawrenceburg Indiana PCR Refunding Bonds, Series 2008-H, Indiana Michigan Power Co. Project, (Bank of Nova Scotia LOC), 0.09%, 6/8/15	6,000	6,000

Posey County Economic Development Revenue Refunding Bonds, Midwest Fertilizer Corp., (U.S. Treasury Escrowed), 0.25%, 11/3/15	150,000	150,000

RBC Municipal Products, Inc. Revenue Bonds, Series E-23, (Royal Bank of Canada LOC), 0.10%, 6/8/15 (1)	8,500	8,500
		182,680

Iowa – 1.0%

Iowa Finance Authority Community Revenue VRDB, Series B, Wesley Retirement Services, (Bank of America N.A. LOC), 0.11%, 6/8/15	22,510	22,510

Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project, (U.S. Bank N.A. LOC), 0.10%, 6/8/15	6,100	6,100

Iowa Finance Authority Revenue VRDB, Wesley Retirement Services, (Bank of America N.A. LOC), 0.11%, 6/8/15	7,715	7,715

Iowa Higher Education Loan Authority Revenue Refunding VRDB, Private College Facilities, Loras, (Bank of America N.A. LOC), 0.09%, 6/1/15	8,080	8,080
		44,405

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	43	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Kansas – 0.7%

City of Olathe Health Facilities Revenue VRDB, Series B, Olathe Medical Center, (Bank of America N.A. LOC), 0.08%, 6/1/15	$4,060	$4,060

Kansas State Development Finance Authority Multifamily Housing Revenue Bonds, Series C, The Clusters Apartments Project, (U.S. Treasury Escrowed), 0.35%, 2/1/16	2,600	2,600

Kansas State Development Finance Authority Multifamily Revenue Refunding VRDB, Housing Chesapeake Apartments Project, (FHLMC LOC), 0.10%, 6/8/15	16,000	16,000

University of Kansas Hospital Authority Health Facilities Revenue VRDB, KU Health System, (U.S. Bank N.A. LOC), 0.07%, 6/1/15	8,705	8,705
		31,365

Kentucky – 1.1%

Boone County Kentucky Revenue Refunding VRDB, Duke Energy, (Sumitomo Mitsui Banking Corp. LOC), 0.10%, 6/8/15	15,220	15,220

City of Fort Mitchell Kentucky League of Cities Funding Trust Lease Program Revenue VRDB, Series A, (U.S. Bank N.A. LOC), 0.11%, 6/8/15	4,565	4,565

Kentucky State Housing Corp. Conduit Multifamily Mortgage Revenue VRDB, Series A, Overlook Terraces Apartments, (FNMA LOC), 0.12%, 6/8/15	10,000	10,000

Louisville & Jefferson County Regional Airport Authority Revenue VRDB, Series A, UPS Worldwide Forwarding, 0.11%, 6/1/15	280	280

Louisville/Jefferson County Metropolitan Government Health System Revenue VRDB, Norton Healthcare, Inc., (PNC Bank N.A. LOC), 0.10%, 6/8/15	8,000	8,000

Morehead Kentucky League of Cities Revenue VRDB, Series A, Funding Trust Lease Program, (U.S. Bank N.A. LOC), 0.11%, 6/8/15	6,373	6,373

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Kentucky – 1.1% – continued

Williamstown Kentucky League of Cities Revenue VRDB, Funding Trust Lease, Series B, (U.S. Bank N.A. LOC), 0.11%, 6/8/15	$1,995	$1,995
		46,433

Louisiana – 2.0%

Louisiana Local Government Environmental Facilities & Community Authority Revenue VRDB, Series B, Nicholls State University, (FHLB of Atlanta LOC), 0.12%, 6/8/15	12,380	12,380

Louisiana Local Government Environmental Facilities & Community Development Authority Revenue VRDB, Go To The Show, Series A, (FHLB of Dallas LOC), 0.10%, 6/8/15	5,305	5,305

Louisiana Local Government Environmental Facilities & Community VRDB, Series B, (FHLB of Dallas LOC), 0.10%, 6/8/15	10,635	10,635

Louisiana Public Facilities Authority Multifamily Housing Revenue Refunding VRDB, Linlake Ventures Project, (FHLMC LOC), 0.10%, 6/8/15	8,000	8,000

Louisiana Public Facilities Authority Revenue Refunding VRDB, Series 1988, Multifamily, (FNMA LOC), 0.11%, 6/8/15	8,900	8,900

Louisiana State Housing Corp. Multi Family Housing Adjustable Revenue Bonds, Tangi Village Project, (U.S. Treasury Escrowed), 0.25%, 8/1/15	6,000	6,000

Louisiana State Local Government Environmental Facilities & Community Development Authority Adjustable Revenue Bonds, Fairview Crossing Apartments Project, (U.S. Treasury Escrowed), 0.35%, 12/1/15	10,000	10,000

Louisiana State Public Facilities Authority Revenue VRDB, Tiger Athletic, (FHLB of Atlanta LOC), 0.10%, 6/8/15	15,400	15,400

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	44	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Louisiana – 2.0% – continued

Port New Orleans Louisiana Board of Commerce Revenue Refunding VRDB, (FHLB of Dallas LOC), 0.10%, 6/8/15	$8,400	$8,400
		85,020

Maryland – 2.2%

Maryland Health & Higher Educational Facilities Authority Revenue VRDB, Mercey Ridge, (Manufacturers & Traders Trust Co. LOC), 0.10%, 6/8/15	20,370	20,370

Maryland Health & Higher Educational Facilities Authority Revenue VRDB, University of Maryland Medical System, Series E, (Bank of Montreal LOC), 0.11%, 6/8/15	20,500	20,500

Maryland Housing and Community Development Administration Revenue VRDB, Residential, Series F, (PNC Bank N.A. LOC), 0.10%, 6/8/15	10,870	10,870

Maryland State Community Development Administration Department Housing & Community Development Revenue VRDB, Series G, Multifamily Housing, Kirkwood, (FHLMC LOC), 0.09%, 6/8/15	8,000	8,000

Maryland State Health & Higher Educational Facilities Authority Adjustable Revenue Bonds, Series D, Pooled Loan Program, (Bank of America N.A. LOC), 0.11%, 6/8/15	14,300	14,300

Maryland State Transportation Authority Passenger Facility Charge Revenue VRDB, Series C (AMT), Qualified Airport, (Wells Fargo Bank N.A. LOC), 0.11%, 6/8/15	20,400	20,400
		94,440

Massachusetts – 1.5%

City of Springfield G.O. Limited BANS, 1.00%, 6/12/15	12,029	12,032

Massachusetts Development Finance Agency Housing Revenue VRDB, Cordis Mills LLC, (FNMA Insured), 0.13%, 6/8/15	9,850	9,850

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Massachusetts – 1.5% – continued

Massachusetts State Development Finance Agency Multifamily Housing Revenue Refunding VRDB, Kensington Project, (FNMA LOC), 0.14%, 6/8/15	$13,750	$13,750

Massachusetts State G.O. Limited RANS, Series C, 1.50%, 6/25/15	25,000	25,023

Massachusetts State Water Resources Authority General Revenue VRDB, Series E, 0.11%, 6/8/15	3,000	3,000

Massachusetts State Water Resources Authority General Revenue VRDB, Series F, 0.09%, 6/8/15	1,680	1,680
		65,335

Michigan – 2.7%

Jackson County Economic Development Corp. Revenue Refunding VRDB, Series A, Vista Grande Villa, (Bank of America N.A. LOC), 0.08%, 6/1/15	1,900	1,900

Michigan Finance Authority Refunding VRDB, Student Loan, Series 22-A, (State Street Bank & Trust Co. LOC), 0.12%, 6/8/15	21,700	21,700

Michigan Higher Education Facilities Authority Revenue Refunding VRDB, Limited Obligation, Hope College Project, (JPMorgan Chase Bank N.A. LOC), 0.11%, 6/8/15	6,140	6,140

Michigan Higher Education Facilities Authority Revenue VRDB, Limited Obligation, Cleary University Project, (Comerica Bank LOC), 0.09%, 6/8/15	3,380	3,380

Michigan State Housing Development Authority Revenue VRDB, Series B (AMT), 0.10%, 6/8/15	25,000	25,000

Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB, Series 2008, Consumers Energy Co., (JPMorgan Chase Bank N.A. LOC), 0.11%, 6/8/15	17,000	17,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	45	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Michigan – 2.7% – continued

Michigan State Strategic Fund Limited Obligation Revenue VRDB, Kroger Co. Recovery Zone, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.10%, 6/8/15	$9,500	$9,500

RIB Floater Trust States Revenue Bonds, Series 2014-7WE, (Barclays Bank PLC LOC), 0.20%, 6/8/15 (1)	30,000	30,000
		114,620

Minnesota – 1.5%

City of Crystal Multifamily Housing Revenue Refunding VRDB, Calibre Chase Project, (FHLMC LOC), 0.15%, 6/8/15	910	910

City of Minneapolis & St. Paul Housing & Redevelopment Authority Health Care Revenue VRDB, Series A, Children’s Hospitals and Clinics, Series A (Assured Guaranty Municipal Corp. Insured), 0.08%, 6/1/15	9,150	9,150

City of New Brighton Multifamily Housing Revenue VRDB, Golden Pond Housing Project, (FNMA LOC), 0.13%, 6/8/15	2,920	2,920

Coon Rapids Minnesota IDR VRDB, Kurt Manufacturing Project, (U.S. Bank N.A. LOC), 0.12%, 6/8/15	3,895	3,895

Minneapolis & St. Paul Housing & Redevelopment Authority Health Care VRDB, Series A, Children’s Hospitals Clinics, (Assured Guaranty Municipal Corp. Insured), 0.08%, 6/1/15	2,775	2,775

Minnesota Office of Higher Education Revenue VRDB, Series B, Supplemental Student, (State Street Bank & Trust Co. LOC), 0.10%, 6/8/15	17,000	17,000

Oak Park Heights Minnesota Multifamily Revenue Refunding VRDB, Series 2005, Housing Boutwells Landing, (FNMA LOC), 0.11%, 6/8/15	6,700	6,700

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Minnesota – 1.5% – continued

Owatonna Minnesota Housing Revenue Refunding VRDB, Series 2003-A, Second Century, (FHLB of Des Moines LOC), 0.13%, 6/8/15	$2,615	$2,615

Rochester Minnesota G.O. VRDB, Series 2007-B, Waste Water, 0.09%, 6/8/15	5,400	5,400

Roseville Minnesota Senior Housing Revenue Refunding VRDB, Series 2009, Eaglecrest Project, (FHLMC LOC), 0.11%, 6/8/15	13,465	13,465
		64,830

Mississippi – 0.7%

Mississippi Business Finance Corp. Mississippi Business Finance Commission Gulf Opportunity Zone Revenue VRDB, Chevron USA, Inc., Series I, (Chevron Corp. Gtd.), 0.06%, 6/1/15	13,000	13,000

Mississippi Business Finance Corp. Revenue Refunding VRDB, Jackson Heart Realty, (FHLB of Dallas LOC), 0.12%, 6/8/15	4,305	4,305

Mississippi Business Finance Corp. Revenue VRDB, Series A, CPX Gulfport OPAG LLC, (Wells Fargo Bank N.A. LOC), 0.10%, 6/8/15	12,935	12,935
		30,240

Missouri – 1.3%

Health & Educational Facilities Authority of The State of Missouri Variable Rate Demand Obligation CP, 0.08%, 7/7/15	15,000	15,000

Independence Missouri IDA Multifamily Housing Revenue Refunding VRDB, Series B, The Mansions Project, (FHLMC LOC), 0.10%, 6/8/15	14,240	14,240

Kansas City Missouri IDA Multifamily Housing Revenue Refunding VRDB, Series B, Willow Creek Level Apartments, (FNMA LOC), 0.11%, 6/8/15	6,395	6,395

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	46	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Missouri – 1.3% – continued

Missouri State Development Finance Board Infrastructure Revenue VRDB, Series C, St. Louis Convention Center, (U.S. Bank N.A. LOC), 0.07%, 6/1/15	$3,600	$3,600

St. Charles County Missouri IDA Revenue Refunding VRDB, Country Club Apartments Project, (FNMA LOC), 0.10%, 6/8/15	4,000	4,000

St. Louis IDA Revenue VRDB, Mid-America Transplant Services Project, (BMO Harris Bank N.A. LOC), 0.08%, 6/1/15	11,670	11,670
		54,905

Nebraska – 0.4%

Nebraska State Investment Finance Authority Single Family Housing Revenue VRDB, Series B (AMT), (Nebraska Investment Finance Authority Single Family Program LOC), 0.09%, 6/8/15	17,500	17,500

Nevada – 1.8%

Carson City Hospital Revenue VRDB, Series 2003-B, Carson-Tahoe Hospital Project, (U.S. Bank N.A. LOC), 0.10%, 6/8/15	12,700	12,700

Carson City Nevada Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Regional Medical Center, (U.S. Bank N.A. LOC), 0.10%, 6/8/15	4,670	4,670

County of Clark Airport G.O. Limited Revenue Refunding VRDB, Sub Lien, Series A (AMT), 0.11%, 6/8/15	14,370	14,370

County of Clark Department of Aviation Clark Airport Revenue VRDB, Sub Lien, Series C-2 (AMT), (State Street Bank & Trust Co. LOC), 0.09%, 6/8/15	16,950	16,950

County of Clark IDR VRDB, Series A, Southwest Gas Corp., (Bank of America N.A. LOC), 0.09%, 6/8/15	11,500	11,500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Nevada – 1.8% – continued

Nevada Housing Division VRDB, Multifamily Unit Housing Revenue Project, (Wells Fargo Bank N.A. LOC), 0.25%, 6/8/15	$5,170	$5,170

Nevada State Housing Revenue VRDB, Vista Creek Apartments, (FHLB LOC), 0.14%, 6/8/15	11,415	11,415
		76,775

New Hampshire – 0.2%

New Hampshire Business Finance Authority Revenue VRDB, Littleton Regional Hospital, (TD Bank N.A. LOC), 0.07%, 6/1/15	5,730	5,730

New Hampshire Health & Education Facilities Authority Revenue VRDB, Wentworth Douglas Hospital, (TD Bank N.A. LOC), 0.07%, 6/1/15	2,725	2,725
		8,455

New Jersey – 2.4%

BB&T Municipal Trust Revenue Bonds, Series 2047, 0.12%, 6/8/15 (1)	14,710	14,710

Hudson County Improvement Authority Revenue Notes, Series V-1, County Guaranteed Pooled Notes, 1.00%, 11/25/15	11,500	11,539

New Jersey State Housing & Mortgage Finance Agency MF Conduit Revenue Bonds, Series B, South Village I & II Project Apartments Project, (U.S. Treasury Escrowed), 0.35%, 12/1/15	30,000	30,000

RIB Floater Trust Adjustable G.O. Unlimited Bonds, Series 14, (Barclays Bank PLC LOC), 0.15%, 6/8/15 (1)	32,000	32,000

Rutgers The State University of New Jersey Municipal CP, (Wells Fargo Bank N.A. LOC), 0.10%, 9/9/15	10,313	10,313

Township of Toms River G.O. Unlimited Refunding Notes, 1.25%, 12/18/15	5,000	5,024
		103,586

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	47	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

New Mexico – 0.2%

New Mexico Mortgage Finance Authority Multifamily Housing Revenue VRDB, Series A, Villas San Ignacio, (FHLMC LOC), 0.12%, 6/8/15	$8,000	$8,000

New York – 7.6%

City of New York Adjustable G.O. Unlimited Bonds, Subseries A-4, (Bank of Montreal LOC), 0.12%, 6/8/15	14,000	14,000

City of New York Adjustable G.O. Unlimited Bonds, Subseries D-4, (TD Bank N.A. LOC), 0.07%, 6/1/15	17,220	17,220

City of New York Adjustable G.O. Unlimited, Series I, Subseries I-5, (Bank of New York Mellon LOC), 0.08%, 6/1/15	20,600	20,600

City of New York G.O., Series A-5, (Royal Bank of Canada LOC), 0.08%, 6/1/15	5,700	5,700

City of New York G.O., Subseries I-8, 0.08%, 6/1/15	9,500	9,500

Metropolitan Transportation Authority New York Revenue VRDB, Subseries E-2, (Royal Bank of Canada LOC), 0.08%, 6/8/15	10,000	10,000

Nassau New York Health Care Corp. Revenue VRDB, Series C2, (Wells Fargo Bank N.A. LOC), 0.11%, 6/8/15	19,415	19,415

New York City Adjustable G.O. Unlimited Bonds, Subseries I-7, (Bank of America N.A. LOC), 0.12%, 6/8/15	17,000	17,000

New York City Housing Development Corp. Multifamily Housing Mortgage Adjustable Revenue Bonds, Series A, Granville Payne Apartments, (Citibank N.A. LOC), 0.12%, 6/8/15	5,560	5,560

New York City Housing Development Corp. Multifamily Housing Mortgage Revenue VRDB, Series A, 550 East 170th Street Apartments, (Citibank N.A. LOC), 0.12%, 6/8/15	5,500	5,500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

New York – 7.6% – continued

New York City Housing Development Corp. Multifamily Housing Mortgage Revenue VRDB, Series A, Susan’s Court, (Citibank N.A. LOC), 0.11%, 6/8/15	$24,000	$24,000

New York City Housing Development Corp. Multifamily Housing Mortgage Revenue VRDB, Series A,1405 Fifth Avenue Apartments, (Citibank N.A. LOC), 0.12%, 6/8/15	4,690	4,690

New York City Housing Development Corp. Multifamily Mortgage Revenue VRDB, Series A, West 26th Street, (FHLMC Insured), 0.11%, 6/8/15	13,500	13,500

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, 2nd General Resolution, 0.08%, 6/1/15	21,300	21,300

New York City Municipal Water Finance Authority Water & Sewer System Revenue VRDB, Subseries B-3, 0.07%, 6/1/15	41,600	41,600

New York City New York IDA Civic Facilities Revenue VRDB, Sephardic Community Youth Center, (Manufacturers & Traders Trust Co. LOC), 0.15%, 6/8/15	2,245	2,245

New York City New York IDA Civic Facility Revenue VRDB, Series 2007, Ateret Torah Center Project, (Wells Fargo Bank N.A. LOC), 0.10%, 6/8/15	11,135	11,135

New York City Water Finance Authority & Sewer System VRDB, Second General Resolution, 0.07%, 6/1/15	23,000	23,000

New York City Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Subseries A-2, 0.06%, 6/1/15	18,600	18,600

New York State Housing Finance Agency Revenue VRDB, Series A, BAM South Housing, (JPMorgan Chase Bank N.A. LOC), 0.09%, 6/8/15	15,250	15,250

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	48	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

New York – 7.6% – continued

New York State Housing Finance Agency Revenue VRDB, Series A, Riverside Center 2, (Bank of America N.A. LOC), 0.09%, 6/8/15	$3,000	$3,000

Suffolk County New York Industrial Development Agency Revenue VRDB, St. Anthony’s High School Civic, (U.S. Bank N.A. LOC), 0.10%, 6/8/15	14,970	14,970

Warren & Washington Counties New York IDA Civic Facility Revenue VRDB, Series 2000, Glen At Highland Meadows Project, (Manufacturers & Traders Trust Co. LOC), 0.11%, 6/8/15	9,460	9,460
		327,245

North Carolina – 2.8%

Cleveland County North Carolina Industrial Facilities Pollution Control Financing Authority Revenue VRDB, Cleveland County Family YMCA, (Branch Banking & Trust Co. LOC), 0.10%, 6/8/15	9,215	9,215

Forsyth County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue VRDB, Recreation Facilities-YMCA Winston, (Branch Banking & Trust Co. LOC), 0.10%, 6/8/15	10,460	10,460

Greensboro North Carolina G.O. VRDB, Street Improvement, 0.10%, 6/8/15	10,000	10,000

Guilford County North Carolina G.O. VRDB, 0.11%, 6/8/15	200	200

North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2007, High Point University Project, (Branch Banking & Trust Co. LOC), 0.10%, 6/8/15	8,450	8,450

North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Series 2008, High Point University Project, (Branch Banking & Trust Co. LOC), 0.10%, 6/8/15	15,425	15,425

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

North Carolina – 2.8% – continued

North Carolina Medical Care Commission Health Care Facilities Revenue VRDB, Series 1998, Lutheran Services For Aging, (Branch Banking & Trust Co. LOC), 0.10%, 6/8/15	$6,670	$6,670

North Carolina State Capital Facilities Finance Agency Educational Facilities Revenue Bonds, High Point University Project, (Branch Banking & Trust Co. LOC), 0.10%, 6/8/15	7,030	7,030

University of North Carolina at Chapel Hill Revenue Bonds, Eagle 720053014, Class A, 0.11%, 6/8/15 (1)	18,400	18,400

Winston-Salem North Carolina Water & Sewer System Revenue Refunding VRDB, Series C, 0.10%, 6/8/15	17,620	17,620

Winston-Salem North Carolina Water & Sewer System Revenue VRDB, Series 2002-B, 0.10%, 6/8/15	13,700	13,700

Winston-Salem North Carolina Water & Sewer System Revenue VRDB, Series B, 0.10%, 6/8/15	4,865	4,865
		122,035

Ohio – 1.1%

Cleveland-Cuyahoga County Ohio Port Authority Cultural Facility Revenue VRDB, Series D, Museum of Art Project, 0.12%, 6/8/15	7,000	7,000

Columbus Regional Airport Authority Development Revenue VRDB, Series B, Flight Safety International Inc. (AMT), (Berkshire Hathaway Inc. Gtd.), 0.10%, 6/8/15	4,400	4,400

County of Franklin Ohio Health Care Facilities Revenue VRDB, Ohio Presbyterian, Series A, (PNC Bank N.A. LOC), 0.10%, 6/8/15	1,250	1,250

Grove City Multifamily Housing Revenue VRDB, Mortgage, Regency Arms Apartments, (FNMA LOC), 0.12%, 6/8/15	9,275	9,275

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	49	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Ohio – 1.1% – continued

Ohio Higher Educational Facility Commission Revenue VRDB, Antioch University, (PNC Bank N.A. LOC), 0.10%, 6/8/15	$9,320	$9,320

Ohio State Housing Finance Agency Multifamily Housing Revenue Bonds, New Town Apartments Project, (U.S. Treasury Escrowed), 0.35%, 1/1/16	4,400	4,400

Ross County Ohio Revenue VRDB, Adena Health System, (PNC Bank N.A. LOC), 0.11%, 6/8/15	4,075	4,075

State of Ohio G.O., Common Schools, Series B, 0.10%, 6/8/15	9,000	9,000
		48,720

Oklahoma – 0.2%

Oklahoma State Water Resources Board Adjustable Revenue Bonds, 0.25%, 9/1/15	1,625	1,625
0.25%, 10/1/15	5,150	5,150

Oklahoma State Water Resources Board Revenue Bonds, 0.25%, 9/1/15	1,445	1,445
		8,220

Oregon – 0.8%

Clackamas County Oregon Hospital Facility Authority Revenue VRDB, Series 2008-A, Legacy Health Systems, (U.S. Bank N.A. LOC), 0.09%, 6/8/15	15,700	15,700

Oregon State Economic Development VRDB, Series 176, Cascade Steel, (Wells Fargo Bank N.A. LOC), 0.14%, 6/8/15	4,100	4,100

Port of Portland Oregon Apartment Revenue Refunding VRDB, Series 18A, Portland International Airport, (U.S. Bank N.A. LOC), 0.10%, 6/8/15	6,435	6,435

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Oregon – 0.8% – continued

Salem Oregon Hospital Facility Authority Revenue VRDB, Series 2008-B, Salem Hospital Project, (U.S. Bank N.A. LOC), 0.09%, 6/8/15	$6,000	$6,000
		32,235

Pennsylvania – 4.6%

Allegheny County IDA Revenue VRDB, Education Center Watson, (PNC Bank N.A. LOC), 0.11%, 6/8/15	6,000	6,000

Allegheny County Pennsylvania IDA Health Care Revenue VRDB, Series 2008-B, Vincentian Collaborative, (PNC Bank N.A. LOC), 0.11%, 6/8/15	4,725	4,725

Butler County IDA Pennsylvania Revenue Refunding VRDB, Concordia Lutheran, Series A, (JPMorgan Chase Bank N.A. LOC), 0.10%, 6/8/15	5,595	5,595

Butler County Pennsylvania IDA Revenue VRDB, Concordia Lutheran, Series A, (JPMorgan Chase Bank N.A. LOC), 0.10%, 6/8/15	3,615	3,615

City of Philadelphia Gas Works Revenue Refunding Bonds, 8th, Series E, (PNC Bank N.A. LOC), 0.10%, 6/8/15	31,200	31,200

Lancaster County Hospital Authority Senior Living Facilities Revenue VRDB, Series 2000, Quarryville Presbyterian, (Manufacturers & Traders Trust Co. LOC), 0.11%, 6/8/15	11,475	11,475

Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project, (Manufacturers & Traders Trust Co. LOC), 0.15%, 6/8/15	6,300	6,300

Lower Merion School District VRDB, Series A-1, Capital Project, (U.S. Bank N.A. LOC), 0.09%, 6/8/15	4,600	4,600

Montgomery County IDA Revenue VRDB, Acts Retirement Life Community, (TD Bank N.A. LOC), 0.08%, 6/1/15	7,525	7,525

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	50	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Pennsylvania – 4.6% – continued

Montgomery County Redevelopment Authority Multifamily Housing Adjustable Revenue Bonds, Brookside Manor Apartments Project, Series A, (FNMA LOC), 0.10%, 6/8/15	$9,170	$9,170

Nuveen Pennsylvania Investment Quality Municipal Fund Tax-Exempt VRDP, Series 2, 0.20%, 6/8/15	17,000	17,000

Pennsylvania Housing Financial Agency Multifamily Revenue VRDB, Series 2008, Special Limited Obligation, Foxwood, (FHLMC LOC), 0.12%, 6/8/15	5,900	5,900

Pennsylvania State Higher Educational Facilities Authority Revenue VRDB, Series T2, AICUP Financing Program-York College of Pennsylvania Project, 0.55%, 5/2/16	6,910	6,910

Pennsylvania State Turnpike Commission Registration Fee Revenue Refunding VRDB, Series D, (Assured Guaranty Municipal Corp. Insured), 0.14%, 6/8/15	43,400	43,400

Philadelphia Gas Works Revenue Refunding VRDB, 8th Series C, (Barclays Bank PLC LOC), 0.09%, 6/8/15	13,000	13,000

RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters, Series C-14, (Royal Bank of Canada LOC), 0.10%, 6/8/15 (1)	7,700	7,700

University of Pittsburgh of The Commonwealth System of Higher Education Asset Revenue Notes, 2.00%, 7/22/15	8,000	8,021

West Cornwall Pennsylvania Township Municipal Authority Revenue VRDB, Series 2006, Senior Living Facility Lebanon Valley, (PNC Bank N.A. LOC), 0.10%, 6/8/15	3,005	3,005
		195,141

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Rhode Island – 0.6%

Rhode Island State Housing & Mortgage Finance Corp. Multifamily Mortgage Revenue VRDB, Groves at Johnston Project, (FHLMC LOC), 0.12%, 6/8/15	$26,350	$26,350

South Carolina – 1.9%

Charleston Educational Excellence Finance Corp. Adjustable Revenue Bonds, (U.S. Treasury Escrowed), 0.12%, 6/8/15 (1)	24,750	24,750

City of Columbia South Carolina Waterworks & Sewer System Revenue VRDB, (U.S. Bank N.A. LOC), 0.09%, 6/1/15	32,500	32,500

South Carolina State Housing Finance & Development Authority Multifamily Adjustable Revenue Bonds, (U.S. Treasury Escrowed), 0.35%, 12/15/15	25,021	25,021
		82,271

South Dakota – 0.1%

South Dakota State Health & Educational Facilities Authority Revenue VRDB, Series 2004-B, Sioux Valley Hospitals & Health, (U.S. Bank N.A. LOC), 0.09%, 6/8/15	6,030	6,030

Tennessee – 1.5%

Blount County Tennessee Public Building Authority Revenue VRDB, Series C-1-A, Local Government Public Improvement, (Knox County Gtd.), 0.10%, 6/8/15	5,150	5,150

Blount County Tennessee Public Building Authority Revenue VRDB, Series C-3-A, Local Government Public Improvement, (Knox County Gtd.), 0.10%, 6/8/15	6,400	6,400

Knox County Health & Educational Facilities Board Revenue VRDB, Johnson Bible College Project, (FHLB of Cincinnati LOC), 0.10%, 6/8/15	6,170	6,170

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	51	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Tennessee – 1.5% – continued

Metropolitan Government Nashville & Davidson County IDB Multifamily Housing Adjustable Revenue Bonds, Hickory Lake Apartments Project, (U.S. Treasury Escrowed), 0.30%, 6/1/15	$13,750	$13,750

Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board Revenue Refunding VRDB, Multifamily, Timberlake Project, (FNMA LOC), 0.11%, 6/8/15	8,600	8,600

Metropolitan Government of Nashville & Davidson County Tennessee IDB Revenue VRDB, Series B, Multifamily Housing Arbor Crest, (FNMA LOC), 0.10%, 6/8/15	12,750	12,750

Shelby County Health Educational & Housing Facilities Board Revenue VRDB, Series A, Methodist Le Bonheur Healthcare, (Assured Guaranty Municipal Corp. Insured), 0.13%, 6/1/15	8,100	8,100

Tennessee State Energy Acquisition Corp. Gas Revenue, Floaters, (Branch Banking & Trust Co. LOC), 0.11%, 6/8/15 (1)	4,995	4,995
		65,915

Texas – 11.2%

Atascosa County Texas Industrial Development Corp. PCR Refunding VRDB, Series 2008, San Miguel Electric Cooperative, (Natural Rural Utilities Cooperative Finance Corp. Gtd.), 0.12%, 6/8/15	9,600	9,600

Austin Texas Water & Wastewater System Revenue Refunding VRDB, (Citibank N.A. LOC), 0.10%, 6/8/15	4,865	4,865

BB&T Municipal Trust Revenue VRDB, Floaters, Series 2022, (Branch Banking & Trust Co. LOC), 0.11%, 6/8/15 (1)	15,000	15,000

BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 2043, 0.13%, 6/8/15 (1)	14,100	14,100

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Texas – 11.2% – continued

Bexar County Multifamily Housing Finance Corp. Revenue Refunding VRDB, Series 2009, Palisades Park Apartments Project, (FHLMC LOC), 0.10%, 6/8/15	$3,880	$3,880

Bexar County Multifamily Housing Finance Corp. Revenue VRDB, Series 2005-A, Summit Hills Apartments Project, (FHLMC LOC), 0.11%, 6/8/15	3,500	3,500

Bexar County Texas Housing Finance Corp. Multifamily Housing Revenue VRDB, Aamha LLC Project, (FNMA LOC), 0.12%, 6/8/15	4,705	4,705

Bexar County Texas Multifamily HFA Revenue Refunding VRDB, Altamonte Apartments Project, (FNMA LOC), 0.11%, 6/8/15	3,500	3,500

Brazos Harbor Industrial Development Corp. Revenue Refunding VRDB, Series 2001, BASF Corp. Project, 0.12%, 6/8/15	10,200	10,200

Clipper Caraval Tax-Exempt Certificate Trust Revenue Bonds, Series 2009-56 Participation Texas, Non AMT, 0.10%, 6/8/15 (1)	16,120	16,120

Greater East Texas Higher Education Authority Revenue Bonds, Series B, Greater Texas Foundation, (State Street Bank & Trust Co. LOC), 0.10%, 6/8/15	18,000	18,000

Gulf Coast IDA Revenue VRDB, Exxon Mobil Project, 0.08%, 6/1/15	995	995

Gulf Coast Waste Disposal Authority Revenue Refunding Bonds, Exxon Mobil Project, 0.06%, 6/1/15	3,000	3,000

Gulf Coast Waste Disposal Authority Revenue VRDB, Series A, Exxon Mobil Project, 0.03%, 6/1/15	16,240	16,240

Harris County Industrial Development Corp. PCR Bonds, 0.06%, 6/1/15	19,800	19,800

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	52	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Texas – 11.2% – continued

Lower Neches Valley Texas Authority Industrial Development Corp. Revenue VRDB, Exxon Mobil, 0.01%, 6/1/15	$12,015	$12,015

Lubbock Texas Independent School District G.O. VRDB, School Building, (Texas Permanent School Fund Program Guaranty Gtd.), 0.10%, 6/8/15	12,300	12,300

Lubbock Texas Independent School District G.O. VRDB, School Building, Series A, (Texas Permanent School Fund Program Guaranty Insured), 0.10%, 6/8/15	5,345	5,345

Mesquite Independent School District G.O. VRDB, School Building, Series A, (Texas Permanent School Fund Program Guaranty Insured), 0.10%, 6/8/15	4,755	4,755

Northwest Texas Independent School District G.O. VRDB, (Texas Permanent School Fund Program Guaranty Insured), 0.10%, 6/8/15	500	500

Nueces County Health Facilities Development Corp. Revenue VRDB, Series A, Driscoll Children’s Foundation, (JPMorgan Chase Bank N.A. LOC), 0.09%, 6/8/15	800	800

Panhandle Regional Multifamily Housing Finance Corp. Revenue VRDB, Series 2008, Jason Ave Residential Apartments, (FHLMC LOC), 0.10%, 6/8/15	7,100	7,100

Port of Arthur Texas Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series B, (Total S.A. Gtd.), 0.10%, 6/8/15	20,000	20,000

Port of Port Arthur Texas Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA, (Total S.A. Gtd.), 0.10%, 6/8/15	7,700	7,700

Port of Port Arthur Texas Navigation District Revenue VRDB, Multi-Mode, Atofina, Series B, (Total S.A. Gtd.), 0.13%, 6/8/15	10,000	10,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Texas – 11.2% – continued

RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters, (Royal Bank of Canada LOC), 0.10%, 6/8/15 (1)	$10,000	$10,000

RBC Municipal Products, Inc. Trust Revenue VRDB, Series E-18, (Royal Bank of Canada LOC), 0.10%, 6/8/15 (1)	16,000	16,000

State of Texas G.O. Unlimited Revenue VRDB, Series D, Veteran’s Housing Assistance, (Sumitomo Mitsui Banking Corp. LOC), 0.10%, 6/8/15	9,700	9,700

Tarrant County Multifamily Housing Financial Corp. Revenue VRDB, Series 2003, Housing Gateway Apartments, (FNMA LOC), 0.10%, 6/8/15	1,790	1,790

Texas Department of Housing & Community Affairs Multifamily Housing Adjustable Revenue Bonds, Waters Willow Run Apartments, (U.S. Treasury Escrowed), 0.35%, 10/1/15	14,500	14,500

Texas Department of Housing & Community Affairs SFM Revenue VRDB, Series D (AMT), 0.11%, 6/8/15	8,500	8,500

Texas State Affordable Housing Corp. Multifamily Housing Adjustable Revenue Bonds, Gateway Northwest Project, (U.S. Treasury Escrowed), 0.35%, 10/1/15	11,500	11,500

Texas State Department Housing & Community Affairs Multifamily Housing Revenue VRDB, Tower Ridge Apartments, (FNMA LOC), 0.16%, 6/8/15	15,000	15,000

Texas State Department of Housing & Community Affairs Revenue VRDB, Multifamily Housing, Timber Point Apartments, Series A-1, (FHLMC LOC), 0.13%, 6/8/15	5,630	5,630

Texas State G.O. Unlimited Bonds, Series A-2, Veterans Housing Assistance Fund, 0.11%, 6/8/15	20,000	20,000

Texas State G.O. Unlimited TRANS, 1.50%, 8/31/15	105,000	105,358

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	53	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Texas – 11.2% – continued

Texas State Refunding G.O. Unlimited Bonds, Veterans Housing Assistance Fund, 0.10%, 6/8/15	$17,115	$17,115

University of Houston Texas Revenue VRDB, 0.09%, 6/8/15	3,480	3,480

University of Texas Revenue Refunding VRDB, Financing System, Series B, 0.09%, 6/8/15	15,000	15,000

University of Texas System Revenue Refunding VRDB, Series B, 0.07%, 6/8/15	4,000	4,000
		481,593

Utah – 0.5%

Salt Lake City Sales Adjustable Refunding TRB, 0.10%, 6/8/15	1,280	1,280

Utah Housing Corp. Multifamily Housing Revenue VRDB, Timbergate, Series A, (FHLMC LOC), 0.15%, 6/8/15	3,125	3,125

Utah State Housing Corp. SFM Finance Agency Revenue VRDB, Series C-1, 0.17%, 6/8/15	4,280	4,280
0.17%, 6/8/15	3,115	3,115

Utah State Housing Corp. SFM Revenue VRDB, Series A-1, Class I, 0.17%, 6/8/15	4,735	4,735

Utah State Housing Corp. SFM Revenue VRDB, Series F-1, Class I, 0.17%, 6/8/15	5,335	5,335
		21,870

Virginia – 0.6%

Fairfax County Redevelopment & Housing Authority Multifamily Housing Revenue Bonds, The Residences at Government Center II Project, (U.S. Treasury Escrowed), 0.40%, 4/1/16	13,000	13,000

Hampton Virginia Redevelopment & Housing Authority Multifamily Housing Revenue Refunding VRDB, Hampton Center Apartments Project, (FHLMC LOC), 0.10%, 6/8/15	6,300	6,300

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Virginia – 0.6% – continued

Lynchburg Virginia IDA Revenue VRDB, Series B, Hospital Centra Health, (Branch Banking & Trust Co. LOC), 0.10%, 6/8/15	$3,535	$3,535

Virginia College Building Authority Educational Facilities Revenue VRDB, University of Richmond Project, 0.09%, 6/8/15	2,200	2,200
		25,035

Washington – 0.9%

Port of Tacoma Municipal CP, (Bank of America N.A. LOC), 0.12%, 8/3/15	7,000	7,000

Washington Health Care Facilities Authority Adjustable Revenue Bonds, Multicare Health System, Series D, (Barclays Bank PLC LOC), 0.08%, 6/1/15	5,000	5,000

Washington State Housing Finance Commission Adjustable Revenue Bonds, Single Family Program, Series Variable Rate-2A (AMT), (FHLMC LOC), 0.11%, 6/8/15	7,675	7,675

Washington State Housing Finance Commission Revenue VRDB, Reserve at SeaTac Apartments Project, (FHLB of San Francisco LOC), 0.10%, 6/8/15	5,500	5,500

Washington State Housing Finance Commission VRDB, Reserve Renton Apartments Project, (FHLB LOC), 0.11%, 6/8/15	8,000	8,000

Washington State Housing Finance Commission VRDB, Series A, Whisperwood Apartments Project, (FNMA LOC), 0.12%, 6/8/15	4,650	4,650
		37,825

West Virginia – 0.4%

West Virginia Hospital Finance Authority Revenue Refunding and Improvement VRDB, Series B, Cabell Hospital, (Branch Banking & Trust Co. LOC), 0.10%, 6/8/15	16,265	16,265

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	54	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Wisconsin – 0.9%

Milwaukee Redevelopment Authority Lease Revenue VRDB, University of Wisconsin- Kenilworth Project, (U.S. Bank N.A. LOC), 0.10%, 6/8/15	$860	$860

PFA Multifamily Housing Revenue Refunding VRDB, Lindsey Terrace Apartments, (FNMA LOC), 0.16%, 6/8/15	9,575	9,575

Wisconsin Health & Educational Facilities Authority Revenue VRDB, Bay Area Medical Center Inc., (BMO Harris Bank N.A. LOC), 0.07%, 6/1/15	2,400	2,400

Wisconsin Health & Educational Facilities Authority VRDB, Series A, Fort Healthcare, Inc., (JPMorgan Chase Bank N.A. LOC), 0.08%, 6/1/15	3,400	3,400

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2003, Mequon Jewish Project, (JPMorgan Chase Bank N.A. LOC), 0.13%, 6/8/15	3,560	3,560

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2008-B, Meriter Retirement Services, (U.S. Bank N.A. LOC), 0.11%, 6/8/15	8,845	8,845

Wisconsin State Housing & EDA Revenue VRDB, Series B, 0.10%, 6/8/15	6,300	6,300

Wisconsin State Housing & EDA Revenue VRDB, Series D, 0.10%, 6/8/15	5,420	5,420
		40,360

Wyoming – 0.2%

County of Lincoln PCR Bonds, Series A, Exxon Mobil Project, 0.01%, 6/1/15	10,180	10,180

Municipal States Pooled Securities – 9.6%

BB&T Municipal Trust Various States VRDB, Series 1039, (Branch Banking & Trust Co. LOC), 0.20%, 6/8/15 (1)	14,125	14,125

Blackrock Muniyield Quality Fund, Inc. VRDP, Series W-7-1766, 0.19%, 6/8/15	10,000	10,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Municipal States Pooled Securities – 9.6% – continued

Federal Home Loan Mortgage Corp. Multifamily Housing Revenue VRDB, Series M020, Class A, (FHLMC LOC), 0.13%, 6/8/15 (3)	$23,098	$23,098

Federal Home Loan Mortgage Corp. Multifamily Revenue VRDB, Series MO28, Class A, 0.12%, 6/8/15 (3)	29,515	29,515

Federal Home Loan Mortgage Corp. Multifamily Variable Rate Demand Certificates Revenue Bonds, Series M015, Class A, (FHLMC LOC), 0.13%, 6/8/15 (3)	12,050	12,050

Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M019-A, (FHLMC LOC), 0.13%, 6/8/15 (3)	17,823	17,823

Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M021-A, (FHLMC LOC), 0.13%, 6/8/15 (3)	31,870	31,870

Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M023-A, (FHLMC LOC), 0.12%, 6/8/15 (3)	35,860	35,860

Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M024-A, 0.13%, 6/8/15 (3)	20,850	20,850

Federal Home Loan Mortgage Corp. Multifamily VRDB Certificates, Series M031, Class A, (FHLMC LOC), 0.11%, 6/8/15 (1)(3)	11,485	11,485

Nuveen Investment Quality Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-2118, 0.19%, 6/8/15 (1)	40,000	40,000

Nuveen Premium Income Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-4895, 0.19%, 6/8/15 (1)	95,000	95,000

Nuveen Select Quality Municipal Fund, Inc. Tax-Exempt VRDP, Series 1-2525 0.19%, 6/8/15 (1)	50,000	50,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	55	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued	MAY 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Municipal States Pooled Securities – 9.6% – continued

Sun America Trust Various States Revenue VRDB, Series 2, (FHLMC LOC), 0.16%, 6/8/15	$22,100	$22,100
		413,776
Total Municipal Investments
(Cost $4,288,325)		4,288,325

Total Investments – 99.9%
(Cost $4,288,325) (4)		4,288,325

Other Assets less Liabilities – 0.1%		2,248
NET ASSETS – 100.0%		$4,290,573

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Institutional Funds.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that this entity continue to meet its obligations to holders of bonds that it has issued or guaranteed.
(4)	The cost for federal income tax purposes was $4,288,325.

Percentages shown are based on Net Assets.

At May 31, 2015, the industry sectors for the Portfolio were:

INDUSTRY SECTOR	% OF NET ASSETS
Housing	26.1%
Hospital	10.4
State	9.4
Transportation	6.9
County	5.6
Water & Sewer	5.4
University	5.3
All other sectors less than 5%	30.9

Total	100.0%

At May 31, 2015, the maturity analysis for the Portfolio was:

MATURITY ANALYSIS	% OF TOTAL INVESTMENTS
Overnight (One Business Day)	11.7%
2 - 15 Days	70.4
16 - 30 Days	2.6
31 - 60 Days	3.2
61 - 97 Days	3.9
98 - 180 Days	6.0
181 - 270 Days	1.2
271 - 366 Days	1.0

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2015:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Municipal Portfolio (1)	$–	$4,288,325	$–	$4,288,325

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2014.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	56	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

ABBREVIATIONS AND OTHER INFORMATION	MAY 31, 2015 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

ABS	Asset-Backed Securities	HFA	Housing Finance Authority
AMT	Alternative Minimum Tax	IDA	Industrial Development Authority
BANS	Bond Anticipation Notes	IDB	Industrial Development Board
COPS	Certificates of Participation	IDR	Industrial Development Revenue
CP	Commercial Paper	LOC	Letter of Credit
EDA	Economic Development Authority	PCR	Pollution Control Revenue
FFCB	Federal Farm Credit Bank	RANS	Revenue Anticipation Notes
FHLB	Federal Home Loan Bank	ROCS	Reset Option Certificates
FHLMC	Federal Home Loan Mortgage Corporation	SFM	Single Family Mortgage
FNMA	Federal National Mortgage Association	TANS	Tax Anticipation Notes
FRN	Floating Rate Notes	TRANS	Tax and Revenue Anticipation Notes
FRCD	Floating Rate Certificates of Deposit	TVA	Tennessee Valley Authority
GNMA	Government National Mortgage Association	VRDB	Variable Rate Demand Bonds
G.O.	General Obligation	VRDP	Variable Rate Demand Preferred
Gtd.	Guaranteed

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	57	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 8 portfolios as of May 31, 2015, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser and administrator for all of the Trust’s portfolios. Northern Trust serves as the sub-administrator, custodian and transfer agent for the Trust. Northern Funds Distributors, LLC is the Trust’s distributor.

Presented herein are the financial statements for the following six money market portfolios: Diversified Assets Portfolio, Treasury Portfolio, Tax-Exempt Portfolio, U.S. Government Portfolio, U.S. Government Select Portfolio, and Municipal Portfolio (each a “Portfolio” and collectively, the “Portfolios”). Each of these diversified Portfolios, except the U.S. Government Select Portfolio, is authorized to issue three classes of shares: Shares, Service Shares and Premier Shares. The U.S. Government Select Portfolio is authorized to issue four classes of shares: Shares, Service Shares, Premier Shares and Williams Capital Shares. Each class is distinguished by the level of administrative and liaison services provided. At May 31, 2015, Shares and Service Shares were outstanding for each of the Portfolios except the Treasury Portfolio, which had only Shares outstanding. At May 31, 2015, the U.S. Government Select Portfolio also had Williams Capital Shares outstanding. Premier Shares are not currently offered to shareholders.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-8, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or “U.S. GAAP.” The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES The investments held by the Portfolios are valued at amortized cost, which NTI, as authorized by the Board of Trustees of the Trust (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity.

If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and Fund Administration and NTI’s Compliance and Risk Management groups. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of the security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transaction or offers with respect to the security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect the security’s valuation to determine the continued appropriateness of the security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of the fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

B) CREDIT ENHANCEMENTS Certain investments owned by the Portfolios (primarily the Tax-Exempt Portfolio and Municipal Portfolio) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the fair value of the securities or the value of a Portfolio’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, the insurers’ exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

MONEY MARKET PORTFOLIOS	58	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2015 (UNAUDITED)

C) REPURCHASE AGREEMENTS The Portfolios may enter into repurchase agreements under the terms of a master repurchase agreement by which they purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and a liquidity feature which allows the Portfolios to resell the security quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolios, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolios, at the Federal Reserve Bank of Chicago. The Portfolios are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolios may be delayed or limited.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), each Portfolio and other Portfolios of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolios and does not collect any additional fees from the Portfolios for such services. The Diversified Assets Portfolio, Treasury Portfolio and U.S. Government Portfolio have entered into such joint repurchase agreements at May 31, 2015, as reflected in their accompanying Schedules of Investments.

The Portfolios may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Portfolios to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. In addition, the netting agreements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Portfolios manage their cash collateral and securities collateral on a counterparty basis. As of May 31, 2015, the Portfolios have not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to netting agreements.

The following tables present the repurchase agreements, which are subject to netting agreements, as well as the collateral delivered related to those repurchase agreements.

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT
Diversified Assets	Bank of America	$72,760	$(72,760)	$—
	Citigroup	113,932	(113,932)	—
	Federal Reserve Bank of New York	625,000	(625,000)	—
	JPMorgan	182,000	(182,000)	—
	Morgan Stanley & Co.	72,760	(72,760)	—
	Societe Generale	72,761	(72,761)	—
	Total	$1,139,213	$(1,139,213)	$—
Treasury	Bank of America	$25,000	$(25,000)	$—
	Bank of Nova Scotia	700,000	(700,000)	—
	Barclays	240,000	(240,000)	—
	BNP Paribas	637,000	(637,000)	—
	Credit Suisse	19,554	(19,554)	—
	Federal Reserve Bank of New York	3,500,000	(3,500,000)	—
	Goldman Sachs	500,000	(500,000)	—
	HSBC	260,000	(260,000)	—
	Morgan Stanley & Co.	25,000	(25,000)	—
	Societe Generale	1,320,000	(1,320,000)	—
	Total	$7,226,554	$(7,226,554)	$—

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MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT
U.S. Government	Bank of America	$700,169	$(700,169)	$—
	BNP Paribas	400,000	(400,000)	—
	Citigroup	306,905	(306,905)	—
	HSBC	170,000	(170,000)	—
	Morgan Stanley & Co.	39,168	(39,168)	—
	Societe Generale	808,168	(808,168)	—
	Total	$2,424,410	$(2,424,410)	$—
U.S. Government Select	Bank of America	$1,167,000	$(1,167,000)	$—
	Barclays	250,000	(250,000)	—
	BNP Paribas	449,000	(449,000)	—
	Citigroup	249,185	(249,185)	—
	Credit Suisse	78,664	(78,664)	—
	Federal Reserve Bank of New York	575,000	(575,000)	—
	JPMorgan	2,500,000	(2,500,000)	—
	Societe Generale	345,000	(345,000)	—
	Total	$5,613,849	$(5,613,849)	$—

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Certain Portfolios may receive dividend income from investment companies. Dividend income is recognized on the ex-dividend date. The Tax-Exempt and Municipal Portfolios’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from each Portfolio’s net investment income are declared daily and paid monthly. Distributions of net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by each Portfolio to Northern Trust in cash or automatically reinvested in additional shares of the Portfolio. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder’s account with Northern Trust, its affiliates or its correspondents. The Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, expired capital loss carryforwards, non-deductible taxes paid, distribution reclassifications, and gain or loss on in-kind transactions. These reclassifications have no impact on the net assets or the net asset values per share of the Portfolios.

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MONEY MARKET PORTFOLIOS

MAY 31, 2015 (UNAUDITED)

At November 30, 2014, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Diversified Assets	$112	$(112)
Treasury	31	(31)
U.S. Government	83	(83)
U.S. Government Select	100	(100)
Municipal	40	(40)

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, capital losses incurred by the Portfolios in taxable years beginning with the taxable year ended November 30, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Portfolios in taxable years beginning before the taxable year ended November 30, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended November 30, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Portfolios’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

POST-ENACTMENT LOSSES

Amount in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD
Tax-Exempt	$14

The Portfolio in the above table may offset future capital gains with these capital loss carryforwards.

At November 30, 2014, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
Diversified Assets	$ —	$187
Treasury	—	149
Tax-Exempt	16	—
U.S. Government	—	110
U.S. Government Select	—	275
Municipal	56	41

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2014, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
Diversified Assets	$ —	$1,082
Treasury	—	1,284
Tax-Exempt	121	—
U.S. Government	—	674
U.S. Government Select	—	1,785
Municipal	710	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2013, was as follows:

	DISTRIBUTED FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
Diversified Assets	$ —	$1,133
Treasury	—	1,428
Tax-Exempt	156	—
U.S. Government	—	848
U.S. Government Select	—	1,982
Municipal	446	44

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

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MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

As of November 30, 2014, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios’ federal tax returns filed for the fiscal years ended November 30, 2011 through November 30, 2013 remain subject to examination by the Internal Revenue Service. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolios will be recorded as Interest expense on the Statements of Operations.

3. BANK BORROWINGS

The Trust and the Northern Funds jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 20, 2014, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.08 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations. The Credit Facility will expire on November 23, 2015, unless renewed.

During the six months ended May 31, 2015, the Portfolios did not have any borrowings. The Portfolios did not incur any interest expense for the six months ended May 31, 2015.

4. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of each Portfolio’s average daily net assets as follows:

ANNUAL MANAGEMENT FEE
Diversified Assets	0.33%
Treasury	0.18%
Tax-Exempt	0.33%
U.S. Government	0.33%
U.S. Government Select	0.18%
Municipal	0.18%

NTI has contractually agreed to reimburse a portion of the operating expenses of the Diversified Assets Portfolio, Treasury Portfolio, Tax-Exempt Portfolio, U.S. Government Portfolio, U.S. Government Select Portfolio and Municipal Portfolio (other than acquired fund fees and expenses, the Portfolio’s proportionate share of the increase in compensation paid to each independent Trustee, expenses related to third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations of 0.35 percent, 0.20 percent, 0.35 percent, 0.35 percent, 0.20 percent and 0.20 percent, respectively, of the Portfolio’s average daily net assets. The contractual expense reimbursement arrangement is expected to continue until at least April 1, 2016. The contractual expense reimbursement arrangement will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board of Trustees may terminate the contractual arrangement at any time with respect to a Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

The expenses reimbursed during the six months ended May 31, 2015, under the contractual expense reimbursement arrangement previously described are shown as “Less expenses contractually reimbursed by investment adviser” in the Statements of Operations. The contractual expense reimbursement receivables at May 31, 2015 are $108, $123, $18, $66, $175 and $47 for the Diversified Assets, Treasury, Tax-Exempt, U.S. Government, U.S. Government Select and Municipal Portfolio, respectively, and are shown as part of “Receivable from affiliate for expense reimbursements” in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by NTI.

In addition, in order to avoid a negative yield, NTI may reimburse additional expenses of a Portfolio, as necessary. Any such expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. Any such reimbursement is paid monthly to the Portfolios by NTI. There is no guarantee a Portfolio will be able to avoid a negative yield. During the six months ended May 31, 2015, NTI reimbursed expenses, in order to avoid a negative yield, for the Portfolios. Portfolio-level expenses reimbursed by NTI were allocated among the share classes in proportion to the relative net assets of each class. The amounts reimbursed by NTI are shown as “Less expenses voluntarily reimbursed by investment adviser” in the Statements of Operations. The amounts outstanding at May 31, 2015 were $1,379, $1,468, $189, $1,172, $1,696 and $270 for the Diversified Assets, Treasury, Tax-Exempt, U.S. Government, U.S. Government Select and Municipal Portfolios, respectively, and are included as part of “Receivable from affiliate for expense reimbursements” in the Statements of Assets and Liabilities.

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MONEY MARKET PORTFOLIOS

MAY 31, 2015 (UNAUDITED)

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

As compensation for the services rendered as the transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets for all share classes of the Portfolios.

As compensation for custody services, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses. Custodian credits, if any, are shown as “Less custodian credits” in the Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. CAPITAL SHARE TRANSACTIONS

Transactions in Shares for the six months ended May 31, 2015, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$64,158,592	$21	$(64,373,613)	$(215,000)
Treasury	60,970,633	7	(61,767,556)	(796,916)
Tax-Exempt	4,738,265	—	(4,815,454)	(77,189)
U.S. Government	37,037,582	1	(36,696,542)	341,041
U.S. Government Select	97,820,739	25	(95,351,583)	2,469,181
Municipal	11,871,866	1	(12,270,396)	(398,529)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Shares for the fiscal year ended November 30, 2014, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$121,635,898	$41	$(121,513,615)	$122,324
Treasury	96,018,331	28	(91,479,275)	4,539,084
Tax-Exempt	7,169,472	—	(7,233,040)	(63,568)
U.S. Government	74,228,554	3	(74,992,480)	(763,923)
U.S. Government Select	163,262,117	50	(161,467,350)	1,794,817
Municipal	23,728,942	6	(23,791,801)	(62,853)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Service Shares for the six months ended May 31, 2015, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$7,090	$ —	$(6,874)	$216
Tax-Exempt	6,392	—	(6,104)	288
U.S. Government	40,198	—	(52,900)	(12,702)
U.S. Government Select	194,767	—	(228,017)	(33,250)
Municipal	32,611	—	(42,122)	(9,511)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

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MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

Transactions in Service Shares for the fiscal year ended November 30, 2014, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Diversified Assets	$15,077	$ —	$(15,307)	$(230)
Tax-Exempt	8,044	—	(8,394)	(350)
U.S. Government	70,693	—	(67,511)	3,182
U.S. Government Select	518,983	—	(536,146)	(17,163)
Municipal	115,790	—	(121,805)	(6,015)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Williams Capital Shares for the six months ended May 31, 2015, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government Select	$20,000	$7	$ —	$20,007

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Williams Capital Shares for the period September 15, 2014 (commencement of operations) to November 30, 2014, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government Select	$140,976	$1	$ —	$140,977

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

6. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Portfolios may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolios. The maximum exposure to the Portfolios under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

7. OTHER MATTERS

On July 23, 2014, the SEC voted to amend the rules under the 1940 Act which currently govern the operations of the Portfolios. The new rules represent a substantial change for the industry, and they vary based on the type of fund and investor. For purposes of the amendments, money market funds are divided into three categories: 1) government funds, which will be required to invest at least 99.5% of total assets (previously 80%) in cash, U.S. government securities issued or guaranteed by the U.S. government or its agencies and instrumentalities and/or repurchase agreements “collateralized fully” by cash or U.S. government securities; 2) institutional prime funds, which invest primarily in credit instruments; and 3) municipal/tax-exempt funds, which invest in municipal and tax-exempt securities. In addition, the rules provide a distinction between retail and institutional money market funds. To be considered a retail fund, the fund must maintain policies and procedures reasonably designed to limit all beneficial owners of the fund to “natural persons.” The new requirements include:

•

Floating net asset value (“NAV”) — Only institutional prime and institutional municipal/ tax-exempt funds will be required to move to a floating NAV. Funds subject to this requirement will need to round daily NAVs to the fourth decimal point (e.g., $1.0000), rather than the current practice whereby NAVs are fixed at $1.00 per share.

•

Liquidity fees and redemption gates — Under the new rules, all money market funds (except for government money market funds, for which liquidity fees and gates are optional) may impose fees or temporarily suspend redemptions if the fund’s level of weekly liquid assets falls below a certain threshold:

•

If a fund’s weekly liquid assets fall below 30%, the board would be allowed to impose a liquidity fee of up to 2% on all redemptions and/or suspend investor redemptions for up to 10 business days during any 90-day period.

•	If a fund’s weekly liquid assets fall below 10%, the board is required to impose a 1% liquidity fee unless the board determines to impose a different fee or no fee.

•	In addition, all money market funds are subject to new diversification and enhanced stress-testing requirements, along with enhanced disclosure and reporting requirements.

In order to provide market participants adequate time to prepare for these changes, the compliance date for the amendments relating to government fund investment thresholds, floating NAV and liquidity fees and redemption gates is October 14, 2016,

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MONEY MARKET PORTFOLIOS

MAY 31, 2015 (UNAUDITED)

while shorter compliance periods apply to other money market fund reforms. At this time, management is evaluating the implications of these amendments and their impact on the Portfolios’ operations, financial statements and accompanying notes.

8. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolios through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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MONEY MARKET PORTFOLIOS

FUND EXPENSES

As a shareholder of the Portfolios, you incur ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2014 through May 31, 2015.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/14 - 5/31/15” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolios, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DIVERSIFIED ASSETS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2014	ENDING ACCOUNT VALUE 5/31/2015	*EXPENSES PAID 12/1/2014 - 5/31/2015
Actual	0.19%	$1,000.00	$1,000.10	$0.95
Hypothetical**	0.19%	$1,000.00	$1,023.98	$0.96
SERVICE SHARES
Actual	0.19%	$1,000.00	$1,000.10	$0.95
Hypothetical**	0.19%	$1,000.00	$1,023.98	$0.96

TREASURY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2014	ENDING ACCOUNT VALUE 5/31/2015	*EXPENSES PAID 12/1/2014 - 5/31/2015
Actual	0.07%	$1,000.00	$1,000.10	$0.35
Hypothetical**	0.07%	$1,000.00	$1,024.58	$0.35

TAX-EXEMPT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2014	ENDING ACCOUNT VALUE 5/31/2015	*EXPENSES PAID 12/1/2014 - 5/31/2015
Actual	0.07%	$1,000.00	$1,000.10	$0.35
Hypothetical**	0.07%	$1,000.00	$1,024.58	$0.35
SERVICE SHARES
Actual	0.07%	$1,000.00	$1,000.10	$0.35
Hypothetical**	0.07%	$1,000.00	$1,024.58	$0.35

U.S. GOVERNMENT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2014	ENDING ACCOUNT VALUE 5/31/2015	*EXPENSES PAID 12/1/2014 - 5/31/2015
Actual	0.11%	$1,000.00	$1,000.10	$0.55
Hypothetical**	0.11%	$1,000.00	$1,024.38	$0.56
SERVICE SHARES
Actual	0.11%	$1,000.00	$1,000.10	$0.55
Hypothetical**	0.11%	$1,000.00	$1,024.38	$0.56

U.S. GOVERNMENT SELECT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2014	ENDING ACCOUNT VALUE 5/31/2015	*EXPENSES PAID 12/1/2014 - 5/31/2015
Actual	0.10%	$1,000.00	$1,000.10	$0.50
Hypothetical**	0.10%	$1,000.00	$1,024.43	$0.50
SERVICE SHARES
Actual	0.10%	$1,000.00	$1,000.10	$0.50
Hypothetical**	0.10%	$1,000.00	$1,024.43	$0.50
WILLIAMS CAPITAL SHARES
Actual	0.10%	$1,000.00	$1,000.10	$0.50
Hypothetical**	0.10%	$1,000.00	$1,024.43	$0.50

MONEY MARKET PORTFOLIOS	66	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2015 (UNAUDITED)

MUNICIPAL MONEY MARKET

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2014	ENDING ACCOUNT VALUE 5/31/2015	*EXPENSES PAID 12/1/2014 - 5/31/2015
Actual	0.07%	$1,000.00	$1,000.10	$0.35
Hypothetical**	0.07%	$1,000.00	$1,024.58	$0.35
SERVICE SHARES
Actual	0.07%	$1,000.00	$1,000.10	$0.35
Hypothetical**	0.07%	$1,000.00	$1,024.58	$0.35

*	Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2015. Expenses are calculated by multiplying each annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	67	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

APPROVAL OF MANAGEMENT AGREEMENT

BOARD CONSIDERATIONS IN APPROVING THE MANAGEMENT AGREEMENT

The Board of Trustees of Northern Institutional Portfolios (“NIF Trustees”) oversees and reviews the investment performance and expenses of the Northern Institutional Portfolios, including the investment portfolios covered by this Report (the “Portfolios”), at regularly scheduled meetings held during the Portfolios’ fiscal year. In addition, the NIF Trustees determine annually whether to approve and continue the management agreement (the “NIF Management Agreement”) for the Portfolios with Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”).

The NIF Trustees, including a majority of the Trustees who are not parties to the NIF Management Agreement or “interested persons” (as defined by the 1940 Act) of any party thereto (the “NIF Independent Trustees”) voting separately, approved the continuance of the NIF Management Agreement on May 21, 2015 (“NIF Contract Meeting”).

The NIF Trustees received written materials and verbal presentations relating to the NIF Management Agreement in preparation for their consideration of the Agreement, including reports from the Board’s Governance Committee, which reviewed certain information pertinent to the NIF Management Agreement at its meetings. At the NIF Contract Meeting, the NIF Trustees considered the applicable reports and presentations and discussed the information that had been provided. In connection with their deliberations, the NIF Independent Trustees met separately with and were advised by their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the NIF Contract Meeting without employees of NTI present.

In evaluating the NIF Management Agreement at the NIF Contract Meeting, the NIF Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and past years, of NTI, its services and the Portfolios. The NIF Trustees received materials relating to NTI’s investment management services both in meetings specifically dedicated to the review of the NIF Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Portfolios in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about NTI’s and its affiliates’ risk management processes; (iv) fees charged to and expenses borne by the Portfolios; (v) NTI’s profitability and costs; (vi) the qualifications of NTI and its affiliates to provide services to the Portfolios; and (vii) policies adopted by NTI regarding brokerage, including soft dollars, trade allocations and other matters.

The NIF Trustees reviewed, among other things, information specifically relating to: (i) the terms of the NIF Management Agreement; (ii) the Portfolios’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual management fees and the Portfolios’ total expenses (after fee waivers and reimbursements) in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the management fees charged to the Portfolios compared to the management fees charged by NTI to NTI’s other comparable institutional accounts; (v) NTI’s staffing for the Portfolios and the experience of the portfolio managers and other personnel; (vi) NTI’s financial resources and its ability to attract and retain portfolio management talent; (vii) NTI’s investments in technology to benefit the Portfolios; (viii) the fees paid by the Portfolios to NTI and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by NTI and its affiliates from their relationships with the Portfolios. In evaluating the NIF Management Agreement for each of the Portfolios, the NIF Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

The NIF Trustees considered, as part of their review, the nature, quality and extent of the services provided by NTI. In this regard, they considered both the investment advisory services, and the administrative and other non-advisory services that are provided to the Portfolios by NTI and its affiliates. These services include acting as the Portfolios’ administrator, custodian and transfer agent. The Trustees considered the quality of NTI’s communications with and services to shareholders, as well as the expenditures made by NTI and its affiliates to improve the quality and scope of their services to the Portfolios. They noted NTI’s investments in technology during the period and those planned for the coming year. The NIF Trustees also considered the strength of NTI’s and its affiliates’ risk management processes, NTI’s compliance oversight program with respect to all of the Portfolios’ service providers and the continued active involvement of internal audit in reviewing operations related to the Portfolios. In addition, they noted NTI’s and its affiliates’ strong financial position, stability and willingness to continue to support the Portfolios. The NIF Trustees concluded that NTI was able to commit, and had committed, substantial financial and other resources to the operations of the Portfolios and was able to provide quality services to the Portfolios.

Performance

The NIF Trustees considered the investment performance of the Portfolios. They first considered whether the Portfolios had

MONEY MARKET PORTFOLIOS	68	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MONEY MARKET PORTFOLIOS

MAY 31, 2015 (UNAUDITED)

operated within their respective investment objectives, as well as their compliance with their investment restrictions. For Portfolios that had been in existence for the applicable periods, the Trustees received information on their investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Portfolios to the performance of other Securities and Exchange Commission (“SEC”) registered mutual funds and to rankings issued by Lipper. The NIF Trustees concluded based on the information received and, taking into account the low interest rate environment, that each Portfolio’s performance was satisfactory.

Fees, Profitability and Costs

The NIF Trustees also evaluated the Portfolios’ contractual management fee rates; the Portfolios’ total operating expense ratios; NTI’s contractual commitments to continue expense reimbursements for at least one year with respect to the Portfolios; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolios.

The NIF Trustees reviewed information on the management fee rates under the NIF Management Agreement and the Portfolios’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms. The comparisons of the Portfolios’ fee rates and total operating expense ratios were prepared by Lipper. The NIF Trustees noted that each of the Portfolios’ total operating expense ratios after reimbursement of expenses was slightly above its respective Lipper peer objective median, but they considered the Investment Adviser’s explanation for the differences in the Portfolios’ expenses versus their peers, which related to the interest rates applicable at different fund fiscal year ends.

The NIF Trustees also reviewed information comparing the Portfolios’ management fee rates to the fee rates charged by NTI to similarly managed, private institutional accounts. They noted that there were not applicable comparisons for the Municipal and Tax-Exempt Portfolios. For the other Portfolios where there were applicable comparisons, the NIF Trustees considered the difference in, and level of complexity of, services provided by NTI with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support and other differences. These comparisons assisted the NIF Trustees in evaluating the reasonableness of the management fees paid by the Portfolios.

In addition, the NIF Trustees considered the amount of assets in the Portfolios; the information provided by NTI relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Portfolio-by-Portfolio basis. The NIF Trustees reviewed NTI’s assumptions and methodology for allocating costs to each Portfolio, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees reviewed information with respect to NTI’s profitability compared to other publicly-traded advisers. They considered that comparisons of management agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The NIF Trustees concluded that NTI’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by NTI.

Economies of Scale

The NIF Trustees considered whether NTI had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the NIF Trustees considered NTI’s view that the Portfolios may be sharing in economies of scale through the level at which their management fees are set and through NTI’s contractual expense reimbursements that limit the expenses for the Portfolios to specific levels. The Trustees noted that the management fee of each Portfolio did not have breakpoints.

Other Benefits to NTI

The NIF Trustees also reviewed other benefits accruing to NTI and its affiliates as a result of their relationship with the Portfolios. Those benefits included fees received by the affiliates for transfer agency and custodial functions. The Trustees also considered that many of the Portfolios’ shareholders had other client relationships with The Northern Trust Company, an affiliate of NTI. In addition, the Trustees considered that the scale of the Portfolios provided opportunities to Northern to obtain securities trading advantages for its other advisory clients.

After deliberation, the NIF Trustees concluded at the NIF Contract Meeting with respect to the Portfolios that the management fees to be paid by the Portfolios were reasonable in light of the services provided by NTI, its costs and the Portfolios’ asset levels, and that the NIF Management Agreement should be approved.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	69	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

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MONEY MARKET PORTFOLIOS	70	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

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NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	71	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and each Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northernfunds.com/institutional or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

MONEY MARKET PORTFOLIOS	72	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

7	SCHEDULE OF INVESTMENTS

7	PRIME OBLIGATIONS PORTFOLIO Ticker Symbols:
Shares: NPAXX
Service: NPCXX
GFS Shares: NPOXX

12	ABBREVIATIONS AND OTHER INFORMATION

13	NOTES TO THE FINANCIAL STATEMENTS

18	FUND EXPENSES

19	APPROVAL OF MANAGEMENT AGREEMENT

24	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Institutional Funds Prime Obligations Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Prime Obligations Portfolio prospectus, which contains more complete information about Northern Institutional Funds Prime Obligations Portfolio’s investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Performance calculations reflect fee waivers and reimbursements in effect. In the absence of fee waivers and reimbursements, performance would be reduced. Performance is based on net change in net asset value assuming reinvestment of all dividends and distributions.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Institutional Funds in the future. These statements are based on Northern Institutional Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Institutional Funds’ management strategies from those currently expected to be employed.

Investments in the Portfolio are not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101,

not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	MAY 31, 2015 (UNAUDITED)

Amounts in thousands, except per share data	PRIME OBLIGATIONS PORTFOLIO
ASSETS:
Investments, at amortized cost which approximates fair value	$2,839,769
Repurchase agreements, at cost which approximates fair value	511,274
Cash	9,484
Interest income receivable	2,066
Receivable for fund shares sold	25
Receivable from affiliate for expense reimbursements	44
Prepaid and other assets	10
Total Assets	3,362,672
LIABILITIES:
Payable for securities purchased	188,651
Payable for fund shares redeemed	726
Distributions payable to shareholders	106
Payable to affiliates:
Management fees	324
Custody fees	43
Transfer agent fees	37
Trustee fees	20
Accrued other liabilities	64
Total Liabilities	189,971
Net Assets	$3,172,701
ANALYSIS OF NET ASSETS:
Capital stock	$3,172,626
Accumulated undistributed net investment loss	(13)
Accumulated undistributed net realized gain	88
Net Assets	$3,172,701
Net Assets:
Shares	$2,807,953
Service Shares	31,966
GFS Shares	332,782
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	2,807,905
Service Shares	31,943
GFS Shares	332,777
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00
Service Shares	1.00
GFS Shares	1.00

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF OPERATIONS	SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED)

Amounts in thousands	PRIME OBLIGATIONS PORTFOLIO
INVESTMENT INCOME:
Interest income	$2,969
Total Investment Income	2,969
EXPENSES:
Management fees	1,978
Custody fees	190
Transfer agent fees	228
Registration fees	40
Printing fees	17
Professional fees	34
Trustee fees	23
Other	45
Total Expenses	2,555
Less expenses contractually reimbursed by investment adviser	(267)
Less custodian credits	(2)
Net Expenses	2,286
Net Investment Income	683
NET REALIZED GAINS:
Net realized gains on:
Investments	88
Net Gains	88
Net Increase in Net Assets Resulting from Operations	$771

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED)

OR THE FISCAL YEAR ENDED NOVEMBER 30, 2014

	PRIME OBLIGATIONS PORTFOLIO
Amounts in thousands	2015	2014
OPERATIONS:
Net investment income	$683	$494
Net realized gains on:
Investments	88	107
Net Increase in Net Assets Resulting from Operations	771	601
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from Shares transactions	(841,769)	213,289
Net decrease in net assets resulting from Service Shares transactions	(4,625)	(268)
Net increase in net assets resulting from GFS Shares transactions	51,361	29,418
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(795,033)	242,439
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
From net investment income	(734)	(483)
Total Distributions to Shares Shareholders	(734)	(483)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
From net investment income	(10)	(5)
Total Distributions to Service Shares Shareholders	(10)	(5)
DISTRIBUTIONS TO GFS SHARES SHAREHOLDERS:
From net investment income	(65)	(41)
Total Distributions to GFS Shares Shareholders	(65)	(41)
Total Increase (Decrease) in Net Assets	(795,071)	242,511
NET ASSETS:
Beginning of period	3,967,772	3,725,261
End of period	$3,172,701	$3,967,772
Accumulated Undistributed Net Investment Income (Loss)	$(13)	$113

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

FINANCIAL HIGHLIGHTS	SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED)

OR FISCAL YEARS ENDED NOVEMBER 30,

PRIME OBLIGATIONS PORTFOLIO	SHARES
Selected per share data	2015(1)	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.03%	0.02%	0.06%	0.08%	0.09%	0.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,807,953	$3,649,756	$3,436,400	$3,690,819	$3,350,343	$4,720,135
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses, before reimbursements and credits	0.17%	0.24%	0.27%	0.28%	0.27%	0.27%
Net investment income, net of reimbursements and credits	0.05%	0.02%	0.06%	0.07%	0.08%	0.15%
Net investment income (loss), before reimbursements and credits	0.03%	(0.07)%	(0.06)%	(0.06)%	(0.04)%	0.03%

	SERVICE
Selected per share data	2015(1)	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.03%	0.01%	0.05%	0.07%	0.02%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$31,966	$36,591	$36,860	$53,383	$52,432	$61,463
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.15%	0.16%	0.16%	0.15%	0.22%	0.28%
Expenses, before reimbursements and credits	0.17%	0.25%	0.28%	0.31%	0.53%	0.53%
Net investment income, net of reimbursements and credits	0.05%	0.01%	0.05%	0.07%	0.01%	0.02%
Net investment income (loss), before reimbursements and credits	0.03%	(0.08)%	(0.07)%	(0.09)%	(0.30)%	(0.23)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

FINANCIAL HIGHLIGHTS continued	SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED)

OR FISCAL YEARS OR PERIOD ENDED NOVEMBER 30,

PRIME OBLIGATIONS PORTFOLIO	GFS
Selected per share data	2015(1)	2014(1)	2013(1)	2012(1)	2011(1)(2)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–
Net realized gains (losses)	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(3)	0.03%	0.02%	0.06%	0.08%	0.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$332,782	$281,425	$252,001	$138,647	$78,329
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses, before reimbursements and credits	0.17%	0.24%	0.27%	0.28%	0.27%
Net investment income, net of reimbursements and credits	0.05%	0.02%	0.06%	0.07%	0.04%
Net investment income (loss), before reimbursements and credits	0.03%	(0.07)%	(0.06)%	(0.06)%	(0.08)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	For the period May 10, 2011 (commencement of operations) through November 30, 2011.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO	MAY 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ABS COMMERCIAL PAPER – 6.1%

ABS Other – 6.1%

Chariot Funding LLC, 0.10%, 6/1/15	$43,576	$43,576

Collateralized Commercial Paper II Co., 0.31%, 7/1/15 (1)(2)	18,000	18,000
0.32%, 8/10/15 (1)	7,500	7,500

Jupiter Securitization Co. LLC, 0.10%, 6/1/15	5,331	5,331

Kells Funding LLC, 0.23%, 6/12/15 (2)	16,000	15,999
0.20%, 7/17/15 (2)	9,000	8,998
0.28%, 8/3/15 (1)(2)	20,000	19,999
0.31%, 10/19/15 (2)	10,000	9,988

Victory Receivables Corp., 0.17%, 6/1/15	7,000	7,000
0.17%, 6/9/15 (2)	15,000	14,999
0.17%, 6/11/15	10,000	10,000
0.18%, 6/23/15 (2)	7,000	6,999
0.18%, 6/25/15 (2)	25,000	24,997
		193,386
Total ABS Commercial Paper
(Cost $193,386)		193,386

ASSET-BACKED SECURITIES – 0.2%

Car Loan – 0.2%

Honda Auto Receivables Owner Trust, Series 2015-1, Class A1, 0.24%, 10/17/15	6,257	6,257
Total Asset-Backed Securities
(Cost $6,257)		6,257

CERTIFICATES OF DEPOSIT – 21.2%

Banking – 21.2%

ANZ Banking Group Ltd., London, 0.23%, 9/4/15	13,000	13,000

Bank of America N.A., 0.38%, 7/6/15, FRCD (1)	10,000	10,000
0.25%, 8/13/15	15,000	15,000

Bank of Montreal, Chicago Branch, 0.18%, 6/5/15	20,000	20,000
0.30%, 6/8/15, FRCD (1)	17,000	17,000
0.27%, 6/10/15, FRCD (1)	15,000	15,000
0.19%, 6/16/15	15,000	15,000
0.32%, 7/16/15, FRCD (1)	5,000	5,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 21.2% – continued

Banking – 21.2% – continued

Bank of Nova Scotia, Houston Branch, 0.41%, 7/2/15, FRCD (1)	$6,000	$6,002

Bank of Nova Scotia, Houston, 0.32%, 6/1/15, FRCD (1)	20,000	20,000
0.32%, 6/11/15, FRCD (1)	6,000	6,000
0.32%, 7/1/15, FRCD (1)	14,000	14,000
0.30%, 9/10/15	10,000	10,000

Bank of Tokyo-Mitsubishi UFJ Ltd., 0.29%, 6/22/15, FRCD (1)	10,000	10,000

BMO Harris Bank N.A., 0.32%, 6/26/15, FRCD (1)	10,000	10,000

BNP Paribas S.A., New York Branch, 0.23%, 6/19/15	15,000	15,000
0.24%, 8/4/15	15,000	15,000

DNB Nor Bank ASA, New York Branch, 0.19%, 6/23/15	20,000	20,000

HSBC Bank PLC, London Branch, 0.31%, 6/17/15	11,000	11,000
0.32%, 6/26/15	15,000	15,001

HSBC Bank USA N.A., 0.30%, 7/27/15, FRCD (1)	15,000	15,000

JPMorgan Chase Bank N.A., 0.25%, 6/2/15	29,000	29,000
0.33%, 7/23/15, FRCD (1)	15,000	15,000

Mitsubishi UFJ Trust & Banking Corp., 0.25%, 6/26/15	15,000	15,000
0.25%, 7/6/15	15,000	15,000
0.28%, 7/9/15	10,000	10,000

National Australia Bank Ltd., London, 0.27%, 9/2/15	15,000	15,000

Oversea-Chinese Banking Corp., 0.20%, 7/20/15	6,000	6,000

Rabobank Nederland, London Branch, 0.28%, 6/12/15, FRCD (1)	10,000	10,000
0.24%, 7/9/15	20,000	20,000
0.20%, 7/15/15	15,000	15,000

Royal Bank of Canada, New York, 0.25%, 6/10/15, FRCD	4,000	4,000
0.30%, 6/18/15, FRCD (1)	8,000	8,000
0.27%, 7/6/15	25,000	25,000
0.31%, 8/4/15, FRCD (1)	5,000	5,000

State Street Bank & Trust Co., 0.27%, 6/22/15, FRCD	5,000	5,000
0.32%, 7/6/15, FRCD (1)	15,000	15,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 21.2% – continued

Banking – 21.2% – continued

Sumitomo Mitsui Banking Corp., New York, 0.25%, 8/11/15	$12,000	$12,000
0.26%, 8/19/15	10,000	10,000

Svenska Handelsbanken AB, New York, 0.19%, 6/22/15	15,000	15,000
0.21%, 7/20/15	25,000	25,000

Svenska Handelsbanken, New York, 0.21%, 8/4/15	15,000	15,000

Swedbank AB, New York Branch, 0.24%, 6/23/15, FRCD (1)	15,000	15,000

Toronto Dominion Bank, New York, 0.18%, 6/8/15	22,000	22,000
0.25%, 6/16/15, FRCD	6,000	6,000
0.25%, 7/16/15	10,000	10,000
0.26%, 7/17/15	20,000	20,000
0.32%, 8/12/15, FRCD (1)	8,000	8,000
0.30%, 9/15/15	10,000	10,000
0.53%, 2/24/16	7,000	7,000

Wells Fargo Bank N.A., 0.26%, 6/8/15, FRCD (1)	10,000	10,000
		674,003
Total Certificates of Deposit
(Cost $674,003)		674,003

COMMERCIAL PAPER – 20.4%

Banking – 5.6%

Australia and New Zealand Banking Group, 0.30%, 8/20/15 (1)(2)	27,000	27,000

Commonwealth Bank of Australia, 0.19%, 9/1/15 (2)	25,000	24,987

DNB Bank ASA, 0.20%, 6/15/15 (2)	20,000	19,999

Nordea Bank AB, 0.28%, 8/26/15 (2)	14,000	13,991

Oversea-Chinese Banking Corp., 0.28%, 6/16/15	12,000	11,999
0.19%, 7/8/15	14,000	13,997

PNC Bank N.A., 0.41%, 9/10/15	21,000	20,977

Sumitomo Mitsui Banking Corp., 0.24%, 6/1/15 (2)	15,000	15,000

Swedbank AB, 0.20%, 7/14/15	11,000	10,997

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 20.4% – continued

Banking – 5.6% – continued

United Overseas Bank Ltd., 0.26%, 9/3/15 (2)	$20,000	$19,986
		178,933

Diversified Manufacturing – 4.6%

General Electric Co., 0.08%, 6/2/15	47,000	47,000
0.08%, 6/3/15	55,000	55,000
0.07%, 6/5/15	45,000	44,999
		146,999

Finance Companies – 0.2%

General Electric Capital Corp., 0.25%, 8/7/15	6,000	5,997

Food and Beverage – 1.1%

Coca-Cola (The) Co., 0.29%, 9/18/15	34,000	33,970

Foreign Agencies – 0.9%

Korea Development Bank, 0.30%, 9/2/15	4,000	3,997
0.30%, 9/29/15	2,000	1,998

Nederlandse Waterschapsbank N.V., 0.22%, 7/27/15	10,000	9,997
0.24%, 8/28/15 (2)(3)	13,000	12,992
		28,984

Foreign Local Government – 1.6%

NRW.BANK, 0.17%, 7/6/15 (2)	20,000	19,997
0.20%, 7/21/15 (2)	10,000	9,997
0.20%, 8/14/15	20,000	19,992
		49,986

Life Insurance – 0.8%

Prudential Funding LLC, 0.11%, 6/3/15	25,000	25,000

Technology – 5.6%

Automatic Data Processing, Inc., 0.02%, 6/2/15 (2)	147,000	147,000

International Business Machines Corp., 0.12%, 6/29/15 (2)	30,000	29,997
		176,997
Total Commercial Paper
(Cost $646,866)		646,866

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE NOTES/BONDS – 5.5%

Automotive – 1.1%

American Honda Finance Corp., 0.27%, 7/7/15, FRN (1)	$34,000	$34,000

Banking – 2.2%

Bank of Nova Scotia (The), 1.65%, 10/29/15, FRN (2)	15,821	15,901

Canadian Imperial Bank of Commerce, 2.35%, 12/11/15	3,000	3,028

Commonwealth Bank of Australia, 0.87%, 7/8/15, FRN (1)(2)	10,000	10,020

JPMorgan Chase Bank N.A., New York Branch, 0.53%, 7/30/15, FRN	4,000	4,001

National Bank of Canada, 1.50%, 6/26/15	13,000	13,011

PNC Bank N.A., 0.80%, 1/28/16	3,000	3,005

Toronto Dominion Bank, New York, 0.48%, 8/6/15, FRN (1)	8,950	8,957

Westpac Banking Corp., 3.00%, 12/9/15	13,250	13,423
		71,346

Finance Companies – 0.2%

General Electric Capital Corp., 0.51%, 7/14/15, FRN (1)	6,150	6,157

Foreign Agencies – 0.7%

Export Development Canada, 0.19%, 6/1/15, FRN (1)(2)	12,000	12,000
0.14%, 6/22/15, FRN (1)	11,000	10,996
		22,996

Integrated Energy – 0.1%

Shell International Finance B.V., 0.35%, 8/10/15, FRN (1)	3,000	3,001

Retailers – 0.9%

Wal-Mart Stores, 5.32%, 6/1/15, FRN	20,000	20,000
5.48%, 6/1/15, FRN (1)	8,000	8,390
		28,390

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE NOTES/BONDS – 5.5% – continued

Supranational – 0.3%

International Bank for Reconstruction & Development, 0.15%, 6/1/15, FRN (1)	$8,000	$7,999
Total Corporate Notes/Bonds
(Cost $173,889)		173,889

EURODOLLAR TIME DEPOSITS – 20.5%

Banking – 20.5%

Australia and New Zealand Banking, 0.06%, 6/1/15	30,000	30,000

Bank of New York, Mellon Cayman., 0.06%, 6/1/15	155,000	155,000

Credit Agricole S.A., London, 0.10%, 6/1/15	78,000	78,000

HSBC Holdings PLC, Paris Branch, 0.15%, 6/1/15	100,000	100,000

Nordea Bank, Grand Cayman, 0.06%, 6/1/15	80,415	80,415

Skandinaviska Enskilda Banken AB, 0.10%, 6/1/15	104,000	104,000

Swedbank AB, 0.06%, 6/1/15	103,000	103,000
		650,415
Total Eurodollar Time Deposits
(Cost $650,415)		650,415

MEDIUM TERM NOTES – 0.4%

Banking – 0.4%

Royal Bank of Canada, 2.63%, 12/15/15	12,000	12,140
Total Medium Term Notes
(Cost $12,140)		12,140

U.S. GOVERNMENT AGENCIES – 10.0% (4)

Federal Farm Credit Bank – 2.9%

FFCB Discount Notes, 0.20%, 7/23/15	5,000	4,999
0.18%, 11/24/15	5,000	4,996

FFCB FRN, 0.21%, 6/1/15 (1)	5,000	5,000
0.15%, 6/6/15 (1)	10,000	9,999
0.19%, 6/19/15 (1)	19,475	19,477

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 10.0% (4) – continued

Federal Farm Credit Bank – 2.9% – continued
0.14%, 6/20/15 (1)	$9,000	$8,999
0.18%, 6/22/15 (1)	3,000	2,999
0.14%, 6/28/15 (1)	15,000	14,999
0.19%, 6/30/15 (1)	20,000	20,005
		91,473

Federal Home Loan Bank – 5.8%

FHLB Bonds, 0.20%, 10/16/15	7,000	6,999
0.23%, 2/24/16	5,000	4,999
0.34%, 3/9/16	10,000	9,998

FHLB Discount Notes, 0.10%, 6/1/15	15,000	15,000
0.07%, 6/12/15	26,000	25,999
0.11%, 6/19/15	20,000	19,999
0.10%, 7/15/15	20,000	19,998
0.28%, 4/29/16	5,000	4,987

FHLB FRN, 0.13%, 6/7/15 (1)	20,000	20,000
0.17%, 6/11/15 (1)	20,000	19,999
0.13%, 6/20/15 (1)	37,000	36,998
		184,976

Federal National Mortgage Association – 1.3%

FNMA FRN, 0.15%, 6/5/15 (1)	15,000	15,000
0.18%, 6/21/15 (1)	17,000	17,002
0.20%, 6/26/15 (1)	10,000	9,998
		42,000
Total U.S. Government Agencies
(Cost $318,449)		318,449

U.S. GOVERNMENT OBLIGATIONS – 3.5%

U.S. Treasury Floating Rate Notes – 3.5%
0.07%, 6/1/15 (1)	39,000	39,000
0.08%, 6/1/15 (1)	29,587	29,588
0.09%, 6/1/15 (1)	8,075	8,075
0.10%, 6/1/15 (1)	33,000	33,001
		109,664
Total U.S. Government Obligations
(Cost $109,664)		109,664

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 1 .7%

Oregon – 1.7%

Port of Portland Special Obligation Revenue VRDB, Portland Bulk Terminal, (Canadian Imperial Bank of Commerce LOC), 0.10%, 6/8/15	$54,700	$54,700
Total Municipal Investments
(Cost $54,700)		54,700

Investments, at Amortized Cost
($2,839,769)		2,839,769

REPURCHASE AGREEMENTS – 16.1%

Joint Repurchase Agreements – 1.0% (5)

Bank of America Securities LLC, dated 5/29/15, repurchase price $11,092 0.06%, 6/5/15	11,091	11,091

Morgan Stanley & Co., Inc., dated 5/29/15, repurchase price $11,092 0.08%, 6/5/15	11,091	11,091

Societe Generale, New York Branch, dated 5/29/15, repurchase price $11,092 0.13%, 6/5/15	11,092	11,092
		33,274

Repurchase Agreements – 15.1% (6)

Bank of America N.A., dated 5/29/15,repurchase price $300,003 0.10%, 6/1/15	300,000	300,000

Citigroup Global Markets, Inc., dated 5/29/15, repurchase price $100,001 0.11%, 6/1/15	100,000	100,000

JPMorgan Clearing Corp., dated 4/27/15,repurchase price $15,016 0.42%, 7/27/15	15,000	15,000

JPMorgan Securities LLC, dated 5/29/15,repurchase price $63,028 0.46%, 8/28/15	63,000	63,000
		478,000
Total Repurchase Agreements
(Cost $511,274)		511,274

Total Investments – 105.6%
(Cost $3,351,043) (7)		3,351,043

Liabilities less Other Assets – (5.6)%		(178,342)
NET ASSETS – 100.0%		$3,172,701

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

MAY 31, 2015 (UNAUDITED)

(1)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Institutional Funds.
(3)	Restricted security has been deemed illiquid. At May 31, 2015, the value of this restricted illiquid security amounted to approximately $12,992,000 or 0.4% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
Nederlandse Waterschapsbank N.V., 0.24%, 8/28/15	4/29/15	$12,992

(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$5,571	0.75% – 3.63%	1/15/25 – 2/15/44
U.S. Treasury Notes	$28,347	0.13% – 2.38%	1/15/16 – 7/15/23
Total	$33,918

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
Common Stock	$16,206	Not Applicable	Not Applicable
Corporate Bonds	$67,415	0.47% – 8.00%	6/15/15 – 12/1/54
FNMA	$309,000	3.50%	7/1/42
U.S. Treasury Notes	$102,000	0.13%	4/15/18 – 7/15/24
Total	$494,621

(7)	The cost for federal income tax purposes was $3,351,043.

Percentages shown are based on Net Assets.

At May 31, 2015, the maturity analysis for the Portfolio was:

MATURITY ANALYSIS	% OF TOTAL INVESTMENTS
Overnight (One Business Day)	43.1%
2 - 15 Days	19.0
16 - 30 Days	10.8
31 - 60 Days	13.5
61 - 97 Days	7.9
98 - 180 Days	4.0
181 - 270 Days	0.9
271 - 366 Days	0.8

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2015:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Prime Obligations Portfolio (1)	$–	$3,351,043	$–	$3,351,043

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2014.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

ABBREVIATIONS AND OTHER INFORMATION	MAY 31, 2015 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

ABS	Asset-Backed Securities	FRCD	Floating Rate Certificates of Deposit
FFCB	Federal Farm Credit Bank	FRN	Floating Rate Notes
FHLB	Federal Home Loan Bank	LOC	Letter of Credit
FHLMC	Federal Home Loan Mortgage Corporation	VRDB	Variable Rate Demand Bonds
FNMA	Federal National Mortgage Association

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

PRIME OBLIGATIONS PORTFOLIO	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2015 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 8 portfolios as of May 31, 2015, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser and administrator for the Prime Obligations Portfolio (the “Portfolio”). Northern Trust serves as the sub-administrator, custodian and transfer agent for the Trust. Northern Funds Distributors, LLC is the Trust’s distributor.

The Portfolio is authorized to offer five classes of shares: Shares, Service Shares, Premier Shares, GFS Shares and Williams Capital Shares. Each class is distinguished by the level of administrative and liaison services provided. At May 31, 2015, Shares, Service Shares and GFS Shares were outstanding. Premier Shares and Williams Capital Shares are not currently offered to shareholders.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standard Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services - Investment Companies.”

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or “U.S. GAAP.” The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES The investments held by the Portfolio are valued at amortized cost, which NTI, as authorized by the Board of Trustees of the Trust (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity.

If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and Fund Administration and NTI’s Compliance and Risk Management groups. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of the security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transaction or offers with respect to the security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect the security’s valuation to determine the continued appropriateness of the security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of the fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

B) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement by which it purchases securities for cash from a seller and agrees to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and a liquidity feature which allows the Portfolio to resell the security quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), the Portfolio and other portfolios of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio has entered into such joint repurchase agreements at May 31, 2015, as reflected in the accompanying Schedule of Investments.

The Portfolio may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Portfolio to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. In addition, the netting agreements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Portfolio manages its cash collateral and securities collateral on a counterparty basis. As of May 31, 2015, the Portfolio has not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to netting agreements.

The following table presents the repurchase agreements, which are subject to netting agreements, as well as the collateral delivered related to those repurchase agreements.

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT
Prime Obligations	Bank of America	$311,091	$(311,091)	$—
	Citigroup	100,000	(100,000)	—
	JPMorgan	78,000	(78,000)	—
	Morgan Stanley & Co.	11,091	(11,091)	—
	Societe Generale	11,092	(11,092)	—
	Total	$511,274	$(511,274)	$—

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method.

D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to the Portfolio are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from the Portfolio’s net investment income are declared daily and paid monthly. Distributions of net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by the Portfolio to Northern Trust in cash or automatically reinvested in additional shares of the Portfolio. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder’s account with Northern Trust, its affiliates or its correspondents. The Portfolio may periodically make reclassifications among certain of its capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, expired capital loss carryforwards, non-deductible taxes paid, distribution reclassifications, and gain or loss on in-kind transactions. These reclassifications have no impact on the net assets or the net asset value per share of the Portfolio.

At November 30, 2014, the Portfolio reclassified approximately $107,000 from accumulated undistributed net realized gains to undistributed net investment income.

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital

PRIME OBLIGATIONS PORTFOLIO	14	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

MAY 31, 2015 (UNAUDITED)

loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, capital losses incurred by the Portfolio in taxable years beginning with the taxable year ended November 30, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Portfolio in taxable years beginning before the taxable year ended November 30, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended November 30, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Portfolio’s ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

There were no unused capital loss carryforwards in the Portfolio as of November 30, 2014.

At November 30, 2014, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

Amount in thousands	UNDISTRIBUTED ORDINARY INCOME*
Prime Obligations	$182

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended November 30, 2014 and 2013 was as follows:

	DISTRIBUTED FROM ORDINARY INCOME*
Amounts in thousands	2014	2013
Prime Obligations	$518	$2,890

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns filed for the fiscal years ended November 30, 2011 through November 30, 2013 remain subject to examination by the Internal Revenue Service. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolio will be recorded as Interest expense on the Statement of Operations.

3. BANK BORROWINGS

The Trust and the Northern Funds jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 20, 2014, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.08 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations. The Credit Facility will expire on

November 23, 2015, unless renewed.

During the six months ended May 31, 2015, the Portfolio did not have any borrowings. The Portfolio did not incur any interest expense for the six months ended May 31, 2015.

4. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of 0.13 percent of the Portfolio’s average daily net assets.

NTI has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than acquired fund fees and expenses, the Portfolio’s proportionate share of the increase in compensation paid to each independent Trustee, expenses related to third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, extraordinary expenses and interest) as shown on the accompanying Statement of Operations, to adhere to the expense limitation of 0.15 percent of the Portfolio’s average daily net assets. The contractual expense reimbursement described above is expected to continue until at least April 1, 2016. The contractual expense reimbursement will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

The expenses reimbursed during the six months ended May 31, 2015, under the contractual expense reimbursement arrangement previously described are shown as “Less expenses

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PRIME OBLIGATIONS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

contractually reimbursed by investment adviser” in the Statement of Operations. The contractual expense reimbursement receivable at May 31, 2015 is shown as “Receivable from affiliate for expense reimbursements” in the Statement of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolio by NTI.

In addition, in order to avoid a negative yield, NTI may reimburse additional expenses of the Portfolio, as necessary. Any such expense reimbursement would be voluntary and could be implemented, increased or decreased or discontinued at any time. Any such reimbursement is paid monthly to the Portfolio by NTI. There is no guarantee the Portfolio will be able to avoid a negative yield. During the six months ended May 31, 2015, NTI did not voluntarily reimburse expenses for the Portfolio.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets for all share classes of the Portfolio.

As compensation for custody services, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. Custodian credits, if any, are shown as “Less custodian credits” in the Statement of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolio, received no compensation from the Portfolio under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended May 31, 2015, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Shares	$8,032,862	$42	$(8,874,673)	$(841,769)
Service Shares	74,703	—	(79,328)	(4,625)
GFS Shares	1,538,255	—	(1,486,894)	51,361

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended November 30, 2014, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Shares	$14,212,883	$48	$(13,999,642)	$213,289
Service Shares	104,092	—	(104,360)	(268)
GFS Shares	2,233,453	—	(2,204,035)	29,418

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

6. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Portfolio may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolio. The maximum exposure to the Portfolio under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

7. OTHER MATTERS

On July 23, 2014, the SEC voted to amend the rules under the 1940 Act which currently govern the operations of the Portfolio.

PRIME OBLIGATIONS PORTFOLIO	16	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

MAY 31, 2015 (UNAUDITED)

The new rules represent a substantial change for the industry, and they vary based on the type of fund and investor. For purposes of the amendments, money market funds are divided into three categories: 1) government funds, which will be required to invest at least 99.5% of total assets (previously 80%) in cash, U.S. government securities issued or guaranteed by the U.S. government or its agencies and instrumentalities and/or repurchase agreements “collateralized fully” by cash or U.S. government securities; 2) institutional prime funds, which invest primarily in credit instruments; and 3) municipal/tax-exempt funds, which invest in municipal and tax-exempt securities. In addition, the rules provide a distinction between retail and institutional money market funds. To be considered a retail fund, the fund must maintain policies and procedures reasonably designed to limit all beneficial owners of the fund to “natural persons.” The new requirements include:

•

Floating net asset value (“NAV”) — Only institutional prime and institutional municipal/ tax-exempt funds will be required to move to a floating NAV. Funds subject to this requirement will need to round daily NAVs to the fourth decimal point (e.g., $1.0000), rather than the current practice whereby NAVs are fixed at $1.00 per share.

•

Liquidity fees and redemption gates — Under the new rules, all money market funds (except for government money market funds, for which liquidity fees and gates are optional) may impose fees or temporarily suspend redemptions if the fund’s level of weekly liquid assets falls below a certain threshold:

•

If a fund’s weekly liquid assets fall below 30%, the board would be allowed to impose a liquidity fee of up to 2% on all redemptions and/or suspend investor redemptions for up to 10 business days during any 90-day period.

•	If a fund’s weekly liquid assets fall below 10%, the board is required to impose a 1% liquidity fee unless the board determines to impose a different fee or no fee.

•	In addition, all money market funds are subject to new diversification and enhanced stress-testing requirements, along with enhanced disclosure and reporting requirements.

In order to provide market participants adequate time to prepare for these changes, the compliance date for the amendments relating to government fund investment thresholds, floating NAV and liquidity fees and redemption gates is October 14, 2016, while shorter compliance periods apply to other money market fund reforms. At this time, management is evaluating the implications of these amendments and their impact on the Portfolio’s operations, financial statements and accompanying notes.

8. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolio through the date the financial statements were issued, and has concluded there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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PRIME OBLIGATIONS PORTFOLIO

FUND EXPENSES	MAY 31, 2015 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2014 through May 31, 2015.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/14 - 5/31/15” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

PRIME OBLIGATIONS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/14	ENDING ACCOUNT VALUE 5/31/15	*EXPENSES PAID 12/1/14 - 5/31/15
Actual	0.15%	$1,000.00	$1,000.30	$0.75
Hypothetical**	0.15%	$1,000.00	$1,024.18	$0.76
SERVICE SHARES
Actual	0.15%	$1,000.00	$1,000.30	$0.75
Hypothetical**	0.15%	$1,000.00	$1,024.18	$0.76
GFS SHARES
Actual	0.15%	$1,000.00	$1,000.30	$0.75
Hypothetical**	0.15%	$1,000.00	$1,024.18	$0.76

*	Expenses are calculated using the Portfolio’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2015. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolio’s actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

PRIME OBLIGATIONS PORTFOLIO	18	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

PRIME OBLIGATIONS PORTFOLIO

APPROVAL OF MANAGEMENT AGREEMENT	MAY 31, 2015 (UNAUDITED)

BOARD CONSIDERATIONS IN APPROVING THE MANAGEMENT AGREEMENT AND CURRENT INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of Northern Institutional Portfolios (“NIF Trustees”) oversees and reviews the investment performance and expenses of the Northern Institutional Portfolios at regularly scheduled meetings held during the Prime Obligations Portfolio’s (the “Portfolio”) fiscal year.

The NIF Trustees, including a majority of the Trustees who are not parties to the Management Agreement (“NIF Management Agreement”) or “interested persons” (as defined by the 1940 Act) of any party thereto (the “NIF Independent Trustees”) voting separately, approved the continuance of the NIF Management Agreement on May 21, 2015 (“NIF Contract Meeting”).

The NIF Trustees received written materials and verbal presentations relating to the NIF Management Agreement in preparation for their consideration of the Agreement, including reports from the Board’s Governance Committee, which reviewed certain information pertinent to the NIF Management Agreement at its meetings. At the NIF Contract Meeting, the NIF Board considered the applicable reports and presentations and discussed the information that had been provided. In connection with their deliberations, the NIF Independent Trustees met separately with and were advised by their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the NIF Contract Meeting without employees of NTI present.

In evaluating the NIF Management Agreement at the NIF Contract Meeting, the NIF Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and past years, of NTI, its services and the Northern Institutional Portfolios. The NIF Trustees received materials relating to NTI’s investment management services both in meetings specifically dedicated to the review of the NIF Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Portfolio in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about NTI’s and its affiliates’ risk management processes; (iv) fees charged to and expenses borne by the Portfolio; (v) NTI’s profitability and costs; (vi) the qualifications of NTI and its affiliates to provide services to the Portfolio; and (vii) policies adopted by NTI regarding brokerage, including soft dollars, trade allocations and other matters.

The NIF Trustees reviewed, among other things, information specifically relating to: (i) the terms of the NIF Management Agreement; (ii) the Portfolio’s investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual management fees and the Portfolio’s total expenses (after fee waivers and reimbursements) in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the management fees charged to the Portfolios compared to the management fees charged by NTI to NTI’s other comparable institutional accounts; (v) NTI’s staffing for the Portfolio and the experience of the portfolio managers and other personnel; (vi) NTI’s financial resources and its ability to attract and retain portfolio management talent; (vii) NTI’s investments in technology to benefit the Portfolio; (viii) the fees paid by the Portfolio to NTI and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by NTI and its affiliates from their relationships with the Portfolio. In evaluating the NIF Management Agreement for the Portfolio, the NIF Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

The NIF Trustees considered, as part of their review, the nature, quality and extent of the services provided by NTI. In this regard, they considered both the investment advisory services, and the administrative and other non-advisory services that are provided to the Portfolio by NTI and its affiliates. These services include acting as the Portfolio’s administrator, custodian and transfer agent. The Trustees considered the quality of NTI’s communications with and services to shareholders, as well as the expenditures made by NTI and its affiliates to improve the quality and scope of their services to the Portfolio. They noted NTI’s investments in technology during the period and those planned for the coming year. The NIF Trustees also considered the strength of NTI’s and its affiliates’ risk management processes, NTI’s compliance oversight program with respect to all of the Portfolio’s service providers and the continued active involvement of internal audit in reviewing operations related to the Portfolio. In addition, they noted NTI’s and its affiliates’ strong financial position, stability and willingness to support the Portfolio. The NIF Trustees concluded that NTI was able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to provide quality services to the Portfolio.

Performance

The NIF Trustees considered the investment performance of the Portfolio. They first considered whether the Portfolio had operated within its investment objective, as well as its compliance with its investment restrictions. The NIF Trustees received information on the Portfolio’s investment performance for one, two, three, four, five and ten years, as well as performance for the

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	PRIME OBLIGATIONS PORTFOLIO

PRIME OBLIGATIONS PORTFOLIO

APPROVAL OF MANAGEMENT AGREEMENT continued MAY 31, 2015 (UNAUDITED)

most recent quarter and year-to-date. The NIF Trustees compared the investment performance of the Portfolio to the performance of other Securities and Exchange Commission (“SEC”) registered mutual funds and to rankings issued by Lipper. The NIF Trustees concluded based on the information received and, taking into account the low interest rate environment, that the Portfolio’s performance was satisfactory.

Fees, Profitability and Costs

The NIF Trustees also evaluated the Portfolio’s contractual management fee rate; the Portfolio’s total operating expense ratio; NTI’s contractual commitment to continue expense reimbursements for at least one year with respect to the Portfolio; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolio.

The NIF Trustees reviewed information on the management fee rate under the NIF Management Agreement and the Portfolio’s total operating expense ratio compared to similar information for mutual funds advised by unaffiliated investment management firms. The comparisons of the Portfolio’s fee rates and total operating expense ratio were prepared by Lipper. The NIF Trustees considered that each of the Portfolio’s management fees and total operating expense ratio after reimbursement of expenses were below its Lipper peer objective median.

The NIF Trustees also reviewed information comparing the Portfolio’s management fee rate to the fee rates charged by NTI to similarly managed, private institutional accounts. The NIF Trustees considered the difference in, and level of complexity of, services provided by NTI with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support and other differences. These comparisons assisted the NIF Trustees in evaluating the reasonableness of the management fees paid by the Portfolio.

In addition, the NIF Trustees considered the amount of assets in the Portfolio; the information provided by NTI relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship with the Portfolio. The NIF Trustees reviewed NTI’s assumptions and methodology for allocating costs to the Portfolio, recognizing that cost allocation methodologies are inherently subjective and not audited. The NIF Trustees reviewed information with respect to NTI’s profitability compared to other publicly-traded advisers. They considered that comparisons of management agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The NIF Trustees concluded that NTI’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by NTI.

Economies of Scale

The NIF Trustees considered whether NTI had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the NIF Trustees considered NTI’s view that the Portfolio may be sharing in economies of scale through the level at which its management fees are set and through NTI’s contractual expense reimbursements that limit the expenses for the Portfolio to specific levels. The Trustees noted that the Portfolio’s management fees did not have breakpoints.

Other Benefits to NTI

The Trustees also reviewed other benefits accruing to NTI and its affiliates as a result of their relationship with the Portfolio. Those benefits included fees received by the affiliates for transfer agency, custodial and administrative functions. The Trustees also considered that many of the Portfolio’s shareholders had other client relationships with The Northern Trust Company, an affiliate of NTI. In addition, the Trustees considered that the scale of the Portfolio provided opportunities to Northern to obtain securities trading advantages for its other advisory clients.

After deliberation, the NIF Trustees concluded at the NIF Contract Meeting with respect to the Portfolio that the management fees to be paid by the Portfolio were reasonable in light of the services provided by NTI, its costs and the Portfolio’s asset levels, and that the NIF Management Agreement should be approved.

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PRIME OBLIGATIONS PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northernfunds.com/institutional or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

PRIME OBLIGATIONS PORTFOLIO	24	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

6	SCHEDULE OF INVESTMENTS

6	LIQUID ASSETS PORTFOLIO

14	ABBREVIATIONS AND OTHER INFORMATION

15	NOTES TO THE FINANCIAL STATEMENTS

20	FUND EXPENSES

21	APPROVAL OF MANAGEMENT AGREEMENT

23	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Institutional Funds Liquid Assets Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Liquid Assets Portfolio prospectus, which contains more complete information about Northern Institutional Funds Liquid Assets Portfolio’s investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Performance calculations reflect fee waivers and reimbursements in effect. In the absence of fee waivers and reimbursements, performance would be reduced. Performance is based on net change in net asset value assuming reinvestment of all dividends and distributions.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolio in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Investments in the Portfolio are not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value/No bank guarantee

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	1	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	MAY 31, 2015 (UNAUDITED)

Amounts in thousands, except per share data	LIQUID ASSETS PORTFOLIO
ASSETS:
Investments, at amortized cost, which approximates fair value	$4,533,188
Repurchase agreements, at cost, which approximates fair value	213,641
Cash	85,929
Interest income receivable	1,897
Receivable for securities sold	4,699
Receivable from affiliate for expense reimbursements	370
Prepaid and other assets	5
Total Assets	4,839,729
LIABILITIES:
Payable for securities purchased	227,632
Payable for fund shares redeemed	87,288
Distributions payable to shareholders	665
Payable to affiliates:
Management fees	375
Custody fees	40
Transfer agent fees	56
Trustee fees	14
Accrued other liabilities	27
Total Liabilities	316,097
Net Assets	$4,523,632
ANALYSIS OF NET ASSETS:
Capital stock	$4,524,241
Accumulated undistributed net realized loss	(609)
Net Assets	$4,523,632
Total Shares Outstanding (no par value, unlimited shares authorized)	4,524,240
Net Asset Value, Redemption and Offering Price Per Share	$1.00

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS	SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED)

Amounts in thousands	LIQUID ASSETS PORTFOLIO
INVESTMENT INCOME:
Interest income	$2,800
Total Investment Income	2,800
EXPENSES:
Management fees	1,367
Custody fees	163
Transfer agent fees	205
Printing fees	10
Professional fees	30
Trustee fees	14
Other	11
Total Expenses	1,800
Less expenses contractually reimbursed by investment advisor	(1,383)
Net Expenses	417
Net Investment Income	2,383
NET REALIZED GAINS:
Net realized gains on:
Investments	30
Net Gains	30
Net Increase in Net Assets Resulting from Operations	$2,413

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	3	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED) OR THE FISCAL YEAR ENDED NOVEMBER 30, 2014

	LIQUID ASSETS PORTFOLIO
Amounts in thousands	2015	2014
OPERATIONS:
Net investment income	$2,383	$1,517
Net realized gains on:
Investments	30	39
Net Increase in Net Assets Resulting from Operations	2,413	1,556
CAPITAL SHARE TRANSACTIONS:(1)
Net increase in net assets resulting from capital share transactions	2,654,365	179,796
Net Increase in Net Assets Resulting from Capital Share Transactions	2,654,365	179,796
DISTRIBUTIONS PAID:
From net investment income	(2,383)	(1,517)
Total Distributions Paid	(2,383)	(1,517)
Total Increase in Net Assets	2,654,395	179,835
NET ASSETS:
Beginning of period	1,869,237	1,689,402
End of period	$4,523,632	$1,869,237
Accumulated Undistributed Net Investment Income (Loss)	$–	$–

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

LIQUID ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS	SIX MONTHS ENDED MAY 31, 2015 (UNAUDITED) OR FISCAL YEARS ENDED NOVEMBER 30,

LIQUID ASSETS PORTFOLIO
Selected per share data	2015(1)	2014(1)	2013(1)	2012(1)	2011(1)	2010(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	–	–	–	–	–	–
Net realized and unrealized gains (losses)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.09%	0.08%	0.11%	0.12%	0.12%	0.19%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$4,523,632	$1,869,237	$1,689,402	$1,279,777	$1,426,974	$1,155,944
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.03%	0.09%	0.10%	0.10%	0.10%	0.10%
Expenses, before reimbursements and credits	0.13%	0.27%	0.37%	0.37%	0.37%	0.37%
Net investment income, net of reimbursements and credits	0.17%	0.08%	0.10%	0.12%	0.11%	0.19%
Net investment income (loss), before reimbursements and credits	0.07%	(0.10)%	(0.17)%	(0.15)%	(0.16)%	(0.08)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions from net investment income were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	5	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ABS COMMERCIAL PAPER – 7.6%

ABS Other – 7.6%

Bedford Row Funding Corp., 0.28%, 6/3/15 (1)(2)(3)	$75,000	$75,014

Collateralized Commercial Paper Co. LLC, 0.35%, 7/31/15	7,000	6,996
0.36%, 9/8/15	25,000	24,976

Collateralized Commercial Paper II Co., 0.31%, 7/1/15 (1)(3)	20,000	20,000
0.32%, 7/28/15 (3)	8,000	8,000
0.32%, 8/10/15 (1)	30,000	30,000

Kells Funding LLC, 0.23%, 6/12/15 (3)	9,000	9,000
0.20%, 7/17/15 (3)	12,000	11,997
0.28%, 7/27/15 (1)(3)	10,000	10,000
0.31%, 10/19/15 (3)	20,000	19,976

MetLife Short Term Funding LLC, 0.15%, 6/12/15 (2)(3)	35,000	34,998

Victory Receivables Corp., 0.17%, 6/9/15 (3)	21,000	20,999
0.17%, 6/11/15	35,000	34,998
0.18%, 6/23/15 (3)	24,000	23,997
0.18%, 6/25/15 (3)	11,000	10,999
		341,950
Total ABS Commercial Paper
(Cost $341,950)		341,950

ASSET-BACKED SECURITIES – 0.7%

ABS Other – 0.4%

Dell Equipment Finance Trust, Series 2015-1, Class A1, 0.42%, 9/18/15 (3)	6,071	6,071

Volvo Financial Equipment LLC, Series 2015 1A, Class A1, 0.35%, 8/27/15 (3)	13,764	13,765
		19,836

Car Loan – 0.3%

Ford Credit Auto Owner Trust, Series 2015-A, Class A1, 0.32%, 7/24/15	5,347	5,347

Honda Auto Receivables Owner Trust, Series 2014-4, 0.22%, 8/18/15	2,435	2,435

Honda Auto Receivables Owner Trust, Series 2015-1, Class A1, 0.24%, 10/17/15	3,650	3,650

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 0.7% – continued

Car Loan – 0.3% – continued

Hyundai Auto Receivables Trust, Series 2015-A, Class A1, 0.24%, 6/29/15	$2,228	$2,228
		13,660
Total Asset-Backed Securities
(Cost $33,496)		33,496

CERTIFICATES OF DEPOSIT – 29.7%

Banking – 29.7%

ANZ Banking Group Ltd., London, 0.23%, 9/4/15	17,000	17,000

Bank of America N.A., 0.38%, 7/6/15, FRCD (1)	15,000	15,000
0.25%, 8/13/15	15,000	15,000

Bank of America N.A., New York Branch, 0.30%, 7/17/15	15,000	15,000
0.32%, 9/1/15	12,000	12,000
0.33%, 9/9/15	10,000	10,000

Bank of Montreal, Chicago Branch, 0.18%, 6/5/15	20,000	20,000
0.27%, 6/5/15, FRCD (1)	25,000	25,000
0.30%, 6/8/15, FRCD (1)	21,000	21,000
0.27%, 6/10/15, FRCD (1)	35,000	35,000
0.19%, 6/16/15	15,000	15,000
0.18%, 7/1/15	15,000	15,000
0.32%, 7/16/15, FRCD (1)	10,000	10,000
0.42%, 8/12/15, FRCD	2,000	2,001

Bank of Nova Scotia, Houston Branch, 0.41%, 7/2/15, FRCD (1)	3,000	3,001

Bank of Nova Scotia, Houston, 0.25%, 6/1/15, FRCD (1)	5,000	5,000
0.32%, 6/1/15, FRCD (1)	5,000	5,000
0.32%, 6/11/15, FRCD (1)	6,000	6,000
0.32%, 7/1/15, FRCD (1)	7,000	7,000
0.51%, 7/13/15, FRCD (1)	4,000	4,005
0.28%, 8/4/15, FRCD	13,000	13,000
0.30%, 9/10/15	20,000	20,000

Bank of Tokyo-Mitsubishi UFJ Ltd., 0.29%, 6/22/15, FRCD (1)	25,000	25,000

Bank Tokyo-Mitsubishi UFJ Financial Group, Inc., 0.27%, 6/15/15, FRCD (1)	42,000	42,000

BMO Harris Bank N.A., 0.32%, 6/26/15, FRCD (1)	20,000	20,000

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 29.7% – continued

Banking – 29.7% – continued

BNP Paribas S.A., New York Branch, 0.23%, 6/19/15	$20,000	$20,000
0.24%, 7/14/15	15,000	15,000
0.24%, 8/4/15	15,000	15,000

DNB Nor Bank ASA, New York Branch, 0.22%, 6/5/15, FRCD (1)	5,000	5,000
0.28%, 6/9/15, FRCD (1)	5,000	5,000
0.22%, 6/15/15, FRCD (1)	20,000	20,000
0.19%, 6/23/15	20,000	20,000

HSBC Bank PLC, London Branch, 0.32%, 6/26/15	9,000	9,000

HSBC Bank USA N.A., 0.30%, 7/27/15, FRCD (1)	20,000	20,000

JPMorgan Chase Bank N.A., 0.25%, 6/2/15	16,000	16,000
0.33%, 7/23/15, FRCD (1)	11,000	11,000

Mitsubishi UFJ Trust & Banking Corp., 0.25%, 6/26/15	20,000	20,000
0.25%, 7/6/15	15,000	15,000
0.28%, 7/9/15	11,000	11,000
0.28%, 8/19/15	20,000	20,000

National Australia Bank Ltd., London, 0.27%, 9/2/15	25,000	25,000

National Bank of Canada, New York, 0.35%, 8/19/15	9,000	9,000

Nordea Bank Finland PLC, New York, 0.19%, 7/13/15	30,000	30,000

Norinchukin Bank, New York Branch, 0.25%, 6/25/15	30,000	30,000

Oversea-Chinese Banking Corp., 0.20%, 7/20/15	10,000	10,000

Rabobank Nederland, London Branch, 0.28%, 6/12/15, FRCD (1)	30,000	30,000
0.24%, 7/9/15	25,000	25,000
0.20%, 7/15/15	55,000	55,000
0.34%, 8/24/15, FRCD (1)	15,000	15,000

Rabobank Nederland, New York Branch, 0.32%, 6/15/15, FRCD	30,000	30,001
0.30%, 9/1/15	10,000	10,000

Royal Bank of Canada, New York, 0.30%, 6/18/15, FRCD (1)	25,000	25,000
0.27%, 7/6/15	20,000	20,000
0.31%, 8/4/15, FRCD (1)	10,000	10,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 29.7% – continued

Banking – 29.7% – continued

Shizuoka Bank, New York Branch, 0.22%, 6/16/15	$30,000	$30,000

Skandinaviska Enskilda Banken AB, New York, 0.27%, 7/24/15	20,000	20,000
0.19%, 7/27/15	15,000	15,000

State Street Bank & Trust Co., 0.32%, 7/6/15, FRCD (1)	8,000	8,000

Sumitomo Mitsui Banking Corp., 0.28%, 8/7/15	5,000	5,000

Sumitomo Mitsui Banking Corp., New York, 0.25%, 7/10/15	20,000	20,000
0.25%, 8/11/15	18,000	18,000
0.26%, 8/19/15	12,000	12,000

Svenska Handelsbanken AB, New York, 0.19%, 6/22/15	20,000	20,000
0.19%, 7/13/15	27,000	27,000

Swedbank AB, New York Branch, 0.24%, 6/23/15, FRCD (1)	25,000	25,000

Toronto Dominion Bank, New York, 0.18%, 6/8/15	22,000	22,000
0.24%, 6/12/15	9,000	9,000
0.25%, 6/16/15, FRCD	6,000	6,000
0.26%, 7/17/15	15,000	15,000
0.32%, 8/12/15, FRCD (1)	32,000	32,000
0.29%, 8/24/15, FRCD	10,000	10,000
0.30%, 9/15/15	15,000	15,000
0.53%, 2/24/16	6,000	6,000

Wells Fargo Bank N.A., 0.29%, 6/3/15, FRCD (1)	10,000	10,000
0.26%, 6/4/15, FRCD (1)	3,000	3,000
0.26%, 6/8/15, FRCD (1)	15,000	15,000
0.32%, 7/20/15, FRCD (1)	5,000	5,000
0.27%, 8/7/15	14,000	14,000
0.33%, 8/12/15, FRCD (1)	45,000	45,000
0.31%, 8/18/15, FRCD (1)	1,000	1,000
0.33%, 8/25/15, FRCD (1)	12,000	12,000
		1,343,008
Total Certificates of Deposit
(Cost $1,343,008)		1,343,008

COMMERCIAL PAPER – 20.0%

Banking – 5.5%

Australia and New Zealand Banking Group, 0.30%, 8/20/15 (1)(3)	14,000	14,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	7	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 20.0% – continued

Banking – 5.5% – continued

Bank of Nova Scotia, Toronto Branch, 0.32%, 6/25/15 (1)(3)	$10,000	$10,000

Commonwealth Bank of Australia, 0.28%, 6/15/15 (1)(3)	20,000	20,002

DNB Bank ASA, 0.20%, 6/15/15 (3)	20,000	19,999

HSBC Bank PLC, 0.27%, 6/15/15 (1)(3)	30,000	30,000

Nordea Bank AB, 0.28%, 8/26/15 (3)	22,000	21,986

Oversea-Chinese Banking Corp., 0.28%, 6/16/15	7,000	6,999
0.19%, 7/8/15	17,000	16,997
0.20%, 7/13/15	20,000	19,995

PNC Bank N.A., 0.41%, 9/10/15	13,000	12,985

Sumitomo Mitsui Banking Corp., 0.24%, 6/1/15 (3)	20,000	20,000

Swedbank AB, 0.20%, 7/14/15	12,000	11,997

United Overseas Bank Ltd., 0.26%, 9/3/15 (3)	25,000	24,983

Westpac Banking Corp., New York, 0.29%, 6/3/15 (1)(3)	20,000	20,000
		249,943

Brokerage – 0.9%

JPMorgan Securities LLC, 0.30%, 7/22/15	9,000	8,996
0.30%, 8/3/15	4,000	3,998
0.31%, 8/6/15 (1)	30,000	30,000
		42,994

Diversified Manufacturing – 2.1%

General Electric Co., 0.08%, 6/2/15	50,000	50,000
0.07%, 6/5/15	45,000	45,000
		95,000

Finance Companies – 2.1%

General Electric Capital Corp., 0.08%, 6/1/15	56,000	56,000
0.28%, 8/5/15	13,000	12,993
0.25%, 8/7/15	4,000	3,998
0.30%, 9/25/15	20,000	19,981
		92,972

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 20.0% – continued

Food and Beverage – 0.4%

Coca-Cola (The) Co., 0.29%, 9/18/15	$18,000	$17,984

Foreign Agencies – 1.8%

KFW, 0.17%, 7/20/15 (3)	20,000	19,995

Korea Development Bank, 0.27%, 7/24/15	15,000	14,994
0.30%, 9/2/15	6,000	5,995
0.30%, 9/29/15	3,000	2,997

Nederlandse Waterschapsbank N.V., 0.22%, 7/27/15	20,000	19,993
0.24%, 8/28/15 (2)(3)	16,000	15,991
		79,965

Foreign Local Government – 1.1%

NRW.BANK, 0.20%, 7/21/15 (3)	20,000	19,994
0.20%, 8/14/15	30,000	29,988
		49,982

Healthcare – 0.3%

Catholic Health Initiatives, 0.38%, 7/23/15	11,815	11,809

Technology – 5.8%

Automatic Data Processing, Inc., 0.02%, 6/2/15 (3)	214,000	214,000

International Business Machines Corp., 0.12%, 6/29/15 (3)	50,000	49,995
		263,995
Total Commercial Paper
(Cost $904,644)		904,644

CORPORATE NOTES/BONDS – 5.5%

Automotive – 0.4%

American Honda Finance Corp., 0.27%, 7/7/15, FRN (1)	19,000	19,000

Banking – 3.3%

Bank of Nova Scotia (The), 1.65%, 10/29/15, FRN (3)	15,192	15,270

Canadian Imperial Bank of Commerce, 2.35%, 12/11/15	2,000	2,019
2.75%, 1/27/16 (3)	11,900	12,070

Commonwealth Bank of Australia, 1.46%, 6/16/15, FRN (3)	9,000	9,005

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE NOTES/BONDS – 5.5% – continued

Banking – 3.3% – continued
0.87%, 7/8/15, FRN (1)(3)	$9,000	$9,018

National Bank of Canada, 1.50%, 6/26/15	7,000	7,006

PNC Bank N.A., 0.80%, 1/28/16	5,000	5,008

Royal Bank of Canada, 0.63%, 6/8/15, FRN (1)	6,000	6,016

Toronto Dominion Bank, 2.20%, 7/29/15 (3)	21,275	21,338

Toronto Dominion Bank, New York, 0.25%, 7/20/15	40,000	40,002
0.48%, 8/6/15, FRN (1)	7,000	7,006

US Bank N.A., 0.40%, 7/22/15, FRN (1)	5,300	5,304

Wells Fargo Bank N.A., 0.56%, 7/20/15, FRN	7,750	7,753

Westpac Banking Corp., 3.00%, 12/9/15	4,000	4,051
		150,866

Finance Companies – 0.4%

General Electric Capital Corp., 0.87%, 7/8/15, FRN (1)	4,000	4,013
0.51%, 7/14/15, FRN (1)	5,000	5,008
1.15%, 8/10/15, FRN (1)	7,110	7,166
		16,187

Foreign Agencies – 0.4%

Export Development Canada, 0.19%, 6/1/15, FRN (1)(3)	7,000	7,000
0.14%, 6/22/15, FRN (1)	11,000	10,996
		17,996

Integrated Energy – 0.5%

Shell International Finance B.V., 0.35%, 8/10/15, FRN (1)	22,000	22,009

Retailers – 0.5%

Wal-Mart Stores, 5.32%, 6/1/15, FRN	8,000	8,000
5.48%, 6/1/15, FRN (1)	13,000	13,633
		21,633
Total Corporate Notes/Bonds
(Cost $247,691)		247,691

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
EURODOLLAR TIME DEPOSITS – 16.4%

Banking – 16.4%

Australia and New Zealand Banking Group, 0.06%, 6/1/15	$43,000	$43,000

Bank of New York Mellon Cayman, 0.05%, 6/1/15	190,000	190,000

Credit Agricole S.A., London, 0.10%, 6/1/15	40,000	40,000

HSBC Holdings PLC, Paris Branch, 0.15%, 6/1/15	125,000	125,000

Skandinaviska Enskilda Banken AB, 0.10%, 6/1/15	159,000	159,000

Swedbank AB, 0.06%, 6/1/15	147,000	147,000

United Overseas Bank Ltd., Singapore, 0.20%, 6/11/15	40,000	40,000
		744,000
Total Eurodollar Time Deposits
(Cost $744,000)		744,000

MEDIUM TERM NOTES – 0.5%

Banking – 0.0%

Bank of Montreal, 0.80%, 11/6/15	1,750	1,753

Finance Companies–0.5%

General Electric Capital Corp., 3.50%, 6/29/15	8,000	8,020
1.00%, 1/8/16	15,000	15,048
		23,068
Total Medium Term Notes
(Cost $24,821)		24,821

U.S. GOVERNMENT AGENCIES – 5.7% (4)

Federal Farm Credit Bank – 1.9%

FFCB Discount Note, 0.20%, 7/23/15	2,000	2,000

FFCB FRN, 0.18%, 6/2/15 (1)	10,000	9,998
0.15%, 6/6/15 (1)	25,000	24,997
0.19%, 6/19/15 (1)	9,000	9,001
0.18%, 6/20/15 (1)	5,000	5,001
0.14%, 6/28/15 (1)	25,000	24,999
0.19%, 6/30/15 (1)	11,000	11,003
		86,999

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	9	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 5.7% (4) – continued

Federal Home Loan Bank – 3.5%

FHLB Discount Notes, 0.08%, 6/10/15	$51,000	$50,999
0.07%, 6/12/15	49,000	48,999
0.10%, 6/19/15	10,000	9,999
0.10%, 7/15/15	10,000	9,999

FHLB FRN, 0.13%, 6/7/15 (1)	5,000	5,000
0.17%, 6/11/15 (1)	9,000	8,999
0.13%, 6/20/15 (1)	22,000	21,999
		155,994

Federal National Mortgage Association – 0.3%

FNMA FRN, 0.15%, 6/5/15(1)	5,000	5,000
0.18%, 6/21/15(1)	10,000	10,001
		15,001
Total U.S. Government Agencies
(Cost $257,994)		257,994

U.S. GOVERNMENT OBLIGATIONS – 1.6%

U.S. Treasury Bills – 0.5%
0.22%, 12/10/15	6,000	5,993
0.27%, 1/7/16	9,000	8,986
0.29%, 3/31/16	9,000	8,978
		23,957

U.S. Treasury Floating Rate Notes – 1.1%
0.07%, 6/1/15 (1)	16,000	16,000
0.08%, 6/1/15 (1)	26,498	26,498
0.09%, 6/1/15 (1)	5,065	5,065
		47,563
Total U.S. Government Obligations
(Cost $71,520)		71,520

MUNICIPAL INVESTMENTS – 12.5%

Alaska – 0.9%

Alaska Housing Finance Corp. Revenue VRDB, State Capital Project, Series C, 0.07%, 6/8/15	43,090	43,090

California – 0.4%

City of Milpitas Multifamily Taxable Revenue VRDB, Series A-T, The Crossing at Montague Apartments, (FNMA LOC), 0.15%, 6/8/15	3,700	3,700

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 12.5% – continued

California – 0.4% – continued

County of Riverside Taxable VRDB, COPS, (State Street Bank & Trust Co. LOC), 0.14%, 6/8/15	$3,900	$3,900

San Jose Redevelopment Agency Municipal CP, (JPMorgan Chase Bank N.A. LOC), 0.33%, 9/8/15	10,000	10,000
		17,600

Colorado – 0.2%

Catholic Health Initiative CP, 0.36%, 7/7/15	11,270	11,266

Florida – 0.1%

Miami-Dade County IDA Adjustable TRB, Miami Stadium Project, (TD Bank N.A. LOC), 0.12%, 6/8/15	2,550	2,550

Idaho – 0.2%

Idaho Housing & Finance Association Agency Municipal CP, 0.63%, 8/11/15	10,000	9,988

Illinois – 1.2%

Illinois State Toll Highway Authority Revenue Refunding VRDB, Series A-1B, (Assured Guaranty Municipal Corp. Insured), 0.13%, 6/8/15	41,350	41,350

Lexington Financial Services LLC, (Bank of America N.A. LOC), 0.33%, 6/8/15	12,000	12,000
		53,350

Iowa – 0.1%

Mason City Clinic, (Wells Fargo Bank N.A. LOC), 0.41%, 6/8/15	4,300	4,300

Massachusetts – 0.5%

Massachusetts State Bay Transportation Authority Senior Sales Tax Revenue VRDB, Series A-2, 0.10%, 6/8/15	21,000	21,000

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	10	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 12.5% – continued

Minnesota – 0.4%

Minnesota Office of Higher Education Revenue Bonds, Supplemental, Series B, AMT, (Royal Bank of Canada LOC), 0.10%, 6/8/15	$20,430	$20,430

New York – 2.7%

City of New York Adjustable G.O. Unlimited Bonds, Subseries I-6, (Bank of New York Mellon LOC), 0.08%, 6/1/15	52,515	52,515

New York State Housing Finance Agency Revenue VRDB, Series A-1, Gotham West Housing, (Wells Fargo Bank N.A. LOC), 0.08%, 6/8/15	61,080	61,080

Oneida County Industrial Development Agency Civic Facilities Taxable VRDB, Series F, Mohawk St. Luke’s, (Bank of America N.A. LOC), 0.15%, 6/8/15	2,935	2,935

RBC Municipal Products, Inc. Trust Taxable Floater Notes, Series E-51, (Royal Bank of Canada LOC), 0.28%, 6/8/15 (3)	4,640	4,640
		121,170

Oregon – 0.8%

Oregon State Facilities Authority Revenue VRDB, Series B, Quatama Crossing Housing, (FNMA LOC), 0.12%, 6/8/15	34,375	34,375

Texas – 4.6%

Lower Neches Valley Texas Authority Industrial Development Corp. Revenue Refunding VRDB, ExxonMobil Project, 0.06%, 6/1/15	34,590	34,590

Pasadena Independent School District G.O. Unlimited Revenue VRDB, Series B, (Assured Guaranty Municipal Corp. Insured), 0.11%, 6/9/15	77,900	77,900

State Of Texas, G.O. Unlimited VRDB, Veterans, Series A, 0.09%, 6/8/15	76,685	76,685

University of North Texas Municipal CP, 0.30%, 6/11/15	18,495	18,495
		207,670

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 12.5% – continued

Washington – 0.0%

Washington State Housing Finance Commission Multifamily Housing Taxable Revenue VRDB, Series B, Whisperwood Project, 0.32%, 6/8/15	$130	$130

Wisconsin – 0.4%

Wisconsin Health & Educational Facilities Authority Revenue VRDB, Marshfield, Series B, (JPMorgan Chase Bank N.A. LOC), 0.10%, 6/8/15	17,145	17,145
Total Municipal Investments
(Cost $564,064)		564,064

Investments, at Amortized Cost
($4,533,188)		4,533,188

REPURCHASE AGREEMENTS – 4.7%

Joint Repurchase Agreements – 1.1% (5)

Bank of America Securities LLC, dated 5/29/15, repurchase price $16,214 0.06%, 6/5/15	16,213	16,213

Morgan Stanley & Co., Inc., dated 5/29/15, repurchase price $16,214 0.08%, 6/5/15	16,214	16,214

Societe Generale, New York Branch, dated 5/29/15, repurchase price $16,214 0.13%, 6/5/15	16,214	16,214
		48,641

Repurchase Agreements – 3.6% (6)

Bank of America N.A., dated 5/29/15, repurchase price $45,000 0.10%, 6/1/15	45,000	45,000

BNP Paribas Prime Brokerage, Inc., dated 4/17/15, repurchase price $20,009 0.35%, 6/1/15	20,000	20,000

Credit Suisse Securities, dated 5/29/15, repurchase price $25,009 0.36%, 9/1/15	25,000	25,000

Goldman Sachs & Co., dated 5/29/15, repurchase price $15,006 0.44%, 9/1/15	15,000	15,000

JPMorgan Clearing Corp., dated 5/29/15, repurchase price $15,004 0.23%, 6/5/15	15,000	15,000

JPMorgan Securities LLC, dated 5/29/15, repurchase price $10,005 0.46%, 8/28/15	10,000	10,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	11	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 4.7% – continued

Repurchase Agreements – 3.6% (6) – continued

Scotia Capital USA, Inc., dated 5/29/15, repurchase price $20,000 0.21%, 6/1/15	$20,000	$20,000

SG Americas Securities LLC, dated 5/29/15, repurchase price $15,000 0.19%, 6/1/15	15,000	15,000
		165,000
Total Repurchase Agreements
(Cost $213,641)		213,641

Total Investments – 104.9%
(Cost $4,746,829) (7)		4,746,829

Liabilities less Other Assets – (4.9)%		(223,197)
NET ASSETS – 100.0%		$4,523,632

(1)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(2)	Restricted security has been deemed illiquid. At May 31, 2015, the value of these restricted illiquid securities amounted to approximately $126,003,000 or 2.8% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
Bedford Row Funding Corp., 0.28%, 6/3/15	5/14/15	$75,014
MetLife Short Term Funding LLC, 0.15%, 6/12/15	5/12/15	34,998
Nederlandse Waterschapsbank N.V., 0.24%, 8/28/15	4/29/15	15,991

(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Trustees of Northern Institutional Funds.
(4)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(5)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$8,144	0.75% – 3.63%	1/15/25 – 2/15/44
U.S. Treasury Notes	$41,438	0.13% – 2.38%	1/15/16 – 7/15/23
Total	$49,582

(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
Common Stock	$81,813	Not Applicable	Not Applicable
Corporate Bonds	$43,027	0.41% – 7.70%	10/7/16 – 1/15/40
FNMA	$49,159	3.00% – 4.00%	6/1/43 – 4/1/45
GNMA	$2,127	2.50% – 4.00%	3/20/45 – 5/20/45
Total	$176,126

(7)	The cost for federal income tax purposes was $4,746,829.

Percentages shown are based on Net Assets.

At May 31, 2015, the maturity analysis for the Portfolio was:

MATURITY ANALYSIS	% OF TOTAL INVESTMENTS
Overnight (One Business Day)	25.1%
2 - 15 Days	28.8
16 - 30 Days	11.8
31 - 60 Days	16.6
61 - 97 Days	12.2
98 - 180 Days	4.1
181 - 270 Days	1.1
271 - 366 Days	0.3

Total	100.0%

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	12	NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MAY 31, 2015 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of May 31, 2015:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Liquid Assets Portfolio (1)(2)	$–	$4,746,829	$–	$4,746,829

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Liquid Assets Portfolio are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the Liquid Assets Portfolio as Level 1, due to quoted market prices being available in active markets.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At May 31, 2015, there were no transfers between Level 1, Level 2 or Level 3 classification based on levels assigned to the securities on November 30, 2014.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	13	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

ABBREVIATIONS AND OTHER INFORMATION	MAY 31, 2015 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

ABS	Asset-Backed Securities
AMT	Alternative Minimum Tax
COPS	Certificates of Participation
CP	Commercial Paper
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRCD	Floating Rate Certificates of Deposit
FRN	Floating Rate Notes
GNMA	Government National Mortgage Association
G.O.	General Obligation
IDA	Industrial Development Authority
LOC	Letter of Credit
TRB	Taxable Revenue Bond
VRDB	Variable Rate Demand Bonds

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	14	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS	MAY 31, 2015 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 8 portfolios as of May 31, 2015, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser and administrator for the Liquid Assets Portfolio (the “Portfolio”). Northern Trust serves as the sub-administrator, custodian and transfer agent for the Trust. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standard Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or “U.S. GAAP.” The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES The investments held by the Portfolio are valued at amortized cost, which NTI, as authorized by the Board of Trustees of the Trust (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity.

If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and Fund Administration and NTI’s Compliance and Risk Management groups. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of the security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transaction or offers with respect to the security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect the security’s valuation to determine the continued appropriateness of the security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of the fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Valuation Committee of the Board.

B) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement by which it purchases securities for cash from a seller and agrees to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and a liquidity feature which allows the Portfolio to resell the security quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), the Portfolio and other portfolios of the Trust may enter into joint repurchase

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	15	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2015 (UNAUDITED)

agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio has entered into such joint repurchase agreements at May 31, 2015, as reflected in its accompanying Schedule of Investments.

The Portfolio may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Portfolio to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. In addition, the netting agreements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Portfolio manages its cash collateral and securities collateral on a counterparty basis. As of May 31, 2015, the Portfolio has not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to netting agreements.

The following table presents the repurchase agreements, which are subject to netting agreements, as well as the collateral delivered related to those repurchase agreements.

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT
Liquid Assets	Bank of America	$61,213	$(61,213)	$ —
	BNP Paribas	20,000	(20,000)
	Credit Suisse	25,000	(25,000)	—
	Goldman Sachs & Co.	15,000	(15,000)	—
	JPMorgan	25,000	(25,000)	—
	Morgan Stanley & Co.	16,214	(16,214)	—
	Scotia Capital	20,000	(20,000)	—
	SG Americas	15,000	(15,000)	—
	Societe Generale	16,214	(16,214)	—
	Total	$213,641	$(213,641)	$ —

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method.

D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses incurred which do not specifically relate to the Portfolio are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS Distributions from the Portfolio’s net investment income are declared daily and paid monthly. Distributions of net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by the Portfolio to Northern Trust in cash. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder’s account with Northern Trust, its affiliates or its correspondents. The Portfolio may periodically make reclassifications among certain of its capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, expired capital loss carryforwards, non-deductible taxes paid, distribution reclassifications, and gain or loss on in-kind transactions. These reclassifications have no impact on the net assets or the net asset value per share of the Portfolio. There were no reclassifications at November 30, 2014.

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, capital losses incurred by the Portfolio in taxable years beginning with the taxable year ended November 30, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Portfolio in taxable years beginning before the taxable year ended November 30, 2012 with an expiration date

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	16	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2015 (UNAUDITED)

may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended November 30, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Portfolio’s ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

At November 30, 2014, the capital loss carryforward for U.S. federal income tax purposes and the respective year of expiration was as follows:

Amount in thousands	NOVEMBER 30, 2017
Liquid Assets	$639

The Portfolio may offset future capital gains with this capital loss carryforward until the capital loss carryforward expires.

The following capital loss carryforwards were utilized at November 30, 2014, for U.S. Federal income tax purposes:

Amount in thousands
Liquid Assets	$39

At November 30, 2014, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

Amount in thousands	UNDISTRIBUTED ORDINARY INCOME*
Liquid Assets	$259

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended November 30, 2014 and 2013 was as follows:

	DISTRIBUTED FROM ORDINARY INCOME*
Amounts in thousands	2014	2013
Liquid Assets	$1,368	$1,748

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns filed for the fiscal years ended November 30, 2011 through November 30, 2013 remain subject to examination by the Internal Revenue Service. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolio will be recorded as Interest expense on the Statement of Operations.

3. BANK BORROWINGS

The Trust and the Northern Funds jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 20, 2014, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.08 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations. The Credit Facility will expire on November 23, 2015, unless renewed.

During the six months ended May 31, 2015, the Portfolio did not have any borrowings. The Portfolio did not incur any interest expense for the six months ended May 31, 2015.

4. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of 0.10 percent of the Portfolio’s average daily net assets.

NTI has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than acquired fund fees and expenses, the Portfolio’s proportionate share of the increase in compensation paid to each independent Trustee, expenses related to third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, extraordinary expenses and interest) as shown on the accompanying Statement of Operations, to adhere to the expense limitation of 0.03 percent of the Portfolio’s average daily net assets. The contractual expense reimbursement arrangement is expected to continue until at least April 1, 2016. The contractual expense reimbursement arrangement will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	17	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2015 (UNAUDITED)

Board of Trustees may terminate the contractual arrangement at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

The expenses reimbursed during the six months ended May 31, 2015, under the contractual expense reimbursement arrangement previously described are shown as “Less expenses contractually reimbursed by investment adviser” in the Statement of Operations. The contractual expense reimbursement receivable at May 31, 2015 is shown as “Receivable from affiliate for expense reimbursements” in the Statement of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolio by NTI.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets of the Portfolio.

As compensation for custody services, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. Custodian credits, if any, are shown as “Less custodian credits” in the Statement of Operations.

Northern Funds Distributors, LLC, the placement agent for the Portfolio, received no compensation from the Portfolio under the placement agency agreement. However, it received compensation from NTI for its services as placement agent pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended May 31, 2015, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$14,313,967	$ —	$(11,659,602)	$2,654,365

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended November 30, 2014, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$16,338,713	$ —	$(16,158,917)	$179,796

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

6. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Portfolio may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolio. The maximum exposure to the Portfolio under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

7. OTHER MATTERS

On July 23, 2014, the SEC voted to amend the rules under the 1940 Act which currently govern the operations of the Portfolio. The new rules represent a substantial change for the industry, and they vary based on the type of fund and investor. For purposes of the amendments, money market funds are divided into three categories: 1) government funds, which will be required to invest at least 99.5% of total assets (previously 80%) in cash, U.S. government securities issued or guaranteed by the U.S. government or its agencies and instrumentalities and/or repurchase agreements “collateralized fully” by cash or U.S. government

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	18	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	MAY 31, 2015 (UNAUDITED)

securities; 2) institutional prime funds, which invest primarily in credit instruments; and 3) municipal/tax-exempt funds, which invest in municipal and tax-exempt securities. In addition, the rules provide a distinction between retail and institutional money market funds. To be considered a retail fund, the fund must maintain policies and procedures reasonably designed to limit all beneficial owners of the fund to “natural persons.” The new requirements include:

•

Floating net asset value (“NAV”) — Only institutional prime and institutional municipal/ tax-exempt funds will be required to move to a floating NAV. Funds subject to this requirement will need to round daily NAVs to the fourth decimal point (e.g., $1.0000), rather than the current practice whereby NAVs are fixed at $1.00 per share.

•

Liquidity fees and redemption gates — Under the new rules, all money market funds (except for government money market funds, for which liquidity fees and gates are optional) may impose fees or temporarily suspend redemptions if the fund’s level of weekly liquid assets falls below a certain threshold:

•

If a fund’s weekly liquid assets fall below 30%, the board would be allowed to impose a liquidity fee of up to 2% on all redemptions and/or suspend investor redemptions for up to 10 business days during any 90-day period.

•	If a fund’s weekly liquid assets fall below 10%, the board is required to impose a 1% liquidity fee unless the board determines to impose a different fee or no fee.

•	In addition, all money market funds are subject to new diversification and enhanced stress-testing requirements, along with enhanced disclosure and reporting requirements.

In order to provide market participants adequate time to prepare for these changes, the compliance date for the amendments relating to government fund investment thresholds, floating NAV and liquidity fees and redemption gates is October 14, 2016, while shorter compliance periods apply to other money market fund reforms. At this time, management is evaluating the implications of these amendments and their impact on the Portfolio’s operations, financial statements and accompanying notes.

8. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolio through the date the financial statements were issued, and has concluded that, except for the matter discussed below, there are no recognized or non-recognized subsequent events relevant for financial statement disclosure. On June 26, 2015, Northern Trust Corporation, the parent company of NTI, voluntarily made a cash contribution of approximately $565,000 to the Portfolio to offset legacy net losses realized by the Portfolio in certain securities.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	19	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FUND EXPENSES	MAY 31, 2015 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2014 through May 31, 2015.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 12/1/14 - 5/31/15” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LIQUID ASSETS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 12/1/2014	ENDING ACCOUNT VALUE 5/31/2015	*EXPENSES PAID 12/1/2014 - 5/31/2015
Actual	0.03%	$1,000.00	$1,000.90	$0.15
Hypothetical**	0.03%	$1,000.00	$1,024.78	$0.15

*	Expenses are calculated using the Portfolio’s annualized expense ratio, which represents ongoing expenses as a percentage of net assets for the six months ended May 31, 2015. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Portfolio’s actual annualized expense ratio and an assumed rate of return of 5 percent per year before expenses.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	20	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

APPROVAL OF MANAGEMENT AGREEMENT	MAY 31, 2015 (UNAUDITED)

BOARD CONSIDERATIONS IN APPROVING THE MANAGEMENT AGREEMENT

The Board of Trustees of Northern Institutional Portfolios (“NIF Trustees”) oversees and reviews the investment performance and expenses of the Northern Institutional Portfolios at regularly scheduled meetings held during the Portfolios’ fiscal year.

The NIF Trustees, including a majority of the Trustees who are not parties to the Management Agreement (“NIF Management Agreement”) or “interested persons” (as defined by the 1940 Act) of any party thereto (the “NIF Independent Trustees”) voting separately, approved the continuance of the NIF Management Agreement on May 21, 2015. The foregoing meeting is referred to below as the “NIF Contract Meeting.”

The NIF Trustees received written materials and verbal presentations relating to the NIF Management Agreement in preparation for their consideration of the Agreement, including reports from the Board’s Governance Committee, which reviewed certain information pertinent to the NIF Management Agreement at its meetings. At the NIF Contract Meeting, the NIF Board considered the applicable reports and presentations and discussed the information that had been provided. In connection with their deliberations, the NIF Independent Trustees met separately with and were advised by their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the NIF Contract Meeting without employees of NTI present.

In evaluating the NIF Management Agreement at the NIF Contract Meeting, the NIF Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year and past years, of NTI, its services and the Northern Institutional Portfolios. The NIF Trustees received materials relating to NTI’s investment management services both in meetings specifically dedicated to the review of the NIF Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Portfolio in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about NTI’s and its affiliates’ risk management processes; (iv) fees charged to and expenses borne by the Portfolio; (v) NTI’s profitability and costs; (vi) the qualifications of NTI and its affiliates to provide services to the Portfolio; and (vii) policies adopted by NTI regarding brokerage, including soft dollars, trade allocations and other matters.

The NIF Trustees reviewed, among other things, information specifically relating to: (i) the terms of the NIF Management Agreement; (ii) the Portfolio’s investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual management fees and the Portfolio’s total expenses (after fee waivers and reimbursements) in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the management fees charged to the Portfolio compared to the management fees charged by NTI to NTI’s other comparable institutional accounts; (v) NTI’s staffing for the Portfolio and the experience of the portfolio managers and other personnel; (vi) NTI’s financial resources and its ability to attract and retain portfolio management talent; (vii) NTI’s investments in technology to benefit the Portfolio; (viii) the fees paid by the Portfolio to NTI and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by NTI and its affiliates from their relationships with the Portfolio. In evaluating the NIF Management Agreement for the Portfolio, the NIF Trustees gave weight to various factors, but did not identify any single factor as controlling their decision.

Nature, Quality and Extent of Services

The NIF Trustees considered, as part of their review, the nature, quality and extent of the services provided by NTI. In this regard, they considered both the investment advisory services, and the administrative and other non-advisory services that are provided to the Portfolio by NTI and its affiliates. These services include acting as the Portfolio’s administrator, custodian and transfer agent. The Trustees considered the quality of NTI’s communications with and services to shareholders, as well as the expenditures made by NTI and its affiliates to improve the quality and scope of their services to the Portfolio. They noted NTI’s investments in technology during the period and those planned for the coming year. The NIF Trustees also considered the strength of NTI’s and its affiliates’ risk management processes, NTI’s compliance oversight program with respect to all of the Portfolio’s service providers and the continued active involvement of internal audit in reviewing operations related to the Portfolio. In addition, they noted NTI’s and its affiliates’ strong financial position, stability and willingness to continue to support the Portfolio. The NIF Trustees concluded that NTI was able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to provide quality services to the Portfolio.

Performance

The NIF Trustees considered the investment performance of the Portfolio. They first considered whether the Portfolio had operated within its investment objective, as well as its compliance with its investment restrictions. The Trustees received information on the Portfolio’s investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	21	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

APPROVAL OF MANAGEMENT AGREEMENT continued	MAY 31, 2015 (UNAUDITED)

investment performance of the Portfolio to the performance of other Securities and Exchange Commission (“SEC”) registered mutual funds and to rankings issued by Lipper. The NIF Trustees concluded based on the information received and, taking into account the low interest rate environment, that the Portfolio’s performance was satisfactory.

Fees, Profitability and Costs

The NIF Trustees also evaluated the Portfolio’s contractual management fee rate; the Portfolio’s total operating expense ratio; NTI’s contractual commitment to continue expense reimbursements for at least one year with respect to the Portfolio; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolio.

The NIF Trustees reviewed information on the proposed management fee rate under the NIF Management Agreement and the Portfolio’s total operating expense ratio compared to similar information for mutual funds advised by unaffiliated investment management firms. The comparisons of the Portfolio’s fee rates and total operating expense ratio were prepared by Lipper. The NIF Trustees considered that the Portfolio’s management fees and total operating expense ratio after reimbursement of expenses were below its Lipper peer objective median.

The NIF Trustees also reviewed information comparing the Portfolio’s management fee rate to the fee rates charged by NTI to similarly managed, private institutional accounts. The NIF Trustees considered the difference in, and level of complexity of, services provided by NTI with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support and other differences. These comparisons assisted the NIF Trustees in evaluating the reasonableness of the fees paid by the Portfolio.

In addition, the NIF Trustees considered the amount of assets in the Portfolio; the information provided by NTI relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship with the Portfolio. The NIF Trustees reviewed NTI’s assumptions and methodology for allocating costs to the Portfolio, recognizing that cost allocation methodologies are inherently subjective and not audited. The Trustees reviewed information with respect to NTI’s profitability compared to other publicly-traded advisers. They considered that comparisons of management agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The NIF Trustees concluded that NTI’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by NTI.

Economies of Scale

The NIF Trustees considered whether NTI had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the NIF Trustees considered NTI’s view that the Portfolio may be sharing in economies of scale through the level at which the Portfolio’s management fees are set and through NTI’s contractual expense reimbursements that limit the expenses for the Portfolio to specific levels. The Trustees noted that the Portfolio’s management fees did not have breakpoints.

Other Benefits to NTI

The Trustees also reviewed other benefits accruing to NTI and its affiliates as a result of their relationship with the Portfolio. Those benefits included fees received by the affiliates for transfer agency and custodial functions. The Trustees also considered that many of the Portfolio’s shareholders had other client relationships with The Northern Trust Company, an affiliate of NTI. In addition, the Trustees considered that the scale of the Portfolio provided opportunities to Northern to obtain securities trading advantages for its other advisory clients.

After deliberation, the NIF Trustees concluded at the NIF Contract Meeting with respect to the Portfolio that the management fees to be paid by the Portfolio were reasonable in light of the services provided by NTI, its costs and the Portfolio’s asset levels, and that the NIF Management Agreement should be approved.

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LIQUID ASSETS PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ Web site at northernfunds.com/institutional or the SEC’s Web site at sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT	23	LIQUID ASSETS PORTFOLIO

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the reports to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for the reporting period.

(a)(2) Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	August 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date:	August 4, 2015

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	August 4, 2015